UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
  (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  May 1, 2017 through April 30, 2018

Item 1. Reports to Stockholders.

ANNUAL REPORT
April 30, 2018

Pacer Trendpilot® US Large Cap ETF	Ticker: PTLC
Pacer Trendpilot® US Mid Cap ETF	Ticker: PTMC
Pacer Trendpilot® 100 ETF	Ticker: PTNQ
Pacer Trendpilot® European Index ETF	Ticker: PTEU
Pacer Global Cash Cows Dividend ETF	Ticker: GCOW
Pacer US Cash Cows 100 ETF	Ticker: COWZ
Pacer US Small Cap Cash Cows 100 ETF	Ticker: CALF
Pacer Developed Markets International Cash Cows 100 ETF	Ticker: ICOW
Pacer WealthShield ETF	Ticker: PWS
Pacer Military Times Best Employers ETF	Ticker: VETS

Pacer Funds

Pacer Funds

Dear Shareholder,

Pacer ETFs continued to show strong growth during this past fiscal year.  During this time, we saw several milestones including the doubling of our assets and crossing $2 billion in assets under management.  Part of that growth can be attributed to strong market returns, but we also added new business during this time when the industry saw negative flows.  Our strategy driven exchange traded funds (ETFs) have a distinct purpose in a portfolio which allows us to stand out from a crowded marketplace that focuses on low fees.

During this fiscal year, we expanded our fund offerings to ten by adding four ETFs and their related indexes to our Cash Cows and Custom Index series. They include Pacer Developed Markets International Cash Cows 100 ETF (ICOW), Pacer US Small Cap Cash Cows 100 ETF (CALF), Pacer WealthShield ETF (PWS) and Pacer Military Times Best Employers ETF (VETS).  We are most excited about the opportunity to support veterans through our new military ETF.  It invests in an index of companies that have made a commitment to recruiting, training and professional development of military veterans.  Pacer will donate 10% of the VETS management fee to a military or veteran based charity.

The market continues to enjoy strong earnings, a lower regulatory environment, and positive impacts from tax relief.  As the market continues to reach new highs on this good news, investors are also worried about the next bear market.  Since they are not able to determine when this will happen, investors are realizing that now may be the right time to add downside risk management to their portfolios.

We thank you for entrusting your assets with us as we look to grow with you.

Best,

Joe M. Thomson
Chairman, Pacer Funds Trust

Pacer Funds

Market Environment Overview

Throughout 2017, equity markets saw historic returns and record low volatility. This market sustained itself despite the implementation of normalization policies by the Federal Reserve throughout the year. Fundamental factors like low unemployment, benign inflation and improving earnings were the domestic backdrop to this positive market sentiment. Overseas, during this time, more dovish monetary policies helped keep equity markets buoyant as well.

The promise of President Trump’s Tax Cuts and Jobs Act of 2017 was also being priced in the market throughout the year. The $1.5 trillion tax bill that was passed at the end of December 2017 had an immediate impact on first quarter earnings in 2018 and is expected to have broad effects on the economy throughout the rest of the calendar year. The tax reform is also forecasted to increase the federal government’s budget deficit going forward. This forecast pushed treasury yields to levels not seen since 2014 in Q1 2018. With this new emerging trend, equity market volatility returned as the market determined the implications of a 3% yield on treasury bonds. Other than higher interest rates in the US, populist movements and the 2018 Italian general election reintroduced uncertainty and volatility in the markets overseas.

Headline risks dealing with trade and geopolitics have had more influence on market prices in 2018. The S&P 500 was flat as of the end of April. However, positive earnings and revenue numbers have been reported by companies so far for the quarter and unemployment numbers continuing their trending lower.

The Pacer Trendpilot™ Series

The Pacer Trendpilot series is based on a trend following strategy that alternates exposure between a Benchmark Index and 3-Month US T-Bills using three indicators. It is designed to participate in the market when it is trending up, maintain some exposure during short term market declines and exit the market when it is trending down. The period referenced in this section for all Trendpilot Funds is for the fiscal year end of April 30, 2018.

The Index provider made a change to the base index from Wilshire Indexes to S&P Dow Jones Indices (SPDJI) on the Pacer Trendpilot US Large Cap Index and the Pacer Trendpilot US Mid Cap Index during the year. The advisor agrees with the change and believes it is a positive for the Funds. SPDJI is a global leader in index design and index calculation.

Pacer Trendpilot® US Large Cap ETF

The Pacer Trendpilot® US Large Cap ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US

Pacer Funds

Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index. The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

The Wilshire US Large-Cap IndexTM is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market IndexTM. The Wilshire 5000 Total Market IndexTM is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

The Fund

The Fund had a total return of 12.56% during this period while the Pacer Trendpilot® US Large Cap Index had a total return of 11.87%. The S&P 500 Index had a total return of 13.27%.

The Fund was invested in 100% equities during this period.

The top three sectors for contribution to performance for that period were Information Technology at 24.55%, Financials at 18.60% and Consumer Discretionary at 16.81%. The three sectors with the lowest contribution to performance were Real Estate at 0.95%, Telecommunication Services at -2.58% and Consumer Staples at -5.85%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® US Mid Cap ETF

The Pacer Trendpilot® US Mid Cap ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot US Mid Cap Trendpilot Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Total Return Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index. The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

The Wilshire US Mid-Cap IndexTM is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market IndexTM. The

Pacer Funds

Wilshire 5000 Total Market IndexTM is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

The Fund

The Fund had a total return of 10.42% during this period while the Pacer Trendpilot US Mid Cap Trendpilot Index had a total return of 11.21%. The S&P 400 MidCap Index had a total return of 9.77%.

The Fund was invested in 100% equities during the period.

The top three sectors for contribution to performance were Information Technology at 15.94%, Financials at 13.10% and Industrials at 9.62%. The three sectors with the lowest contribution to performance were Consumer Staples at -2.07%, Real Estate at -3.18% and Telecommunication Services at -28.84%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® 100 ETF

The Pacer Trendpilot® 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100 Index, (ii) 50% to the Nasdaq-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100 Total Return Index and its 200-business day historical simple moving average.

The Nasdaq-100 Total Return Index is a total return version of the Nasdaq-100 Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100 Index. The Nasdaq-100 Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq-100 Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

The Fund

The Fund had a total return of 18.78% during this period while the Pacer NASDAQ-100 Trendpilot Index had a total return of 19.59%. The NASDAQ-100 Total Return Index had a total return of 19.59%.

The Fund was invested in 100% equities during the period.

Pacer Funds

The top three sectors for contribution to performance were Consumer Discretionary at 26.62%, Information Technology at 24.75% and Industrials at 11.36%. The three sectors with the lowest contribution to performance were Healthcare at 0.85%, Telecommunications at -5.13% and Consumer Staples at -12.97%. Sector performance numbers reflect their total return during the period.

Pacer Trendpilot® European Index ETF

The Pacer Trendpilot® European Index ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot European Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

The Fund

The Fund had a total return of 10.43% during this period while the Pacer Trendpilot European Index had a total return of 12.20%. The FTSE Eurozone Total Return Index (USD) was 17.68%.

The Fund had three exposure changes during the fiscal year:

•	February 13, 2018 – 50% T-Bills / 50% Equities
•	March 2, 2018 – 100% T-Bills
•	April 19, 2018 – 100% Equities

The Fund has remained in equities through the end of the period. The Fund’s underperformance can be attributed to the period between February 13 and April 19, where the Pacer Trendpilot European Index went to 50% T Bills/ 50% Equities and 100% T-Bills. While the Trendpilot Index was exposed to T-Bills, the market rallied 4.71% resulting in underperformance for the Trendpilot Index. When the Fund was invested in equities, the top three sectors for contribution to performance were Financials at 16.30%, Consumer Discretionary at 15.44% and Industrials at 13.00%. The three sectors that had the lowest contribution to performance were Energy at 15.22%, Telecommunication Services at 3.36% and Health Care at -4.45%. Sector performance numbers reflect their total return during the period.

Pacer Funds

The Pacer Cash Cows Index® ETF Series

The Pacer Cash Cows ETFs aim to provide capital appreciation over time by screening broad based indexes to identify quality companies with high free cash flow yield. The period referenced in this section for all Cash Cows Funds is for the fiscal year end of April 30, 2018.

Pacer Global Cash Cows Dividend ETF

The Pacer Global Cash Cows Dividend ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

The Fund

The Fund had a total return of 10.86% and the Pacer Global Cash Cows Dividend Index total return was 12.15%. The FTSE Developed Large-Cap Index had a total return of 14.28%.

During the fiscal year, three top sectors that contributed to performance were Energy at 33.43%, Materials at 27.16% and Consumer Discretionary at 23.14%. The three sectors that had the lowest contribution to performance were Utilities at 5.42%, Real Estate at 3.92% and Consumer Staples at -8.91%. Sector performance numbers reflect their total return during the period.

The Fund had a weighting of 37.18% U.S. and 62.82% International exposure for the period on average. This allowed the Fund to capture the returns of the higher yielding international companies. The contribution to return for each of these regions during that period was 489 basis points from domestic holdings and 762 basis points from

Pacer Funds

international. The top three countries that contributed most to the positive performance were the U.S., Japan and Norway. The lowest contributions came from Canada, New Zealand and Israel.

Pacer US Cash Cows 100 ETF

The Pacer US Cash Cows 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

The Fund

The Fund had a total return of 13.35% and the Pacer US Cash Cows 100 Index total return was 13.67%. The Russell 1000 Index had a total return of 13.17%.

During the fiscal year, three top sectors that contributed to performance were Industrials at 25.07%, Information Technology at 16.73% and Consumer Discretionary at 9.32%. The three sectors that had the lowest contribution to performance were Utilities at 11.85%, Real Estate at 6.21% and Consumer Staples at -1.73%. Sector performance numbers reflect their total return during the period.

The Fund uses a rules-based methodology that uses quality and value screens to select top constituents from the index universe. The Fund’s weighting throughout the year was largely in cyclicals that comprised almost 60% of the Fund. Information Technology had an average weighting of 31.09% and Consumer Discretionary’s average weighting was 28.36%.

Pacer US Small Cap Cash Cows 100 ETF

The Pacer US Small Cap Cash Cows 100 ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer US Small Cap Cash Cows 100 Index (the “Index”).

Pacer Funds

The Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P Small Cap 600 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600 Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

The Fund

The Fund’s inception date was June 16, 2017. The Fund had a since inception total return of 6.69%. The Pacer US Small Cap Cash Cows Index was 6.96%. The SmallCap 600 Index had a total return of 12.42%.

CALF, like COWZ, had a heavy sector weighting in Consumer Discretionary and Information Technology. Information Technology had an average weighting of 23.59% and Consumer Discretionary’s average weighting was 39.84%. The two top sectors for contribution to performance during this period were Consumer Discretionary at 24.92% and Health Care at 7.97%. The three sectors that had the lowest contribution to performance were Industrials at -6.19%, Consumer Staples at -26.83% and Real Estate at -30.70%. Sector performance numbers reflect their total return during the period.

Pacer Developed Markets International Cash Cows 100 ETF

The Pacer Developed Markets International Cash Cows 100 ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer Developed Markets International Cash Cows 100 Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are

Pacer Funds

ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

The Fund

The Fund’s inception date was June 16, 2017. The Fund had a since inception total return of 16.48%. The Pacer Developed Markets International Cash Cows 100 Index was 17.65%. The FTSE Developed ex US Index had a total return of 10.74%.

There were several factors that contributed to positive performance. ICOW also had a heavy cyclical weighting which benefited from the reflation trade continuing through 2017. The three top sectors for contribution to performance during this period were Materials at 34.74%, Consumer Discretionary at 22.94% and Industrials at 10.93%. The three sectors that had the lowest contribution to performance were Telecommunication Services at 7.62%, Utilities at 2.12% and Consumer Staples at -6.50%. Sector performance numbers reflect their total return during the period.

The three top regions for contribution to performance were Italy at 79.24%, United Kingdom, at 15.11% and Japan at 13.51%. The three regions with the lowest contributions to performance were Austria at 9.81%, Sweden at -1.71% and Switzerland at -4.32%. Region performance numbers reflect their total return during the period.

The Pacer Custom ETF Series

The Pacer Custom ETFs are strategy-driven, rules-based and are each designed to offer a specific investment focus. The period referenced in this section for all custom funds is for the fiscal year end of April 30, 2018.

Pacer WealthShield ETF

The Pacer WealthShield ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Pacer WealthShield Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

Pacer Funds

The Fund

The Fund’s inception date was December 11, 2017. The Fund had a since inception total return of 0.23%. The Pacer WealthShield Index was 0.45%. The S&P 500 Index had a total return of 0.22%.

At the time of the Fund’s launch, its holdings were 20.8% Information Technology, 20.8% Internet, 20.3% Financials, 19.5% Healthcare and 20.8% Biotechechnology. At the end of the calendar quarter in December, the Healthcare and Biotech holdings were replaced with the Material and Energy sectors by the indices’ relative strength screens. These sectors remained in the Fund until the end of February when the Energy Sector’s trend screen put this sector’s holdings into 3 Month US T-Bills for the month of March.

The Fund’s credit spread indicator remained in the Risk On position from launch until the end of March. PWS’s credit spread indicator switched to Risk Off for April and the Fund’s holdings were switched entirely to 3-Month T-bills for the remainder of the fiscal year.

Pacer Military Times Best Employers ETF

The Pacer Military Times Best Employers ETF (the “Fund”) seeks to track the total performance, before fees and expenses, of the Military Times Best for VetsSM Index (the “Index”).

The Index is owned and developed by VETS Indexes, LLC (the “Index Provider”) and based on The Military Times Best for VetsSM: Employers list (the “Best for Vets List”) published annually by Sightline Media Group. The Best for Vets List is published each year based on detailed surveys (the “Best for Vets Survey”) completed by companies doing business in the United States that address the recruiting of U.S. armed forces veterans and service members, company culture, policies and reservist accommodations. Responses to each such category of questions are weighted to create a composite score and companies with composite scores in the top 60% of all participating companies are included on The Best for Vets List. Companies on the Best for Vets List are expected to come from a variety of sectors and industries, such as banking, information technology, energy and telecommunications, among others. Although all the companies in the Index have their stock listed on a U.S. exchange, such companies may have significant (or a majority of their) business operations outside of the United States.

The Index is composed of the U.S.-listed stocks of companies that have been included in the Best for Vets List for the last three consecutive years, have a minimum market capitalization of $200 million and meet the Index’s liquidity threshold. Index components are equally weighted at the time of each annual reconstitution of the Index, which is effective at the close of business on the third Friday of each September. As of January 11, 2018, the Index was made up of 37 companies and included significant allocations to companies in the financial, industrial and information technology sectors. Companies previously included in the Index for two consecutive years that are no longer on the Best for Vets List may continue to be included in the Index if the reason that they

Pacer Funds

are no longer on the Best for Vets List is because they did not complete the most recent Best for Vets Survey.

The Fund

The Fund’s inception date was April 9, 2018. The Fund had a since inception total return of 1.79%. The Military Time Best for Vets Index was 1.83%. The S&P 500 Index had a total return of 1.39%.

VETS biggest holdings were in Financials (23.45%), Industrials (22.21%) and Consumer Discretionary (12.62%). The three top sectors for contribution to performance during this period were Consumer Discretionary at 4.19%, Health Care at 4.04% and Information Technology at 2.72%. The three sectors that had the lowest contribution to performance were Industrials -3.87%, Telecommunications at -3.08% and Financials at -0.46%. Sector performance numbers reflect their total return during the period.

The performance data quoted is historical. Past performance is no guarantee of future results. You cannot invest directly in an index.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A copy may be obtained by visiting www.paceretfs.com or calling 1-877-337-0500. Please read the prospectus carefully before investing.

An investment in the Funds is subject to investment risk, including the possible loss of principal. Pacer ETF shares may be bought and sold on an exchange through a brokerage account. Brokerage commissions and ETF expenses will reduce investment returns. There can be no assurance that an active trading market for ETF shares will be developed or maintained. The risks associated with these Funds are detailed in the prospectus and could include factors such as concentration risk, currency exchange rate risk, equity market risk, European investments risk, fixed income risk, foreign securities risk, geographic concentration risk, government obligations risk, high portfolio turnover risk, index criteria risk, large and mid-capitalization investing risk, monthly exposure risk, new fund risk, non-diversification risk, other investment companies risk, passive investment risk, sector risk, smaller-capitalization companies risk, style risk, tracking risk, trend lag risk and/or special risks of exchange traded funds.

The Pacer Trendpilot® US Large Cap Index, Pacer Trendpilot® US Mid Cap Index, Pacer US Small Cap Cash Cows Index and Pacer WealthShield Index (the “Indices”) are the property of Index Design Group, LLC which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Index Design Group, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

Pacer Funds

The Pacer NASDAQ-100 Trendpilot® Index is co-owned by Index Design Group, LLC. and Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”). The NASDAQ-100 is a registered trademark of the Corporations and is licensed for use by Index Design Group, LLC. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Source: FTSE International Limited (“FTSE”) © FTSE 2017. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under licence. All rights in the FTSE indices and / or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and / or FTSE ratings or underlying data and no party may rely on any FTSE indices, ratings and / or data underlying data contained in this communication. No further distribution of FTSE Data is permitted without FTSE’s express written consent. FTSE does not promote, sponsor or endorse the content of this communication.

The Russell 1000 Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by Index Design Group, LLC (“IDG”). The Pacer US Cash Cows 100 Index is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Pacer US Cash Cows 100 Index is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Pacer US Cash Cows 100 Index. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to IDG or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

“VETS INDEXES(SM)” and “MILITARY TIMES BEST FOR VETS INDEX(SM)” are service marks of VETS Indexes LLC and have been licensed for use by Pacer Advisors, LLC. The Product is not sponsored, endorsed, sold or promoted by VETS Indexes LLC and VETS Indexes LLC makes no representation regarding the advisability of investing in the Product or such similar language as may be approved in advance by VETS.

Investment products offered are: Not FDIC Insured • No Bank Guarantee • May Lose Value

Trendpilot®, Cash Cows Index® and Strategy Driven ETFs™ are trademarks of Index Design Group, LLC.

Distributor: Pacer Financial, Inc, member FINRA, SIPC, an affiliate of Pacer Advisors, Inc.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2018

Pacer Trendpilot® US Large Cap ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	21.3%
Financial	18.9%
Technology	15.9%
Communications	14.2%
Industrial	9.8%
Consumer, Cyclical	8.3%
Energy	6.2%
Utilities	2.9%
Basic Materials	2.3%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	8.1%
Liabilities in excess of other assets	-8.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Large-Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Percentage of
Sector(a)	Net Assets
Financial	25.0%
Industrial	18.0%
Consumer, Non-Cyclical	14.5%
Consumer, Cyclical	12.3%
Technology	10.4%
Utilities	5.7%
Energy	5.3%
Basic Materials	5.2%
Communications	2.9%
Investment Companies	0.6%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	23.9%
Liabilities in excess of other assets	-23.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Mid-Cap Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2018

Pacer Trendpilot® 100 ETF

Percentage of
Sector(a)	Net Assets
Technology	40.0%
Communications	38.4%
Consumer, Non-Cyclical	13.7%
Consumer, Cyclical	6.9%
Industrial	0.9%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	13.4%
Liabilities in excess of other assets	-13.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Trendpilot® European Index ETF

Percentage of
Country(a)	Net Assets
France	30.3%
Germany	29.1%
Spain	10.0%
Netherlands	9.2%
Italy	7.8%
Belgium	3.2%
United Kingdom	3.2%
Finland	3.1%
Austria	0.8%
Luxembourg	0.8%
Ireland	0.7%
Portugal	0.5%
Greece	0.5%
Switzerland	0.3%
Short-Term Investments	0.3%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2018

Pacer Global Cash Cows Dividend ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	24.8%
Communications	20.7%
Consumer, Cyclical	13.3%
Energy	11.5%
Basic Materials	9.5%
Industrial	6.2%
Financial	5.1%
Technology	4.9%
Utilities	3.0%
Diversified	0.6%
Short-Term Investments	0.3%
Investments Purchased with Proceeds from Securities Lending	22.2%
Liabilities in excess of other assets	-22.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer US Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	24.4%
Technology	21.7%
Consumer, Non-Cyclical	20.1%
Communications	9.1%
Basic Materials	7.6%
Financial	7.2%
Energy	6.1%
Industrial	3.0%
Utilities	0.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	12.7%
Liabilities in excess of other assets	-12.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2018

Pacer US Small Cap Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	38.2%
Consumer, Non-Cyclical	20.6%
Industrial	16.6%
Technology	9.1%
Communications	6.1%
Energy	4.9%
Financial	3.2%
Basic Materials	1.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	12.0%
Liabilities in excess of other assets	-12.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Small Cap US Cash Cows 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	27.1%
Basic Materials	20.7%
Communications	12.9%
Consumer, Non-Cyclical	11.9%
Industrial	11.2%
Technology	6.0%
Energy	5.5%
Utilities	4.3%
Short-Term Investments	0.9%
Investments Purchased with Proceeds from Securities Lending	5.5%
Liabilities in excess of other assets	-6.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2018

Pacer WealthShield ETF

Percentage of
Sector(a)	Net Assets
Communications	35.0%
Consumer, Non-Cyclical	21.7%
Financial	21.3%
Short-Term Investments	12.8%
Technology	11.2%
Consumer, Cyclical	10.0%
Industrial	0.1%
Liabilities in excess of other assets	-12.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Military Times Best Employers ETF

Percentage of
Sector(a)	Net Assets
Financial	23.4%
Consumer, Non-Cyclical	17.2%
Industrial	15.3%
Consumer, Cyclical	11.6%
Communications	11.6%
Technology	11.3%
Utilities	9.6%
Short-Term Investments	0.0%*
Other assets in excess of liabilities	0.0%*
Total	100.0%

*	Less than 0.05%
(a)	The Fund may classify a company in a different category than the Military Times Best for VETS Total Return Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

The Wilshire US Large-Cap IndexTM is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market IndexTM. The Wilshire 5000 Total Market IndexTM is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® US Large Cap ETF – NAV	12.56%	5.42%
Pacer Trendpilot® US Large Cap ETF – Market	12.73%	5.49%
Pacer Trendpilot® US Large Cap Index(3)(4)	11.87%	4.58%
S&P 500 Total Return Index(4)	13.27%	10.45%
Wilshire US Large-Cap IndexTM(4)	13.01%	10.51%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.61%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index.  Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap TrendpilotTM Index.  Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Large Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Large-Cap TrendpilotTM Index.

(4)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Total Return Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index.  The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

The Wilshire US Mid-Cap IndexTM is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market IndexTM. The Wilshire 5000 Total Market IndexTM is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® US Mid Cap ETF – NAV	10.42%	7.91%
Pacer Trendpilot® US Mid Cap ETF – Market	10.28%	7.92%
Pacer Trendpilot® US Mid Cap Index(3)(4)	11.21%	8.17%
S&P MidCap 400 Total Return Index(4)	9.77%	8.78%
Wilshire US Mid-Cap IndexTM(4)	11.37%	8.28%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.67%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Trendpilot® US Mid Cap Index.  Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Mid-Cap TrendpilotTM Index.  Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Mid Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Mid-Cap TrendpilotTM Index.

(4)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Nasdaq-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100 Index, (ii) 50% to the Nasdaq-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100 Total Return Index and its 200-business day historical simple moving average. The Nasdaq-100 Total Return Index is a total return version of the Nasdaq-100 Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100 Index.

The Nasdaq-100 Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq 100 Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® 100 ETF – NAV	18.78%	8.24%
Pacer Trendpilot® 100 ETF – Market	18.98%	8.28%
Pacer Nasdaq-100 Trendpilot® Index(3)	19.59%	8.99%
Nasdaq-100 Index(3)	19.59%	15.66%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.66%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer Trendpilot® European Index ETF – NAV	10.43%	7.73%
Pacer Trendpilot® European Index ETF – Market	9.57%	7.79%
Pacer Trendpilot® European Index(3)	12.20%	9.13%
FTSE Eurozone Index (USD)(3)	17.68%	15.27%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.67%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer Global Cash Cows Dividend ETF – NAV	10.86%	12.79%
Pacer Global Cash Cows Dividend ETF – Market	10.50%	12.79%
Pacer Global Cash Cows Dividend Index(3)	12.15%	13.89%
FTSE Developed Large-Cap Index(3)	14.28%	17.54%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the periods ended April 30, 2018)

	One	Since
	Year	Inception(2)
Pacer US Cash Cows 100 ETF – NAV	13.35%	13.45%
Pacer US Cash Cows 100 ETF – Market	13.69%	13.68%
Pacer US Cash Cows 100 Index(3)	13.67%	13.88%
Russell 1000 Index(3)	13.17%	14.46%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P Small Cap 600 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600 Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2018)

Since
Inception(2)
Pacer US Small Cap Cash Cows 100 ETF – NAV	6.69%
Pacer US Small Cap Cash Cows 100 ETF – Market	6.78%
Pacer US Small Cap Cash Cows Index(3)	6.96%
S&P SmallCap 600 Index(3)	12.42%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2018)

Since
Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF – NAV	16.48%
Pacer Developed Markets International Cash Cows 100 ETF – Market	17.72%
Pacer Developed Markets International Cash Cows 100 Index(3)	17.65%
FTSE Developed ex-US Index(3)	10.74%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds, as described below.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2018)

Since
Inception(2)
Pacer WealthShield ETF – NAV	0.23%
Pacer WealthShield ETF – Market	0.33%
Pacer WealthShield Index(3)	0.45%
S&P 500 Total Return Index(3)	0.22%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 8, 2017, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Military Times Best Employers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 9, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Military Times Best for VETSSM Total Return Index is composed of the U.S.-listed stocks of companies that have been included in the Best for Vets List for the last three consecutive years, have a minimum market capitalization of $200 million, and meet the Index’s liquidity threshold.  Index components are equally weighted at the time of each annual reconstitution of the Index, which is effective at the close of business on the third Friday of each September.  As of January 11, 2018, the Index was made up of 37 companies and included significant allocations to companies in the financial, industrial, and information technology sectors.  Companies previously included in the Index for two consecutive years that are no longer on the Best for Vets List may continue to be included in the Index if the reason that they are no longer on the Best for Vets List is because they did not complete the most recent Best for Vets Survey.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Pacer Military Times Best Employers ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2018)

Since
Inception(2)
Pacer Military Times Best Employers ETF – NAV	1.79%
Pacer Military Times Best Employers ETF – Market	2.57%
Military Times Best for VETSSM Total Return Index(3)	1.83%
S&P 500 Total Return Index(3)	1.39%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 9, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 9, 2018.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2018 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2018 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	11/01/17	4/30/18	Period(a)
Pacer Trendpilot®
U.S. Large Cap ETF
Actual	0.60%	$1,000.00	$1,035.10	$3.03
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

Pacer Trendpilot®
U.S. Mid Cap ETF
Actual	0.60%	$1,000.00	$1,025.80	$3.01
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

Pacer Trendpilot® 100 ETF
Actual	0.65%	$1,000.00	$1,059.50	$3.32
Hypothetical(b)	0.65%	$1,000.00	$1,021.57	$3.26

Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 976.60	$3.19
Hypothetical(b)	0.65%	$1,000.00	$1,021.57	$3.26

Pacer Global Cash
Cows Dividend ETF
Actual	0.60%	$1,000.00	$1,034.70	$3.03
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$1,081.80	$2.53
Hypothetical(b)	0.49%	$1,000.00	$1,022.36	$2.46

Pacer U.S. Small Cap
Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$1,068.20	$3.03
Hypothetical(b)	0.59%	$1,000.00	$1,021.87	$2.96

Pacer Developed Markets
International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$1,041.00	$3.29
Hypothetical(b)	0.65%	$1,000.00	$1,021.57	$3.26

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(b)	Assumes 5% return before expenses.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2018 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	12/11/17(a)	4/30/18	Period
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$1,002.30	$2.30(b)
Hypothetical(d)	0.60%	$1,000.00	$1,021.82	$3.01(c)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (140) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	04/09/18(a)	4/30/18	Period(b)
Pacer Military Times
Best Employers ETF
Actual	0.60%	$1,000.00	$1,017.90	$0.35(b)
Hypothetical(d)	0.60%	$1,000.00	$1,021.82	$3.01(c)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (21) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(d)	Assumes 5% return before expenses.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 97.2%

Advertising – 0.1%
Interpublic Group of Cos., Inc.	14,793	$348,967
Omnicom Group, Inc. (a)	9,238	680,471
		1,029,438

Aerospace/Defense – 2.7%
Arconic, Inc.	16,804	299,279
Boeing Co.	22,526	7,513,772
General Dynamics Corp.	11,283	2,271,381
Harris Corp.	4,796	750,190
L3 Technologies, Inc.	3,211	628,971
Lockheed Martin Corp.	10,133	3,251,072
Northrop Grumman Corp.	7,079	2,279,721
Raytheon Co.	11,835	2,425,465
Rockwell Collins, Inc.	6,593	873,836
TransDigm Group, Inc. (a)	1,965	629,920
United Technologies Corp.	30,285	3,638,743
		24,562,350

Agriculture – 1.1%
Altria Group, Inc.	77,318	4,338,313
Archer-Daniels-Midland Co.	22,904	1,039,383
Philip Morris International, Inc.	63,496	5,206,672
		10,584,368

Airlines – 0.5%
Alaska Air Group, Inc.	5,092	330,624
American Airlines Group, Inc.	17,453	749,257
Delta Air Lines, Inc.	26,952	1,407,433
Southwest Airlines Co.	22,415	1,184,184
United Continental Holdings, Inc. (b)	10,164	686,477
		4,357,975

Apparel – 0.7%
Hanesbrands, Inc. (a)	14,542	268,591
Michael Kors Holdings Ltd. (b)	6,239	426,872
NIKE, Inc. – Class B (a)	52,844	3,614,001
PVH Corp.	3,158	504,238
Ralph Lauren Corp. – Class A	1,945	213,658

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Apparel – 0.7% (Continued)
Under Armour, Inc. – Class A (a) (b)	7,629	$135,491
Under Armour, Inc. – Class C (b)	7,662	117,612
VF Corp.	13,525	1,093,767
		6,374,230

Auto Manufacturers – 0.5%
Ford Motor Co. (a)	159,551	1,793,353
General Motors Co.	52,353	1,923,449
PACCAR, Inc.	14,334	912,646
		4,629,448

Auto Parts & Equipment – 0.2%
Aptiv PLC	10,944	925,644
BorgWarner, Inc.	7,659	374,831
Goodyear Tire & Rubber Co.	10,044	252,205
		1,552,680

Banks – 7.8%
Bank of America Corp.	389,342	11,649,113
Bank of New York Mellon Corp.	41,535	2,264,073
BB&T Corp.	32,370	1,709,136
Capital One Financial Corp.	19,740	1,788,839
Citigroup, Inc.	104,565	7,138,652
Citizens Financial Group, Inc.	19,386	804,325
Comerica, Inc.	6,912	653,737
Fifth Third Bancorp	28,907	958,845
Goldman Sachs Group, Inc.	14,367	3,424,087
Huntington Bancshares, Inc.	44,472	663,077
JPMorgan Chase & Co.	139,688	15,195,261
KeyCorp.	42,647	849,528
M&T Bank Corp.	6,087	1,109,477
Morgan Stanley	56,043	2,892,940
Northern Trust Corp.	8,637	922,000
PNC Financial Services Group, Inc.	19,340	2,816,097
Regions Financial Corp.	45,521	851,243
State Street Corp.	15,172	1,513,862
SunTrust Banks, Inc.	19,512	1,303,402
SVB Financial Group (b)	2,134	639,368

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Banks – 7.8% (Continued)
US Bancorp	64,682	$3,263,207
Wells Fargo & Co.	179,588	9,331,392
Zions Bancorp (a)	8,173	447,472
		72,189,133

Beverages – 1.9%
Brown-Forman Corp. – Class B	9,976	559,055
Coca-Cola Co.	156,233	6,750,828
Constellation Brands, Inc. – Class A	7,003	1,632,609
Dr Pepper Snapple Group, Inc.	7,338	880,267
Molson Coors Brewing Co. – Class B	7,621	542,920
Monster Beverage Corp. (b)	16,926	930,930
PepsiCo, Inc.	58,327	5,887,527
		17,184,136

Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (b)	9,110	1,071,609
Amgen, Inc.	27,204	4,746,554
Biogen, Inc. (b)	8,577	2,346,667
Celgene Corp. (b)	30,596	2,664,912
Gilead Sciences, Inc.	53,330	3,852,026
Illumina, Inc. (b)	5,928	1,428,233
Incyte Corp. (b)	7,027	435,252
Regeneron Pharmaceuticals, Inc. (b)	3,172	963,273
Vertex Pharmaceuticals, Inc. (b)	10,328	1,581,837
		19,090,363

Building Materials – 0.4%
Fortune Brands Home & Security, Inc. (a)	6,873	375,884
Johnson Controls International Plc	38,007	1,287,297
Martin Marietta Materials, Inc.	2,559	498,417
Masco Corp.	13,007	492,575
Vulcan Materials Co.	5,340	596,425
		3,250,598

Chemicals – 1.9%
Air Products & Chemicals, Inc.	8,962	1,454,443
Albemarle Corp.	4,523	438,550

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Chemicals – 1.9% (Continued)
CF Industries Holdings, Inc. (a)	9,594	$372,247
DowDuPont, Inc.	95,725	6,053,649
Eastman Chemical Co.	5,896	601,864
FMC Corp.	5,161	411,487
International Flavors & Fragrances, Inc.	3,233	456,694
LyondellBasell Industries NV – Class A	13,176	1,393,098
Monsanto Co.	17,723	2,221,933
Mosaic Co.	14,393	387,891
PPG Industries, Inc. (a)	10,190	1,078,917
Praxair, Inc.	11,687	1,782,501
Sherwin-Williams Co.	3,324	1,222,102
		17,875,376

Commercial Services – 1.8%
Automatic Data Processing, Inc.	18,163	2,144,687
Cintas Corp.	3,305	562,841
Ecolab, Inc.	10,347	1,497,935
Equifax, Inc.	4,916	550,838
Gartner, Inc. (b)	3,761	456,172
Global Payments, Inc.	6,311	713,459
H&R Block, Inc.	7,873	217,688
IHS Markit Ltd. (b)	14,778	726,043
Moody’s Corp.	6,999	1,135,238
Nielsen Holdings PLC	13,695	430,708
PayPal Holdings, Inc. (b)	46,355	3,458,547
Quanta Services, Inc. (b)	6,535	212,387
Robert Half International, Inc.	5,053	306,970
S&P Global, Inc.	10,459	1,972,567
Total System Services, Inc.	6,708	563,874
United Rentals, Inc. (b)	3,389	508,350
Verisk Analytics, Inc. (b)	6,157	655,413
Western Union Co. (a)	18,918	373,631
		16,487,348

Computers – 5.5%
Accenture PLC	25,275	3,821,580
Apple, Inc.	207,504	34,292,111

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Computers – 5.5% (Continued)
Cognizant Technology Solutions Corp. – Class A	23,921	$1,957,216
DXC Technology Co.	11,557	1,191,064
Hewlett Packard Enterprise Co.	62,890	1,072,274
HP, Inc.	67,475	1,450,038
International Business Machines Corp.	34,834	5,049,537
NetApp, Inc.	11,026	734,111
Seagate Technology PLC	11,737	679,455
Western Digital Corp.	12,002	945,638
		51,193,024

Cosmetics/Personal Care – 1.2%
Colgate-Palmolive Co. (a)	35,902	2,341,887
Coty, Inc. – Class A	19,335	335,462
Estee Lauder Cos., Inc.	9,129	1,351,914
Procter & Gamble Co.	103,156	7,462,305
		11,491,568

Distribution/Wholesale – 0.2%
Fastenal Co.	11,219	560,838
LKQ Corp. (b)	12,542	389,053
WW Grainger, Inc.	2,064	580,706
		1,530,597

Diversified Financial Services – 3.9%
Affiliated Managers Group, Inc.	2,192	361,373
Alliance Data Systems Corp.	1,965	398,993
American Express Co.	29,527	2,915,791
Ameriprise Financial, Inc.	6,039	846,728
BlackRock, Inc.	5,104	2,661,736
Cboe Global Markets, Inc.	4,588	489,907
Charles Schwab Corp.	48,694	2,711,282
CME Group, Inc.	13,810	2,177,561
Discover Financial Services	14,878	1,060,057
E*TRADE Financial Corp. (b)	11,176	678,160
Franklin Resources, Inc.	13,359	449,397
Intercontinental Exchange, Inc.	24,037	1,741,721
Invesco Ltd.	16,285	471,776
MasterCard, Inc. – Class A	37,805	6,739,497

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Diversified Financial Services – 3.9% (Continued)
Nasdaq, Inc.	4,472	$394,967
Navient Corp. (a)	11,062	146,682
Raymond James Financial, Inc.	5,266	472,624
Synchrony Financial	30,092	998,152
T Rowe Price Group, Inc. (a)	9,689	1,102,802
Visa, Inc. – Class A (a)	73,345	9,306,014
		36,125,220

Electric – 2.8%
AES Corp.	25,461	311,643
Alliant Energy Corp.	9,398	403,644
Ameren Corp.	9,369	549,211
American Electric Power Co., Inc.	20,105	1,406,948
CenterPoint Energy, Inc.	17,585	445,428
CMS Energy Corp.	11,537	544,431
Consolidated Edison, Inc.	12,569	1,007,154
Dominion Energy, Inc.	26,402	1,757,317
DTE Energy Co.	7,271	766,363
Duke Energy Corp. (a)	28,586	2,291,454
Edison International (a)	13,221	866,240
Entergy Corp.	7,275	593,567
Eversource Energy	12,959	780,780
Exelon Corp.	39,208	1,555,773
FirstEnergy Corp.	18,161	624,738
NextEra Energy, Inc.	19,004	3,114,946
NRG Energy, Inc.	11,269	349,339
PG&E Corp.	20,898	963,398
Pinnacle West Capital Corp.	4,556	366,758
PPL Corp.	27,970	813,927
Public Service Enterprise Group, Inc.	20,702	1,079,609
SCANA Corp.	5,840	214,737
Sempra Energy (a)	10,316	1,153,329
Southern Co. (a)	40,401	1,863,294
WEC Energy Group, Inc.	12,922	830,626
Xcel Energy, Inc. (a)	20,755	972,164
		25,626,818

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	1,652	$197,860
AMETEK, Inc.	9,391	655,492
Emerson Electric Co.	26,292	1,746,052
		2,599,404

Electronics – 1.3%
Agilent Technologies, Inc.	13,084	860,142
Allegion PLC	3,885	299,844
Amphenol Corp. – Class A	12,435	1,040,934
Corning, Inc.	35,629	962,696
FLIR Systems, Inc.	5,237	280,441
Fortive Corp.	12,422	873,391
Garmin Ltd. (a)	4,537	266,186
Honeywell International, Inc.	30,590	4,425,761
Mettler-Toledo International, Inc. (b)	1,054	590,166
PerkinElmer, Inc. (a)	4,516	331,294
TE Connectivity Ltd.	14,390	1,320,282
Waters Corp. (b)	3,156	594,622
		11,845,759

Engineering & Construction – 0.1%
Fluor Corp.	5,451	321,337
Jacobs Engineering Group, Inc.	5,001	290,508
		611,845

Environmental Control – 0.2%
Republic Services, Inc. (a)	9,072	586,777
Stericycle, Inc. (b)	3,240	190,220
Waste Management, Inc.	16,382	1,331,693
		2,108,690

Food – 1.2%
Campbell Soup Co. (a)	7,837	319,593
ConAgra Foods, Inc.	16,636	616,697
General Mills, Inc.	22,709	993,292
Hershey Co.	5,522	507,693
Hormel Foods Corp. (a)	10,606	384,467
JM Smucker Co. (a)	4,552	519,292

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Food – 1.2% (Continued)
Kellogg Co.	10,225	$602,253
Kroger Co.	36,513	919,762
McCormick & Co., Inc. (a)	4,828	508,919
Mondelez International, Inc. – Class A	61,271	2,420,205
Sysco Corp.	19,730	1,233,914
The Kraft Heinz Co. (a)	23,922	1,348,722
Tyson Foods, Inc. – Class A	11,931	836,363
		11,211,172

Forest Products & Paper – 0.1%
International Paper Co.	16,873	869,972

Gas – 0.0% (c)
NiSource, Inc.	12,526	305,509

Hand/Machine Tools – 0.1%
Snap-On, Inc. (a)	2,288	332,332
Stanley Black & Decker, Inc.	6,330	896,265
		1,228,597

Healthcare-Products – 3.3%
Abbott Laboratories	70,929	4,123,103
Align Technology, Inc. (b)	3,005	750,799
Baxter International, Inc.	20,382	1,416,549
Becton Dickinson and Co. (a)	10,765	2,496,080
Boston Scientific Corp. (b)	56,001	1,608,349
Danaher Corp.	24,949	2,502,883
DENTSPLY SIRONA, Inc.	9,010	453,563
Edwards Lifesciences Corp. (a) (b)	8,341	1,062,310
Henry Schein, Inc. (a) (b)	6,485	492,860
Hologic, Inc. (b)	11,376	441,275
IDEXX Laboratories, Inc. (b)	3,467	674,297
Intuitive Surgical, Inc. (b)	4,562	2,010,838
Medtronic PLC	54,729	4,385,435
ResMed, Inc.	5,820	550,805
Stryker Corp.	13,095	2,218,555
The Cooper Cos., Inc.	1,981	453,074
Thermo Fisher Scientific, Inc.	16,422	3,454,368

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Healthcare-Products – 3.3% (Continued)
Varian Medical Systems, Inc. (b)	3,520	$406,877
Zimmer Biomet Holdings, Inc.	8,110	934,029
		30,436,049

Healthcare-Services – 2.4%
Aetna, Inc.	13,370	2,393,898
Anthem, Inc. (a)	10,514	2,481,199
Centene Corp. (b)	7,043	764,729
Cigna Corp.	10,050	1,726,791
DaVita, Inc. (b)	6,234	391,433
Envision Healthcare Corp. (a) (b)	5,016	186,445
HCA Healthcare, Inc.	11,246	1,076,692
Humana, Inc.	5,705	1,678,297
IQVIA Holdings, Inc. (b)	5,588	535,107
Laboratory Corp. of American Holdings (b)	4,078	696,319
Quest Diagnostics, Inc.	5,656	572,387
UnitedHealth Group, Inc.	39,315	9,294,066
Universal Health Services, Inc. – Class B	3,262	372,520
		22,169,883

Home Builders – 0.2%
DR Horton, Inc. (a)	13,839	610,853
Lennar Corp. – Class A	11,104	587,291
PulteGroup, Inc.	11,033	334,962
		1,533,106

Home Furnishings – 0.1%
Leggett & Platt, Inc. (a)	4,808	194,964
Whirlpool Corp.	2,810	435,410
		630,374

Household Products/Wares – 0.3%
Avery Dennison Corp.	3,486	365,368
Church & Dwight Co., Inc.	10,198	471,148
Clorox Co. (a)	5,249	615,183
Kimberly-Clark Corp. (a)	14,388	1,489,733
		2,941,432

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Housewares – 0.1%
Newell Brands, Inc.	20,000	$552,600

Insurance – 4.4%
Aflac, Inc.	63,438	2,890,870
Allstate Corp.	14,638	1,431,889
American International Group, Inc. (a)	36,797	2,060,632
Aon PLC	9,949	1,417,434
Arthur J Gallagher & Co.	7,293	510,437
Assurant, Inc.	2,041	189,446
Berkshire Hathaway, Inc. – Class B (a) (b)	78,329	15,174,677
Brighthouse Financial, Inc. (b)	4,055	205,913
Chubb Ltd.	18,774	2,547,069
Cincinnati Financial Corp. (a)	6,019	423,376
Everest Re Group Ltd.	1,761	409,732
Hartford Financial Services Group, Inc.	13,965	751,876
Lincoln National Corp.	9,063	640,210
Loews Corp.	10,631	557,702
Marsh & McLennan Cos., Inc.	20,890	1,702,535
MetLife, Inc.	43,099	2,054,529
Principal Financial Group, Inc.	10,573	626,133
Progressive Corp.	23,426	1,412,354
Prudential Financial, Inc.	17,471	1,857,517
Torchmark Corp.	4,388	380,615
Travelers Cos., Inc.	10,992	1,446,547
Unum Group	9,180	444,128
Willis Towers Watson PLC	5,396	801,360
XL Group Ltd.	10,492	583,250
		40,520,231

Internet – 8.8%
Alphabet, Inc. – Class A (b)	12,289	12,517,330
Alphabet, Inc. – Class C (b)	12,380	12,594,545
Amazon.com, Inc. (b)	16,478	25,806,690
Booking Holdings, Inc. (b)	1,991	4,336,398
eBay, Inc. (a) (b)	38,682	1,465,274
Expedia Group, Inc. (a)	5,086	585,602
F5 Networks, Inc. (b)	2,573	419,631

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Internet – 8.8% (Continued)
Facebook, Inc. – Class A (b)	97,530	$16,775,160
Netflix, Inc. (b)	17,725	5,538,354
Symantec Corp.	25,174	699,585
TripAdvisor, Inc. (a) (b)	3,931	147,098
VeriSign, Inc. (a) (b)	3,429	402,633
		81,288,300

Investment Companies – 0.0% (c)
Leucadia National Corp.	13,014	312,857

Iron/Steel – 0.1%
Nucor Corp.	13,030	802,909

Leisure Time – 0.3%
Carnival Corp.	16,365	1,031,977
Harley-Davidson, Inc.	7,023	288,856
Norwegian Cruise Line Holdings Ltd. (b)	8,393	448,774
Royal Caribbean Cruises Ltd.	7,064	764,254
		2,533,861

Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	8,374	660,206
Marriott International, Inc. – Class A	12,218	1,669,956
MGM Resorts International	21,035	660,920
Wyndham Worldwide Corp.	4,106	468,946
Wynn Resorts Ltd.	3,262	607,352
		4,067,380

Machinery-Construction & Mining – 0.4%
Caterpillar, Inc.	24,346	3,514,589

Machinery-Diversified – 0.6%
Cummins, Inc.	6,431	1,028,060
Deere & Co.	13,043	1,765,109
Flowserve Corp. (a)	5,033	223,516
Rockwell Automation, Inc.	5,229	860,327
Roper Technologies, Inc.	4,090	1,080,537
Xylem, Inc.	7,277	530,493
		5,488,042

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Media – 2.3%
CBS Corp. – Class B	14,836	$729,931
Charter Communications, Inc. – Class A (b)	7,588	2,058,549
Comcast Corp. – Class A	188,883	5,929,037
Discovery, Inc. – Class C (b)	12,278	272,817
Discovery, Inc. – Class A (a) (b)	5,611	132,700
DISH Network Corp. – Class A (a) (b)	9,237	309,901
News Corp. – Class B	5,043	81,949
News Corp. – Class A	14,809	236,648
Time Warner, Inc.	31,677	3,002,980
Twenty First Century Fox, Inc. – Class B	17,929	646,699
Twenty-First Century Fox, Inc. – Class A	43,219	1,580,087
Viacom, Inc. – Class B	14,372	433,460
Walt Disney Co.	61,062	6,126,350
		21,541,108

Mining – 0.2%
Freeport-McMoRan, Inc.	55,210	839,744
Newmont Mining Corp.	21,740	854,165
		1,693,909

Miscellaneous Manufacturing – 1.8%
3M Co.	24,281	4,719,983
AO Smith Corp.	5,939	364,358
Dover Corp.	6,078	563,431
Eaton Corp. PLC	18,079	1,356,467
General Electric Co.	353,576	4,974,814
Illinois Tool Works, Inc.	12,556	1,783,203
Ingersoll-Rand PLC	9,903	830,763
Parker-Hannifin Corp.	5,276	868,535
Pentair PLC	6,754	454,409
Textron, Inc.	10,741	667,446
		16,583,409

Office/Business Equipment – 0.0% (c)
Xerox Corp.	8,458	266,004

Oil & Gas – 5.1%
Anadarko Petroleum Corp.	22,453	1,511,536

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Oil & Gas – 5.1% (Continued)
Andeavor	5,596	$774,039
Apache Corp. (a)	15,165	621,007
Cabot Oil & Gas Corp.	18,875	451,301
Chevron Corp.	77,739	9,725,926
Cimarex Energy Co. (a)	3,894	391,697
Concho Resources, Inc. (a) (b)	6,004	943,889
ConocoPhillips	47,812	3,131,686
Devon Energy Corp.	20,694	751,813
EOG Resources, Inc.	23,682	2,798,502
EQT Corp.	9,986	501,197
Exxon Mobil Corp.	172,428	13,406,277
Helmerich & Payne, Inc. (a)	4,470	310,888
Hess Corp. (a)	11,037	628,999
Marathon Oil Corp.	34,640	632,180
Marathon Petroleum Corp.	19,451	1,457,074
Newfield Exploration Co. (a) (b)	7,277	216,855
Noble Energy, Inc. (a)	19,868	672,134
Occidental Petroleum Corp.	31,215	2,411,671
Phillips 66	17,509	1,948,927
Pioneer Natural Resources Co.	6,863	1,383,238
Range Resources Corp. (a)	8,544	118,334
Valero Energy Corp.	17,435	1,934,065
		46,723,235

Oil & Gas Services – 0.8%
Baker Hughes a GE Co. (a)	17,501	631,961
Halliburton Co.	35,488	1,880,509
National Oilwell Varco, Inc. (a)	15,544	601,086
Schlumberger Ltd.	55,951	3,836,001
TechnipFMC PLC (a)	17,929	590,940
		7,540,497

Packaging & Containers – 0.2%
Ball Corp.	14,345	575,091
Packaging Corp. of America	3,867	447,373
Sealed Air Corp.	7,347	322,166
WestRock Co.	10,381	614,140
		1,958,770

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Pharmaceuticals – 6.0%
AbbVie, Inc.	65,076	$6,283,088
Allergan PLC	13,478	2,070,895
AmerisourceBergen Corp.	6,600	597,828
Bristol-Myers Squibb Co.	66,075	3,444,490
Cardinal Health, Inc.	12,946	830,745
CVS Health Corp.	40,927	2,857,932
Eli Lilly & Co.	39,591	3,209,642
Express Scripts Holding Co. (b)	22,941	1,736,634
Johnson & Johnson	109,743	13,881,392
McKesson Corp.	8,538	1,333,721
Merck & Co., Inc.	110,557	6,508,491
Mylan NV (b)	21,849	846,867
Nektar Therapeutics (a) (b)	6,543	547,387
Perrigo Co. PLC	5,350	418,049
Pfizer, Inc.	243,083	8,899,269
Zoetis, Inc.	19,988	1,668,598
		55,135,028

Pipelines – 0.3%
Kinder Morgan, Inc.	78,380	1,239,972
ONEOK, Inc. (a)	17,152	1,032,893
Williams Cos., Inc.	33,770	868,902
		3,141,767

Real Estate – 0.1%
CBRE Group, Inc. – Class A (b)	11,664	528,496

Retail – 5.2%
Advance Auto Parts, Inc.	2,921	334,308
AutoZone, Inc. (b)	1,120	699,462
Best Buy Co., Inc. (a)	9,947	761,244
CarMax, Inc. (a) (b)	7,391	461,937
Chipotle Mexican Grill, Inc. (a) (b)	982	415,710
Costco Wholesale Corp.	17,925	3,534,093
Darden Restaurants, Inc.	5,144	477,672
Dollar General Corp.	10,565	1,019,839
Dollar Tree, Inc. (b)	9,696	929,749
Foot Locker, Inc. (a)	5,027	216,563

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Retail – 5.2% (Continued)
Gap, Inc.	9,139	$267,224
Genuine Parts Co. (a)	5,951	525,592
Home Depot, Inc.	48,111	8,890,913
Kohl’s Corp. (a)	6,966	432,728
L Brands, Inc. (a)	10,112	353,010
Lowe’s Cos., Inc.	33,538	2,764,537
Macy’s, Inc. (a)	12,113	376,351
McDonald’s Corp.	32,258	5,401,280
Nordstrom, Inc. (a)	4,885	246,986
O’Reilly Automotive, Inc. (a) (b)	3,436	879,857
Ross Stores, Inc.	15,802	1,277,592
Starbucks Corp.	57,174	3,291,507
Tapestry, Inc.	11,589	623,141
Target Corp.	22,241	1,614,697
Tiffany & Co.	3,899	400,934
TJX Cos., Inc.	26,108	2,215,264
Tractor Supply Co. (a)	5,135	349,180
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	2,334	585,624
Walgreens Boots Alliance, Inc.	34,698	2,305,682
Walmart, Inc.	59,062	5,224,625
Yum! Brands, Inc.	13,352	1,162,959
		48,040,260

Savings & Loans – 0.0% (c)
People’s United Financial, Inc.	14,135	258,529

Semiconductors – 4.0%
Advanced Micro Devices, Inc. (a) (b)	34,051	370,475
Analog Devices, Inc.	14,994	1,309,726
Applied Materials, Inc.	42,758	2,123,790
Broadcom, Inc.	16,717	3,835,214
Intel Corp.	190,456	9,831,339
IPG Photonics Corp. (b)	1,519	323,592
KLA-Tencor Corp.	6,434	654,595
Lam Research Corp.	6,593	1,220,100
Microchip Technology, Inc. (a)	9,579	801,379
Micron Technology, Inc. (b)	47,311	2,175,360

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Semiconductors – 4.0% (Continued)
NVIDIA Corp.	24,562	$5,523,994
Qorvo, Inc. (a) (b)	5,280	355,872
QUALCOMM, Inc.	60,281	3,074,934
Skyworks Solutions, Inc.	7,451	646,449
Texas Instruments, Inc.	39,842	4,041,174
Xilinx, Inc.	10,228	657,047
		36,945,040

Shipbuilding – 0.0% (c)
Huntington Ingalls Industries, Inc.	1,856	451,398

Software – 6.3%
Activision Blizzard, Inc.	31,009	2,057,447
Adobe Systems, Inc. (b)	20,012	4,434,659
Akamai Technologies, Inc. (b)	7,467	535,011
ANSYS, Inc. (b)	3,396	548,997
Autodesk, Inc. (b)	8,997	1,132,722
CA, Inc.	12,932	450,034
Cadence Design System, Inc. (b)	10,999	440,620
Cerner Corp. (b)	13,020	758,415
Citrix Systems, Inc. (b)	5,257	540,998
Electronic Arts, Inc. (b)	12,528	1,478,053
Fidelity National Information Services, Inc.	13,598	1,291,402
Fiserv, Inc. (b)	17,100	1,211,706
Intuit, Inc.	9,881	1,825,910
Microsoft Corp.	314,641	29,425,226
Oracle Corp.	123,255	5,629,056
Paychex, Inc.	13,043	790,015
Red Hat, Inc. (b)	7,217	1,176,804
Salesforce.com, Inc. (a) (b)	27,902	3,375,863
Synopsys, Inc. (b)	6,047	517,079
Take-Two Interactive Software, Inc. (b)	4,645	463,153
		58,083,170

Telecommunications – 2.9%
AT&T, Inc. (a)	250,954	8,206,196
CenturyLink, Inc. (a)	39,669	737,050
Cisco Systems, Inc.	196,072	8,684,029

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.2% (Continued)

Telecommunications – 2.9% (Continued)
Juniper Networks, Inc.	15,353	$377,530
Motorola Solutions, Inc.	6,598	724,658
Verizon Communications, Inc.	167,972	8,289,418
		27,018,881

Textiles – 0.1%
Mohawk Industries, Inc. (b)	2,470	518,404

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	4,618	406,800
Mattel, Inc. (a)	12,603	186,524
		593,324

Transportation – 1.7%
CH Robinson Worldwide, Inc.	5,767	530,737
CSX Corp.	36,644	2,176,287
Expeditors International of Washington, Inc.	7,310	466,817
FedEx Corp.	9,954	2,460,629
JB Hunt Transport Services, Inc.	3,465	406,895
Kansas City Southern	4,237	451,791
Norfolk Southern Corp.	11,621	1,667,265
Union Pacific Corp.	31,758	4,243,821
United Parcel Service, Inc. – Class B	28,072	3,186,172
		15,590,414

Water – 0.1%
American Water Works Co., Inc.	7,240	626,839
TOTAL COMMON STOCKS
(Cost $794,232,692)		895,945,713

REAL ESTATE INVESTMENT TRUSTS – 2.7%

Alexandria Real Estate Equities, Inc.	3,887	484,204
American Tower Corp.	17,958	2,448,753
Apartment Investment & Management Co.	6,525	264,915
AvalonBay Communities, Inc.	5,512	898,456
Boston Properties, Inc. (a)	6,109	741,694
Crown Castle International Corp.	16,552	1,669,600
Digital Realty Trust, Inc.	8,385	886,211

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 2.7% (Continued)

Duke Realty Corp.	14,493	$392,760
Equinix, Inc.	3,203	1,347,790
Equity Residential	14,510	895,412
Essex Property Trust, Inc.	2,671	640,212
Extra Space Storage, Inc. (a)	5,218	467,481
Federal Realty Investment Trust	2,809	325,423
GGP, Inc.	25,560	510,945
HCP, Inc.	19,388	452,904
Host Hotels & Resorts, Inc.	28,688	561,137
Iron Mountain, Inc. (a)	11,018	373,951
Kimco Realty Corp.	17,611	255,536
Macerich Co.	4,023	231,805
Mid-America Apartment Communities, Inc.	4,329	395,930
Prologis, Inc.	21,646	1,405,042
Public Storage (a)	6,031	1,216,935
Realty Income Corp. (a)	11,301	570,813
Regency Centers Corp.	5,580	328,383
SBA Communications Corp. (b)	4,556	730,008
Simon Property Group, Inc. (a)	13,029	2,036,954
SL Green Realty Corp.	3,700	361,638
UDR, Inc.	11,172	403,868
Ventas, Inc.	13,981	718,903
Vornado Realty Trust	7,074	481,244
Welltower, Inc.	14,599	780,170
Weyerhaeuser Co.	30,696	1,128,999
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $24,943,277)		24,408,076

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (d)	1,260,182	$1,260,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,260,182)		1,260,182

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 8.1%

Mount Vernon Liquid Assets
Portfolio, LLC 2.000% (d)	74,981,610	74,981,610
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $74,981,610)		74,981,610

TOTAL INVESTMENTS
(Cost $895,417,761) – 108.1%		996,595,581
Liabilities in Excess of Other Assets – (8.1)%		(74,620,674)
TOTAL NET ASSETS – 100.0%		$921,974,907

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $72,719,957 or 7.9% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 90.7%

Aerospace/Defense – 1.5%
Curtiss-Wright Corp.	12,579	$1,610,615
Esterline Technologies Corp. (a)	7,481	537,510
KLX, Inc. (a)	14,596	1,141,845
Orbital ATK, Inc.	16,760	2,218,689
Teledyne Technologies, Inc. (a)	10,360	1,938,252
		7,446,911

Airlines – 0.4%
JetBlue Airways Corp. (a) (b)	92,108	1,767,553

Apparel – 0.7%
Carter’s, Inc.	13,726	1,376,992
Deckers Outdoor Corp. (a)	9,098	848,480
Skechers U.S.A, Inc. – Class A (a)	39,364	1,121,874
		3,347,346

Auto Parts & Equipment – 0.5%
Cooper Tire & Rubber Co. (b)	13,910	340,100
Dana, Inc.	41,021	973,428
Delphi Technologies PLC (b)	25,709	1,244,573
		2,558,101

Banks – 8.0%
Associated Banc-Corp.	48,355	1,278,990
BancorpSouth Bank	24,384	805,891
Bank of Hawaii Corp. (b)	12,285	1,034,520
Bank of the Ozarks, Inc.	35,227	1,648,623
Cathay General Bancorp	21,553	862,335
Chemical Financial Corp. (b)	20,183	1,107,845
Commerce Bancshares, Inc. (b)	27,251	1,730,983
Cullen Frost Bankers, Inc.	16,820	1,925,049
East West Bancorp, Inc.	41,938	2,793,909
First Horizon National Corp.	94,819	1,735,188
FNB Corp. (b)	91,554	1,190,202
Fulton Financial Corp.	49,579	837,885
Hancock Holding Co.	24,734	1,208,256
Home BancShares, Inc. (b)	44,800	1,041,152
International Bancshares Corp.	15,364	611,487

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Banks – 8.0% (Continued)
MB Financial, Inc. (b)	23,794	$1,014,100
PacWest Bancorp	35,937	1,841,412
Pinnacle Financial Partners, Inc. (b)	21,468	1,375,025
Prosperity Bancshares, Inc. (b)	20,257	1,453,845
Signature Bank (a)	15,578	1,980,743
Synovus Financial Corp.	34,436	1,799,970
TCF Financial Corp.	48,625	1,207,359
Texas Capital Bancshares, Inc. (a) (b)	14,116	1,392,543
Trustmark Corp.	19,186	600,714
UMB Financial Corp. (b)	12,772	978,080
Umpqua Holdings Corp.	63,946	1,506,568
United Bankshares, Inc.	29,764	1,010,488
Valley National Bancorp (b)	74,745	938,050
Webster Financial Corp. (b)	26,136	1,573,126
Wintrust Financial Corp.	16,309	1,458,840
		39,943,178

Beverages – 0.1%
The Boston Beer Co., Inc. (a) (b)	2,560	573,824

Biotechnology – 0.6%
Bio-Rad Laboratories, Inc. – Class A (a)	5,803	1,472,279
United Therapeutics Corp. (a)	12,536	1,380,339
		2,852,618

Building Materials – 1.1%
Cree, Inc. (a) (b)	27,723	1,034,622
Eagle Materials, Inc.	13,816	1,367,231
Lennox International, Inc. (b)	10,899	2,107,540
Louisiana-Pacific Corp.	41,038	1,162,607
		5,672,000

Chemicals – 2.8%
Ashland Global Holdings, Inc.	18,047	1,194,350
Cabot Corp.	17,930	1,001,570
Minerals Technologies, Inc.	10,003	690,707
NewMarket Corp. (b)	2,671	1,013,778
Olin Corp.	48,482	1,463,672

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Chemicals – 2.8% (Continued)
PolyOne Corp.	23,465	$982,010
RPM International, Inc.	38,778	1,872,977
Sensient Technologies Corp. (b)	12,514	834,058
The Chemours Co.	53,721	2,600,634
Valvoline, Inc.	57,377	1,163,606
Versum Materials, Inc.	30,846	1,085,162
		13,902,524

Commercial Services – 3.8%
Aaron’s, Inc.	17,644	736,990
Adtalem Global Education, Inc. (b)	17,493	832,667
Avis Budget Group, Inc. (a) (b)	20,660	1,020,810
CoreLogic, Inc. (a)	23,648	1,170,576
Deluxe Corp.	13,909	953,323
Graham Holdings Co. – Class B	1,352	815,324
Healthcare Services Group, Inc. (b)	20,836	804,895
LendingTree, Inc. (a) (b)	2,240	534,016
ManpowerGroup, Inc.	19,195	1,837,345
MarketAxess Holdings, Inc.	10,765	2,138,252
Rollins, Inc.	27,217	1,320,569
Sabre Corp. (b)	66,119	1,364,696
Service Corp. International	53,071	1,937,622
Sotheby’s (a)	10,601	559,733
The Brink’s Co.	14,349	1,058,956
WEX, Inc. (a)	11,407	1,847,021
		18,932,795

Computers – 2.7%
3D Systems Corp. (a) (b)	32,217	323,459
Convergys Corp.	26,587	621,072
Diebold Nixdorf, Inc. (b)	21,400	328,490
Fortinet, Inc. (a)	41,662	2,306,408
Leidos Holdings, Inc.	41,309	2,653,277
Lumentum Holdings, Inc. (a) (b)	18,112	913,750
MAXIMUS, Inc.	18,446	1,247,503
NCR Corp. (a) (b)	34,398	1,058,427
NetScout Systems, Inc. (a) (b)	25,322	687,492

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Computers – 2.7% (Continued)
Science Applications International Corp.	12,405	$1,064,225
Teradata Corp. (a)	35,400	1,448,568
VeriFone Systems, Inc. (a)	31,654	728,359
		13,381,030

Cosmetics/Personal Care – 0.1%
Edgewell Personal Care Co. (a) (b)	15,461	681,057

Distribution/Wholesale – 0.6%
Pool Corp. (b)	11,720	1,626,853
Watsco, Inc. (b)	9,277	1,553,156
		3,180,009

Diversified Financial Services – 2.6%
Eaton Vance Corp.	34,924	1,899,516
Evercore, Inc.	11,574	1,171,867
Federated Investors, Inc. – Class B	27,530	728,719
Interactive Brokers Group, Inc. (b)	20,796	1,543,063
Janus Henderson Group PLC	52,318	1,652,726
Legg Mason, Inc.	24,522	973,523
SEI Investments Co.	37,868	2,394,394
SLM Corp. (a)	125,777	1,443,920
Stifel Financial Corp.	20,845	1,214,847
		13,022,575

Electric – 2.8%
ALLETE, Inc. (b)	14,781	1,129,416
Black Hills Corp. (b)	15,198	861,423
Great Plains Energy, Inc.	62,564	2,047,720
Hawaiian Electric Industries, Inc. (b)	30,834	1,069,631
IDACORP, Inc.	14,329	1,332,597
MDU Resources Group, Inc.	56,662	1,596,169
NorthWestern Corp.	15,078	828,385
OGE Energy Corp.	57,940	1,904,488
PNM Resources, Inc.	22,583	895,416
Westar Energy, Inc.	41,269	2,235,954
		13,901,199

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Electrical Components & Equipment – 1.1%
Belden, Inc. (b)	12,012	$739,939
Energizer Holdings, Inc.	17,732	1,017,108
EnerSys	11,738	804,757
Hubbell, Inc.	15,618	1,622,085
Littelfuse, Inc.	7,076	1,322,646
		5,506,535

Electronics – 3.6%
Arrow Electronics, Inc. (a)	25,445	1,901,759
Avnet, Inc.	34,800	1,365,204
Coherent, Inc. (a)	7,198	1,210,848
Gentex Corp. (b)	78,882	1,793,777
Jabil, Inc.	50,838	1,352,291
Keysight Technologies, Inc. (a)	55,118	2,848,498
Knowles Corp. (a) (b)	25,316	324,045
National Instruments Corp. (b)	31,216	1,276,422
SYNNEX Corp.	8,308	832,212
Tech Data Corp. (a) (b)	9,859	751,749
Trimble, Inc. (a) (b)	71,442	2,471,893
Vishay Intertechnology, Inc. (b)	38,287	675,765
Woodward, Inc. (b)	15,674	1,127,588
		17,932,051

Energy-Alternate Sources – 0.3%
First Solar, Inc. (a)	23,649	1,676,951

Engineering & Construction – 1.0%
AECOM (a)	46,183	1,590,542
Dycom Industries, Inc. (a) (b)	9,052	940,141
EMCOR Group, Inc.	16,935	1,246,247
Granite Construction, Inc.	11,332	593,570
KBR, Inc.	39,637	661,542
		5,032,042

Entertainment – 1.2%
Churchill Downs, Inc. (b)	3,290	903,434
Cinemark Holdings, Inc. (b)	30,043	1,176,784
International Speedway Corp.	7,111	292,262

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Entertainment – 1.2% (Continued)
Live Nation Entertainment, Inc. (a) (b)	39,246	$1,549,040
Scientific Games Corp. (a)	15,395	820,553
Six Flags Entertainment Corp. (b)	22,811	1,442,568
		6,184,641

Environmental Control – 0.3%
Clean Harbors, Inc. (a)	14,922	683,427
MSA Safety, Inc.	9,864	856,590
		1,540,017

Food – 2.5%
Flowers Foods, Inc.	53,768	1,215,695
Hain Celestial Group, Inc. (a)	29,396	856,305
Ingredion, Inc.	20,951	2,536,957
Lamb Weston Holdings, Inc.	42,404	2,769,829
Lancaster Colony Corp.	5,546	696,522
Post Holdings, Inc. (a) (b)	18,795	1,495,518
Sanderson Farms, Inc. (b)	5,710	634,724
Sprouts Farmers Market, Inc. (a)	35,900	898,577
Tootsie Roll Industries, Inc. (b)	5,596	159,766
TreeHouse Foods, Inc. (a)	16,206	623,931
United Natural Foods, Inc. (a)	14,357	646,352
		12,534,176

Forest Products & Paper – 0.2%
Domtar Corp.	17,782	780,630

Gas – 2.5%
Atmos Energy Corp. (b)	32,193	2,797,250
National Fuel Gas Co. (b)	24,277	1,246,624
New Jersey Resources Corp. (b)	25,412	1,050,786
ONE Gas, Inc.	14,873	1,036,946
Southwest Gas Holdings, Inc.	13,552	989,160
UGI Corp. (b)	50,193	2,428,839
Vectren Corp.	24,872	1,747,755
WGL Holdings, Inc.	14,587	1,241,354
		12,538,714

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Hand/Machine Tools – 0.7%
Kennametal, Inc. (b)	23,672	$862,844
Lincoln Electric Holdings, Inc.	17,902	1,483,539
Regal Beloit Corp.	12,850	914,920
		3,261,303

Healthcare-Products – 4.5%
ABIOMED, Inc. (a)	12,043	3,624,341
Bio-Techne Corp. (b)	10,669	1,610,059
Cantel Medical Corp.	10,373	1,162,502
Globus Medical, Inc. (a) (b)	20,505	1,049,651
Halyard Health, Inc. (a)	13,289	629,500
Hill-Rom Holdings, Inc.	19,199	1,647,850
ICU Medical, Inc. (a) (b)	4,378	1,101,943
LivaNova PLC (a) (b)	12,343	1,095,812
Masimo Corp. (a)	13,777	1,236,210
NuVasive, Inc. (a) (b)	14,441	768,406
Patterson Cos., Inc. (b)	23,665	550,921
STERIS PLC (b)	24,624	2,327,460
Teleflex, Inc.	13,067	3,500,388
West Pharmaceutical Services, Inc.	21,078	1,859,290
		22,164,333

Healthcare-Services – 2.1%
Acadia Healthcare Co., Inc. (a)(b)	23,165	824,211
Charles River Laboratories International, Inc. (a)	13,755	1,433,133
Encompass Health Corp.	28,015	1,703,872
Lifepoint Health, Inc. (a) (b)	11,313	541,893
MEDNAX, Inc. (a)	27,202	1,248,844
Molina Healthcare, Inc. (a) (b)	13,343	1,110,805
Syneos Health, Inc. (a)	15,931	606,971
Tenet Healthcare Corp. (a) (b)	22,852	547,077
WellCare Health Plans, Inc. (a)	12,759	2,617,636
		10,634,442

Home Builders – 1.6%
KB Home	23,669	628,412
NVR, Inc. (a)	993	3,078,300
Thor Industries, Inc. (b)	13,972	1,482,988

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Home Builders – 1.6% (Continued)
Toll Brothers, Inc.	41,472	$1,748,460
TRI Pointe Group, Inc. (a)	43,874	750,684
		7,688,844

Home Furnishings – 0.1%
Tempur Sealy International, Inc. (a) (b)	13,022	582,734

Household Products/Wares – 0.1%
Helen of Troy Ltd. (a)	7,751	691,002

Housewares – 0.7%
Scotts Miracle-Gro Co. – Class A (b)	11,620	971,199
Toro Co.	31,090	1,815,345
Tupperware Brands Corp. (b)	14,437	643,313
		3,429,857

Insurance – 4.5%
Alleghany Corp.	4,468	2,567,626
American Financial Group, Inc.	20,003	2,264,740
Aspen Insurance Holdings Ltd.	17,254	732,432
Brown & Brown, Inc.	66,370	1,807,255
CNO Financial Group, Inc.	48,401	1,037,717
First American Financial Corp.	32,129	1,642,113
Genworth Financial, Inc. (a)	141,234	389,806
Hanover Insurance Group, Inc.	12,076	1,386,929
Kemper Corp. (b)	13,873	936,427
Mercury General Corp. (b)	10,369	474,174
Old Republic International Corp.	72,670	1,482,468
Primerica, Inc.	12,830	1,241,303
Reinsurance Group of America, Inc.	18,700	2,793,780
RenaissanceRe Holdings Ltd.	11,618	1,580,513
WR Berkley Corp.	27,847	2,076,272
		22,413,555

Internet – 0.1%
Cars.com, Inc. (a) (b)	20,290	577,859

Iron/Steel – 1.8%
Allegheny Technologies, Inc. (a) (b)	36,459	968,716

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Iron/Steel – 1.8% (Continued)
Carpenter Technology Corp. (b)	13,281	$707,346
Commercial Metals Co.	32,832	689,800
Reliance Steel & Aluminum Co.	20,749	1,824,252
Steel Dynamics, Inc.	68,429	3,066,304
United States Steel Corp. (b)	51,034	1,726,480
		8,982,898

Leisure Time – 0.7%
Brunswick Corp.	25,401	1,521,012
Polaris Industries, Inc. (b)	17,011	1,783,093
		3,304,105

Lodging – 0.4%
Boyd Gaming Corp.	23,961	795,745
ILG, Inc. (b)	30,629	1,045,368
		1,841,113

Machinery-Construction & Mining – 0.5%
Oshkosh Corp.	21,282	1,535,709
Terex Corp. (b)	22,171	809,685
		2,345,394

Machinery-Diversified – 3.0%
AGCO Corp. (b)	18,738	1,174,498
Cognex Corp. (b)	50,339	2,328,179
Graco, Inc.	49,160	2,162,548
IDEX Corp.	22,202	2,967,519
Nordson Corp.	14,793	1,902,380
Wabtec Corp. (b)	24,809	2,203,287
Zebra Technologies Corp. (a)	15,442	2,082,045
		14,820,456

Media – 1.3%
AMC Networks, Inc. – Class A (a) (b)	14,007	728,364
Cable One, Inc. (b)	1,376	873,925
FactSet Research Systems, Inc. (b)	11,326	2,141,860
John Wiley & Sons, Inc. – Class A	12,665	835,257
Meredith Corp. (b)	11,209	580,626

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Media – 1.3% (Continued)
TEGNA, Inc.	60,940	$644,136
The New York Times Co. (b)	37,118	870,417
		6,674,585

Metal Fabricate/Hardware – 0.5%
The Timken Co.	19,444	831,231
Valmont Industries, Inc.	6,465	918,677
Worthington Industries, Inc.	12,674	564,373
		2,314,281

Mining – 0.5%
Compass Minerals International, Inc. (b)	9,610	646,753
Royal Gold, Inc. (b)	19,372	1,720,234
		2,366,987

Miscellaneous Manufacturing – 1.8%
AptarGroup, Inc.	18,015	1,684,403
Carlisle Cos., Inc.	17,925	1,931,060
Crane Co.	14,705	1,229,926
Donaldson Co., Inc.	37,692	1,668,248
ITT, Inc.	24,977	1,221,126
Trinity Industries, Inc. (b)	42,904	1,367,350
		9,102,113

Office Furnishings – 0.2%
Herman Miller, Inc. (b)	16,938	519,996
HNI Corp.	12,538	418,644
		938,640

Office/Business Equipment – 0.1%
Pitney Bowes, Inc.	52,864	540,270

Oil & Gas – 4.3%
Callon Petroleum Co. (a) (b)	56,960	792,314
Chesapeake Energy Corp. (a) (b)	263,772	783,403
CNX Resources Corp. (a)	58,538	869,875
Diamond Offshore Drilling, Inc. (a) (b)	18,261	335,820
Energen Corp. (a)	28,583	1,870,472
Ensco PLC (b)	122,657	693,012

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Oil & Gas – 4.3% (Continued)
Gulfport Energy Corp. (a)	46,608	$433,454
HollyFrontier Corp. (b)	51,457	3,122,925
Matador Resources Co. (a) (b)	27,331	894,817
Murphy Oil Corp. (b)	45,957	1,383,765
Murphy USA, Inc. (a)	8,994	562,755
Nabors Industries Ltd.	88,148	670,806
Patterson-UTI Energy, Inc.	64,489	1,381,354
PBF Energy, Inc. – Class A	32,619	1,250,286
QEP Resources, Inc. (a)	68,091	829,348
Rowan Cos. PLC (a) (b)	32,175	464,607
SM Energy Co. (b)	29,024	695,125
Southwestern Energy Co. (a) (b)	144,248	591,417
Transocean Ltd. (a) (b)	126,476	1,564,508
WPX Energy, Inc. (a) (b)	115,515	1,974,151
		21,164,214

Oil & Gas Services – 0.7%
Core Laboratories NV (b)	12,565	1,538,584
Dril-Quip, Inc. (a) (b)	10,738	445,090
NOW, Inc. (a) (b)	30,485	369,783
Oceaneering International, Inc. (b)	27,850	591,534
Superior Energy Services, Inc. (a)	43,283	464,427
		3,409,418

Packaging & Containers – 0.9%
Bemis Co., Inc.	25,769	1,115,025
Greif, Inc.	7,336	429,303
Owens-Illinois, Inc. (a)	46,153	938,290
Silgan Holdings, Inc.	20,950	588,067
Sonoco Products Co. (b)	28,226	1,449,687
		4,520,372

Pharmaceuticals – 0.6%
Akorn, Inc. (a)	26,574	383,463
Catalent, Inc. (a)	38,682	1,590,217
Endo International PLC (a)	56,874	325,888
Mallinckrodt PLC (a) (b)	25,799	335,387

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Pharmaceuticals – 0.6% (Continued)
Prestige Brands Holdings, Inc. (a)	15,032	$442,542
		3,077,497

Real Estate – 0.4%
Jones Lang LaSalle, Inc.	12,958	2,196,511

Retail – 5.4%
American Eagle Outfitters, Inc. (b)	47,662	985,650
AutoNation, Inc. (a)(b)	17,312	799,641
Bed Bath & Beyond, Inc. (b)	41,320	721,447
Big Lots, Inc. (b)	11,805	501,122
Brinker International, Inc. (b)	12,863	560,698
Casey’s General Stores, Inc. (b)	10,878	1,050,815
Copart, Inc. (a)	58,560	2,991,245
Cracker Barrel Old Country Store, Inc. (b)	6,864	1,129,746
Dick’s Sporting Goods, Inc. (b)	23,997	794,061
Dillard’s, Inc. – Class A (b)	5,934	442,380
Domino’s Pizza, Inc.	12,525	3,027,668
Dunkin’ Brands Group, Inc. (b)	23,860	1,454,505
Five Below, Inc. (a)	16,098	1,136,680
GameStop Corp. – Class A (b)	28,679	391,468
Jack in the Box, Inc.	8,378	751,507
Michaels Cos., Inc. (a)	30,814	573,757
MSC Industrial Direct Co., Inc.	13,068	1,129,598
Nu Skin Enterprises, Inc. – Class A	14,382	1,023,279
Office Depot, Inc.	146,525	335,542
Papa John’s International, Inc. (b)	6,856	425,072
Sally Beauty Holdings, Inc. (a) (b)	35,054	606,084
Signet Jewelers Ltd.	17,566	682,966
Texas Roadhouse, Inc. (b)	18,544	1,188,299
The Cheesecake Factory, Inc. (b)	12,383	643,297
The Wendy’s Co.	50,412	843,897
Urban Outfitters, Inc. (a)	23,234	935,633
Williams-Sonoma, Inc. (b)	22,467	1,073,923
World Fuel Services Corp.	19,621	421,263
		26,621,243

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Savings & Loans – 0.8%
New York Community Bancorp, Inc. (b)	142,208	$1,689,431
Sterling Bancorp (b)	65,189	1,548,239
Washington Federal, Inc. (b)	25,056	795,528
		4,033,198

Semiconductors – 2.4%
Cirrus Logic, Inc. (a)	18,076	659,232
Cypress Semiconductor Corp.	102,985	1,501,521
Integrated Device Technology, Inc. (a) (b)	38,397	1,068,588
Microsemi Corp. (a)	34,120	2,207,223
MKS Instruments, Inc.	15,799	1,617,818
Monolithic Power Systems, Inc.	11,237	1,315,853
Silicon Laboratories, Inc. (a)	12,098	1,123,904
Synaptics, Inc. (a) (b)	9,605	418,010
Teradyne, Inc.	56,695	1,845,422
		11,757,571

Software – 5.2%
ACI Worldwide, Inc. (a)	33,420	777,015
Acxiom Corp. (a)	22,529	585,303
Allscripts Healthcare Solutions, Inc. (a)	51,174	594,642
Blackbaud, Inc.	13,679	1,435,748
Broadridge Financial Solutions, Inc.	33,844	3,628,415
CDK Global, Inc.	36,746	2,397,309
CommVault Systems, Inc. (a)	12,021	840,869
Dun & Bradstreet Corp.	10,519	1,212,946
Fair Isaac Corp. (a)	8,729	1,511,688
j2 Global, Inc.	14,249	1,131,086
Jack Henry & Associates, Inc.	22,418	2,678,503
Manhattan Associates, Inc. (a) (b)	19,522	840,617
Medidata Solutions, Inc. (a) (b)	17,189	1,226,607
PTC, Inc. (a)	33,725	2,777,254
Tyler Technologies, Inc. (a) (b)	10,220	2,237,362
Ultimate Software Group, Inc. (a) (b)	8,429	2,022,286
		25,897,650

Telecommunications – 1.4%
ARRIS International PLC (a) (b)	49,977	1,349,379

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 90.7% (Continued)

Telecommunications – 1.4% (Continued)
Ciena Corp. (a) (b)	41,860	$1,077,895
InterDigital, Inc.	9,852	733,481
LogMeIn, Inc. (b)	15,018	1,654,984
Plantronics, Inc.	9,588	624,658
Telephone & Data Systems, Inc.	26,003	710,662
ViaSat, Inc. (a) (b)	15,892	1,016,770
		7,167,829

Transportation – 1.9%
Genesee & Wyoming, Inc. (a) (b)	17,968	1,279,322
Kirby Corp. (a) (b)	15,280	1,303,384
Knight-Swift Transportation Holdings, Inc. (b)	37,216	1,451,796
Landstar System, Inc.	11,957	1,215,429
Old Dominion Freight Line, Inc.	19,837	2,655,381
Ryder System, Inc.	15,047	1,014,619
Werner Enterprises, Inc.	12,699	435,576
		9,355,507

Trucking & Leasing – 0.1%
GATX Corp. (b)	11,027	719,401

Water – 0.4%
Aqua America, Inc. (b)	51,563	1,812,439
TOTAL COMMON STOCKS
(Cost $423,436,061)		451,296,098

EXCHANGE TRADED FUNDS – 0.7%
SPDR S&P MidCap 400 ETF Trust	9,500	3,234,845
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,305,406)		3,234,845

REAL ESTATE INVESTMENT TRUSTS – 8.5%
Alexander & Baldwin, Inc.	19,619	449,275
American Campus Communities, Inc.	40,185	1,571,635
Camden Property Trust	26,874	2,295,040
CoreCivic, Inc.	33,481	674,977
CoreSite Realty Corp. (b)	9,733	1,013,205

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

REAL ESTATE INVESTMENT
TRUSTS – 8.5% (Continued)

Corporate Office Properties Trust (b)	29,381	$808,271
Cousins Properties, Inc.	118,900	1,057,021
CyrusOne, Inc.	27,895	1,494,893
DCT Industrial Trust, Inc. (b)	27,178	1,782,062
Douglas Emmett, Inc.	46,244	1,723,514
Education Realty Trust, Inc.	21,976	723,230
EPR Properties	19,513	1,073,605
First Industrial Realty Trust, Inc.	33,964	1,056,620
Healthcare Realty Trust, Inc. (b)	35,154	978,336
Highwoods Properties, Inc.	29,301	1,289,830
Hospitality Properties Trust	46,547	1,158,089
JBG SMITH Properties	26,468	975,875
Kilroy Realty Corp.	28,641	2,052,700
Lamar Advertising Co. – Class A (b)	24,329	1,550,001
LaSalle Hotel Properties (b)	32,091	948,931
Liberty Property Trust	42,775	1,788,850
Life Storage, Inc. (b)	13,246	1,171,476
Mack-Cali Realty Corp.	25,452	437,011
Medical Properties Trust, Inc. (b)	105,790	1,351,996
National Retail Properties, Inc. (b)	44,647	1,698,372
Omega Healthcare Investors, Inc.	57,617	1,496,890
PotlatchDeltic Corp.	17,429	903,694
Quality Care Properties, Inc. (a) (b)	26,551	583,326
Rayonier, Inc.	38,039	1,414,670
Sabra Health Care REIT, Inc.	51,714	946,883
Senior Housing Properties Trust	67,284	1,047,612
Tanger Factory Outlet Centers, Inc. (b)	26,873	589,862
Taubman Centers, Inc.	17,233	964,703
The GEO Group, Inc.	35,127	790,358
viaSat, Inc. (a)	46,719	841,876
Urban Edge Properties	29,984	616,771
Washington Prime Group, Inc. (b)	52,569	340,122
Weingarten Realty Investors (b)	33,844	929,695
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $44,404,029)		42,591,277

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	426,762	$426,762
TOTAL SHORT-TERM INVESTMENTS
(Cost $426,762)		426,762

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 23.9%

Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (c)	118,919,916	118,919,916
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $118,919,916)		118,919,916

TOTAL INVESTMENTS
(Cost $590,492,174) – 123.9%		616,468,898
Liabilities in Excess of Other Assets – (23.9)%		(118,878,637)
TOTAL NET ASSETS – 100.0%		$497,590,261

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $115,212,192 or 23.2% of net assets.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 99.9%

Airlines – 0.3%
American Airlines Group, Inc.	13,252	$568,908

Auto Manufacturers – 1.0%
PACCAR, Inc.	9,848	627,022
Tesla Motors, Inc. (a) (b)	4,751	1,396,319
		2,023,341

Beverages – 0.4%
Monster Beverage Corp. (a)	15,863	872,465

Biotechnology – 6.8%
Alexion Pharmaceuticals, Inc. (a)	6,235	733,423
Amgen, Inc.	20,261	3,535,139
Biogen, Inc. (a)	5,952	1,628,467
BioMarin Pharmaceutical, Inc. (a)	4,892	408,531
Celgene Corp. (a)	21,156	1,842,688
Gilead Sciences, Inc.	36,836	2,660,664
Illumina, Inc. (a)	4,129	994,800
Incyte Corp. (a)	5,955	368,853
Regeneron Pharmaceuticals, Inc. (a)	2,976	903,752
Shire PLC – ADR	2,033	324,121
Vertex Pharmaceuticals, Inc. (a)	7,133	1,092,490
		14,492,928

Commercial Services – 2.3%
Automatic Data Processing, Inc.	12,468	1,472,221
Cintas Corp.	2,945	501,534
PayPal Holdings, Inc. (a)	33,745	2,517,714
Verisk Analytics, Inc. (a) (b)	4,639	493,822
		4,985,291

Computers – 12.5%
Apple, Inc.	142,835	23,604,912
Check Point Software Technologies Ltd. (a) (b)	4,526	436,804
Cognizant Technology Solutions Corp. – Class A	16,540	1,353,303
Seagate Technology PLC (b)	8,010	463,699
Western Digital Corp.	8,361	658,763
		26,517,481

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.9% (Continued)

Distribution/Wholesale – 0.2%
Fastenal Co.	8,083	$404,069

Food – 1.7%
Mondelez International, Inc. – Class A	41,828	1,652,206
The Kraft Heinz Co. (b)	34,271	1,932,199
		3,584,405

Healthcare-Products – 1.6%
Align Technology, Inc. (a)	2,258	564,161
DENTSPLY SIRONA, Inc.	6,427	323,535
Henry Schein, Inc. (a) (b)	4,324	328,624
Hologic, Inc. (a)	7,578	293,951
IDEXX Laboratories, Inc. (a)	2,450	476,501
Intuitive Surgical, Inc. (a)	3,155	1,390,661
		3,377,433

Internet – 30.3%
Alphabet, Inc. – Class A (a)	8,397	8,553,016
Alphabet, Inc. – Class C (a)	9,833	10,003,406
Amazon.com, Inc. (a) (b)	13,631	21,347,918
Baidu, Inc. – ADR (a)	7,893	1,980,354
Booking Holdings, Inc. (a)	1,360	2,962,080
Ctrip.com International Ltd. – ADR (a)	13,001	531,741
eBay, Inc. (a) (b)	28,455	1,077,876
Expedia Group, Inc. (b)	3,921	451,464
Facebook, Inc. – Class A (a)	67,378	11,589,016
JD.com, Inc. – ADR (a)	25,773	940,972
MercadoLibre, Inc. (b)	1,240	421,116
Netflix, Inc. (a)	12,205	3,813,574
Symantec Corp. (b)	17,483	485,853
		64,158,386

Lodging – 0.9%
Marriott International, Inc. – Class A	10,213	1,395,913
Wynn Resorts Ltd.	2,861	532,689
		1,928,602

Media – 4.5%
Charter Communications, Inc. – Class A (a)	6,703	1,818,457

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.9% (Continued)

Media – 4.5% (Continued)
Comcast Corp. – Class A	130,340	$4,091,373
DISH Network Corp. – Class A (a)	6,320	212,036
Liberty Global PLC – Class A (a)	5,985	180,388
Liberty Global PLC – Class C (a)	16,260	473,166
Sirius XM Holdings, Inc. (b)	127,252	805,505
Twenty First Century Fox, Inc. – Class B	22,377	807,138
Twenty-First Century Fox, Inc. – Class A	29,432	1,076,034
		9,464,097

Pharmaceuticals – 0.8%
Express Scripts Holding Co. (a)	15,872	1,201,510
Mylan NV (a)	14,925	578,493
		1,780,003

Retail – 4.4%
Costco Wholesale Corp.	12,350	2,434,926
Dollar Tree, Inc. (a)	6,667	639,299
O’Reilly Automotive, Inc. (a) (b)	2,349	601,508
Qurate Retail Group, Inc. QVC Group – Class A (a)	12,636	295,809
Ross Stores, Inc.	10,745	868,733
Starbucks Corp.	39,896	2,296,813
Ulta Salon Cosmetics & Fragrance, Inc. (a) (b)	1,720	431,565
Walgreens Boots Alliance, Inc.	27,858	1,851,164
		9,419,817

Semiconductors – 12.1%
Analog Devices, Inc.	10,393	907,829
Applied Materials, Inc.	29,541	1,467,301
ASML Holding NV – ADR	2,075	391,034
Broadcom, Inc.	11,544	2,648,425
Intel Corp.	131,268	6,776,054
KLA-Tencor Corp. (b)	4,399	447,554
Lam Research Corp.	4,586	848,685
Maxim Integrated Products, Inc.	7,864	428,588
Microchip Technology, Inc. (b)	6,535	546,718
Micron Technology, Inc. (a)	32,513	1,494,948
NVIDIA Corp.	17,011	3,825,774
QUALCOMM, Inc.	41,625	2,123,291

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.9% (Continued)

Semiconductors – 12.1% (Continued)
Skyworks Solutions, Inc.	5,071	$439,960
Texas Instruments, Inc.	27,652	2,804,742
Xilinx, Inc.	7,026	451,350
		25,602,253

Software – 15.4%
Activision Blizzard, Inc.	21,333	1,415,445
Adobe Systems, Inc. (a)	13,827	3,064,063
Autodesk, Inc. (a)	6,218	782,846
CA, Inc.	11,517	400,792
Cadence Design System, Inc. (a)	8,157	326,770
Cerner Corp. (a)	9,355	544,929
Citrix Systems, Inc. (a)	3,827	393,837
Electronic Arts, Inc. (a)	8,620	1,016,988
Fiserv, Inc. (a)	11,626	823,818
Intuit, Inc. (b)	7,202	1,330,858
Microsoft Corp.	216,720	20,267,654
NetEase, Inc. – ADR	2,105	541,132
Paychex, Inc.	10,097	611,575
Synopsys, Inc. (a)	4,091	349,821
Take-Two Interactive Software, Inc. (a)	3,221	321,166
Workday, Inc. – Class A (a)	3,848	480,384
		32,672,078

Telecommunications – 3.7%
Cisco Systems, Inc.	135,474	6,000,144
T-Mobile US, Inc. (a)	24,029	1,453,995
Vodafone Group PLC – ADR	13,081	384,712
		7,838,851

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	3,491	307,522

Transportation – 0.9%
CSX Corp.	24,888	1,478,098
JB Hunt Transport Services, Inc.	3,090	362,859
		1,840,957

TOTAL COMMON STOCKS
(Cost $181,628,093)		211,838,887

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	153,966	$153,966
TOTAL SHORT-TERM INVESTMENTS
(Cost $153,966)		153,966

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 13.4%

Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (c)	28,293,207	28,293,207
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $28,293,207)		28,293,207

TOTAL INVESTMENTS
(Cost $210,075,266) – 113.4%		240,286,060
Liabilities in Excess of Other Assets – (13.4%)		(28,379,692)
TOTAL NET ASSETS – 100.0%		$211,906,368

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $27,593,246 or 13.0% of net assets.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 97.3%

Advertising – 0.3%
JCDecaux SA	2,213	$79,157
Publicis Groupe SA	6,150	460,457
		539,614

Aerospace/Defense – 2.6%
Airbus SE – ADR	67,942	1,983,227
Dassault Aviation SA	72	143,897
Leonardo SpA	12,037	139,690
MTU Aero Engines AG	1,598	275,953
Safran SA	9,638	1,134,321
Thales SA	2,956	374,814
		4,051,902

Airlines – 0.2%
Air France-KLM (a)	6,857	67,387
Deutsche Lufthansa AG	7,210	210,443
		277,830

Apparel – 4.1%
adidas AG – ADR	12,309	1,513,515
Hermes International	915	592,034
Kering	2,458	1,423,585
LVMH Moet Hennessy Louis Vuitton SE – ADR	38,619	2,681,317
Moncler SpA	4,925	222,671
Puma SE	63	30,774
		6,463,896

Auto Manufacturers – 4.6%
Bayerische Motoren Werke AG	10,642	1,188,356
Daimler AG	31,938	2,526,222
Ferrari NV	3,846	473,963
Fiat Chrysler Automobiles NV (a)	36,083	809,165
Peugeot SA	13,599	335,340
Renault SA	5,329	578,146
Volkswagen AG – ADR	33,411	1,357,489
		7,268,681

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Auto Parts & Equipment – 1.9%
Cie Generale des Etablissements Michelin	5,853	$823,784
Continental AG	3,582	956,827
Faurecia	2,361	193,307
Hella GmbH & Co. KGaA	1,378	85,284
Nokian Renkaat OYJ	4,120	165,429
Pirelli & C SpA (a)(b)	11,188	97,330
Plastic Omnium SA	1,710	82,269
Rheinmetall AG	1,329	174,372
Valeo SA	7,165	479,691
		3,058,293

Banks – 13.0%
ABN AMRO Group NV (b)	12,023	373,573
AIB Group PLC	21,543	128,568
Alpha Bank AE (a)	41,886	110,773
Banca Mediolanum SpA	7,763	62,435
Banco Bilbao Vizcaya Argentaria SA – ADR	208,060	1,676,964
Banco BPM SpA (a)	47,158	171,783
Banco de Sabadell SA	164,241	322,595
Banco Santander SA – ADR	525,242	3,424,578
Bank of Ireland Group PLC	28,535	256,718
Bankia SA	37,678	165,938
Bankinter SA	21,090	221,064
BNP Paribas SA – ADR	67,050	2,581,425
CaixaBank SA	105,717	515,634
Commerzbank AG (a)	31,186	403,340
Credit Agricole SA	33,271	547,827
Deutsche Bank AG	55,822	766,188
Erste Group Bank AG	8,823	432,578
Eurobank Ergasias SA (a)	55,398	70,177
FinecoBank Banca Fineco SpA	12,181	145,686
ING Groep NV – ADR	121,380	2,037,970
Intesa Sanpaolo SpA	448,978	1,711,678
Intesa Sanpaolo SpA – Savings Shares	29,024	115,172
KBC Groep NV	8,009	700,228
Mediobanca Banca di Credito Finanziario SpA	17,513	212,861
National Bank of Greece SA (a)	166,612	69,615

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Banks – 13.0% (Continued)
Natixis SA	25,723	$211,602
Piraeus Bank SA (a)	9,101	38,598
Raiffeisen Bank International AG	3,930	132,884
Societe Generale SA	24,283	1,332,927
UniCredit SpA	73,822	1,602,334
Unione di Banche Italiane SpA	30,414	157,012
		20,700,725

Beverages – 3.0%
Anheuser-Busch InBev SA/NV – ADR	23,571	2,358,986
Davide Campari-Milano SpA	18,055	135,616
Heineken Holding NV	3,202	325,579
Heineken NV	7,002	738,174
Pernod Ricard SA	7,009	1,164,231
Remy Cointreau SA	749	103,202
		4,825,788

Building Materials – 1.0%
Buzzi Unicem SpA	2,214	56,039
Buzzi Unicem SpA – Savings Shares	1,224	17,589
Cie de Saint-Gobain	14,862	780,619
HeidelbergCement AG	4,407	432,456
Imerys SA	1,120	102,250
Kingspan Group PLC	4,626	209,488
Titan Cement Co SA	1,266	33,405
		1,631,846

Chemicals – 6.3%
Air Liquide SA	13,910	1,814,990
Akzo Nobel NV	7,368	666,429
Arkema SA	2,359	309,087
BASF SE – ADR	113,810	2,964,750
Brenntag AG	4,524	259,610
Covestro AG (b)	4,579	417,816
Evonik Industries AG	4,564	162,478
FUCHS PETROLUB SE	1,044	53,833
K+S AG	5,958	175,627
Koninklijke DSM NV	5,125	531,135

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Chemicals – 6.3% (Continued)
LANXESS AG	2,853	$212,091
Linde AG	6,156	1,368,223
OCI NV (a)	2,918	69,454
Solvay SA – Class A	2,132	297,624
Symrise AG	3,691	299,081
Umicore SA	6,022	336,410
Wacker Chemie AG	466	84,130
		10,022,768

Commercial Services – 2.0%
Abertis Infraestructuras SA	18,236	402,117
ALD SA (b)	2,531	42,851
Atlantia SpA	17,621	585,175
Bureau Veritas SA	7,896	206,437
Edenred	7,218	248,419
Elis SA	5,766	138,007
Groupe Eurotunnel SE	14,189	200,303
Randstad Holding NV	3,297	212,530
RELX NV	27,262	579,913
Wirecard AG	3,490	476,662
		3,092,414

Computers – 1.0%
Atos SE	2,710	366,203
Capgemini SE	4,553	626,794
Gemalto NV	2,587	155,828
Ingenico Group SA	1,742	152,303
Teleperformance	1,715	275,240
		1,576,368

Cosmetics/Personal Care – 3.2%
Beiersdorf AG	3,024	342,975
L’Oreal SA	7,966	1,912,883
Unilever NV	50,258	2,879,810
		5,135,668

Distribution/Wholesale – 0.1%
Rexel SA	9,372	145,431

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Diversified Financial Services – 0.6%
Amundi SA (b)	1,515	$128,944
Deutsche Boerse AG	5,549	748,162
		877,106

Electric – 4.5%
A2A SpA	48,018	96,693
E.ON SE	59,367	650,385
EDP Energias de Portugal SA	69,653	258,731
EDP Renovaveis SA	4,724	45,409
Electricite de France SA	15,034	211,506
Endesa SA	9,859	230,614
Enel SpA	257,677	1,639,245
Engie SA	54,525	958,035
Fortum OYJ	12,942	298,665
Iberdrola SA	188,915	1,463,704
Innogy SE (b)	3,977	175,440
Red Electrica Corp. SA	13,283	277,180
RWE AG	15,052	361,263
Terna Rete Elettrica Nazionale SpA	44,133	265,249
Uniper SE	5,955	184,599
		7,116,718

Electrical Components & Equipment – 1.7%
Legrand SA	7,849	611,359
OSRAM Licht AG	2,996	172,830
Philips Lighting NV (b)	3,390	103,327
Prysmian SpA	6,517	191,869
Schneider Electric SE	17,530	1,593,617
		2,673,002

Electronics – 0.8%
Koninklijke Philips NV	30,720	1,306,200

Energy-Alternate Sources – 0.1%
Siemens Gamesa Renewable Energy SA	6,956	119,827

Engineering & Construction – 2.4%
Acciona SA	806	67,568
ACS Actividades de Construccion y Servicios SA	7,472	316,082

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Engineering & Construction – 2.4% (Continued)
Aena SME SA (b)	1,939	$400,636
Aeroports de Paris	939	206,830
Boskalis Westminster	2,513	74,562
Bouygues SA	6,067	309,545
Eiffage SA	2,297	273,779
Ferrovial SA	14,340	307,116
Fraport AG Frankfurt Airport Services Worldwide	1,102	106,994
HOCHTIEF AG	599	109,660
Mytilineos Holdings SA	3,288	39,706
Vinci SA	15,389	1,544,308
		3,756,786

Entertainment – 0.1%
OPAP SA	6,751	80,954

Food – 2.5%
Carrefour SA	16,432	338,030
Casino Guichard Perrachon SA	1,795	93,122
Colruyt SA	2,022	113,981
Danone SA – ADR	90,606	1,473,254
Distribuidora Internacional de Alimentacion SA	18,748	87,164
Glanbia PLC	6,270	106,003
Jeronimo Martins SGPS SA	7,577	133,041
Kerry Group PLC – Class A	4,371	446,026
Kesko OYJ – Class B	2,110	124,089
Koninklijke Ahold Delhaize NV	41,055	991,807
METRO AG	5,156	74,810
Parmalat SpA	5,922	21,597
Suedzucker AG	2,415	40,216
		4,043,140

Food Service – 0.2%
Elior Group SA (b)	4,210	86,072
Sodexo SA	2,687	266,399
		352,471

Forest Products & Paper – 0.5%
Stora Enso OYJ – Class R	14,670	291,153

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Forest Products & Paper – 0.5% (Continued)
UPM-Kymmene OYJ	15,940	$571,314
		862,467

Gas – 0.7%
Enagas SA	6,895	200,999
Gas Natural SDG SA	9,406	237,510
Italgas SpA	15,526	100,608
Rubis SCA	2,378	185,223
Snam SpA	72,432	348,563
		1,072,903

Healthcare-Products – 0.9%
Carl Zeiss Meditec AG	734	49,903
Essilor International SA	6,735	919,455
QIAGEN NV (a)	6,800	224,096
Sartorius Stedim Biotech	773	72,251
Siemens Healthineers AG (a)(b)	4,061	158,328
		1,424,033

Healthcare-Services – 1.3%
BioMerieux	1,256	99,498
Eurofins Scientific SE	302	163,310
Fresenius Medical Care AG & Co KGaA – ADR	13,145	664,743
Fresenius SE & Co. KGaA	13,405	1,025,339
Orpea	1,399	179,671
		2,132,561

Holding Companies-Diversified – 0.3%
Ackermans & Van Haaren NV	692	125,181
Bollore SA	30,777	153,051
Sofina SA	474	82,884
Wendel SA	863	130,478
		491,594

Home Furnishings – 0.1%
Rational AG	105	65,871
SEB SA	847	162,529
		228,400

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Household Products/Wares – 0.3%
Henkel AG & Co. KGaA	3,530	$420,954
Societe BIC SA	803	81,891
		502,845

Insurance – 6.4%
Aegon NV	52,842	388,742
Ageas	5,767	309,560
Allianz SE – ADR	144,427	3,417,143
ASR Nederland NV	4,330	204,764
Assicurazioni Generali SpA	39,363	795,731
AXA SA – ADR	58,917	1,686,205
CNP Assurances	4,808	123,322
Grupo Catalana Occidente SA	1,373	60,601
Hannover Rueck SE	1,867	262,885
Mapfre SA	29,448	102,559
Muenchener Rueckversicherungs-
Gesellschaft AG – Class R	4,543	1,042,088
NN Group NV	10,194	488,594
Poste Italiane SpA (b)	14,352	140,489
Sampo OYJ – Class A	13,927	752,615
SCOR SE	4,773	193,954
Talanx AG	1,180	53,265
UnipolSai Assicurazioni SpA	23,693	63,804
Vienna Insurance Group AG
Wiener Versicherung Gruppe	1,190	38,771
		10,125,092

Internet – 0.3%
Delivery Hero AG (a) (b)	3,455	165,221
Iliad SA	721	144,489
United Internet AG	3,619	235,035
		544,745

Investment Companies – 0.3%
Corp. Financiera Alba SA	635	39,568
EXOR NV	3,208	238,404
Groupe Bruxelles Lambert SA	2,210	253,429
		531,401

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Iron/Steel – 0.8%
Acerinox SA	4,412	$62,044
ArcelorMittal (a)	17,565	595,936
ThyssenKrupp AG	13,848	361,213
Voestalpine AG	3,402	179,571
		1,198,764

Lodging – 0.2%
Accor SA	6,078	344,016

Machinery-Diversified – 1.1%
ANDRITZ AG	2,266	121,935
CNH Industrial NV	28,692	354,800
GEA Group AG	5,119	200,349
KION Group AG	2,190	183,273
Kone OYJ – Class B	11,093	552,714
MAN SE	1,105	127,435
Metso OYJ	3,238	115,703
Zardoya Otis SA	5,520	56,460
		1,712,669

Media – 1.4%
Altice NV – Class A (a)	16,001	153,384
Altice NV – Class B (a)	1,788	17,112
Axel Springer SE	1,365	111,842
Lagardere SCA	3,499	100,057
Mediaset Espana Comunicacion SA	5,502	52,848
Mediaset SpA (a)	10,657	42,405
ProSiebenSat.1 Media SE	6,990	254,077
RTL Group SA	1,190	98,078
Telenet Group Holding NV (a)	1,513	88,724
Vivendi SA	31,880	842,726
Wolters Kluwer NV	8,129	440,077
		2,201,330

Metal Fabricate/Hardware – 0.2%
Tenaris SA – ADR	7,256	271,229

Miscellaneous Manufacturing – 2.4%
Aalberts Industries NV	2,989	147,412

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Miscellaneous Manufacturing – 2.4% (Continued)
Alstom SA	4,789	$218,084
Siemens AG – ADR	50,324	3,192,555
Wartsila OYJ ABP	13,893	296,117
		3,854,168

Oil & Gas – 5.0%
Eni SpA – ADR	38,827	1,520,854
Galp Energia SGPS SA	15,768	303,044
Hellenic Petroleum SA	1,812	18,490
Motor Oil Hellas Corinth Refineries SA	1,741	41,586
Neste OYJ	3,894	328,697
OMV AG	4,697	292,112
Repsol SA	39,315	752,506
TOTAL SA – ADR	74,662	4,674,588
		7,931,877

Oil & Gas Services – 0.3%
Saipem SpA (a)	17,551	67,271
TechnipFMC PLC	13,188	433,660
		500,931

Packaging & Containers – 0.1%
Huhtamaki OYJ	2,900	118,509

Pharmaceuticals – 4.6%
Bayer AG – ADR	109,453	3,273,192
Grifols SA	10,023	282,623
Ipsen SA	1,085	176,228
Merck KGaA	3,924	384,870
Orion OYJ – Class B	3,355	102,017
Recordati SpA	3,087	110,531
Sanofi – ADR	68,017	2,674,428
STADA Arzneimittel AG	678	68,644
UCB SA	3,628	274,962
		7,347,495

Pipelines – 0.1%
Koninklijke Vopak NV	2,095	103,474

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Private Equity – 0.1%
Eurazeo SA	1,351	$118,771

Real Estate – 1.0%
Deutsche Wohnen SE	10,272	485,510
LEG Immobilien AG	1,966	226,825
Vonovia SE	16,090	808,493
		1,520,828

Retail – 1.3%
CECONOMY AG	5,057	56,769
FF Group (a)	1,069	20,267
Fielmann AG	757	62,254
GrandVision NV (b)	1,514	37,297
HUGO BOSS AG	1,995	187,433
Industria de Diseno Textil SA	34,810	1,083,701
JUMBO SA	3,252	59,535
Luxottica Group SpA	4,567	285,462
Salvatore Ferragamo SpA	1,339	39,648
Zalando SE (a) (b)	3,329	171,859
		2,004,225

Semiconductors – 2.5%
ASML Holding NV	13,461	2,560,238
Infineon Technologies AG	37,456	962,533
STMicroelectronics NV	19,160	419,253
		3,942,024

Software – 3.1%
Amadeus IT Holding SA	13,701	1,004,300
Dassault Systemes SE	3,653	473,118
SAP SE – ADR	28,411	3,148,791
Ubisoft Entertainment SA (a)	2,682	256,706
Worldline SA (a) (b)	1,235	62,310
		4,945,225

Telecommunications – 4.6%
1&1 Drillisch AG	1,436	104,220
Cellnex Telecom SA (b)	4,766	128,000
Deutsche Telekom AG	107,005	1,873,030

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 97.3% (Continued)

Telecommunications – 4.6% (Continued)
Elisa OYJ	4,391	$194,710
Eutelsat Communications SA	5,428	117,594
Hellenic Telecommunications Organization SA	7,606	110,679
Koninklijke KPN NV – ADR	96,445	294,640
Nokia OYJ – ADR	168,833	1,014,686
Orange SA – ADR	59,470	1,082,949
Proximus SADP	4,382	134,568
SES SA	10,955	169,334
Telecom Italia SpA (a)	339,488	335,434
Telecom Italia SpA – Savings Shares	182,498	157,134
Telefonica Deutschland Holding AG	20,701	99,019
Telefonica SA – ADR	140,955	1,430,693
Telekom Austria AG	4,255	40,593
		7,287,283

Transportation – 0.9%
bpost SA	3,113	68,306
Deutsche Post AG – ADR	30,045	1,304,854
Hapag-Lloyd AG (b)	1,139	48,966
		1,422,126

Water – 0.3%
Suez	11,262	162,656
Veolia Environnement SA	14,564	345,681
		508,337
TOTAL COMMON STOCKS
(Cost $156,788,596)		154,366,750

PREFERRED STOCKS – 1.1%

Auto Manufacturers – 0.3%
Bayerische Motoren Werke AG	1,730	167,549
Porsche Automobil Holding SE	4,537	387,904
		555,453

Chemicals – 0.1%
FUCHS PETROLUB SE	2,164	116,394

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF
SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

PREFERRED STOCKS – 1.1% (Continued)

Electric – 0.0% (c)
RWE AG	1,020	$20,718

Electronics – 0.1%
Sartorius AG	1,066	164,517

Household Products/Wares – 0.5%
Henkel AG & Co. KGaA	5,787	736,574

Pharmaceuticals – 0.1%
Grifols SA – Class B	8,100	168,047
TOTAL PREFERRED STOCKS
(Cost $1,801,905)		1,761,703

REAL ESTATE INVESTMENT TRUSTS – 1.1%

Fonciere Des Regions	1,220	136,499
Gecina SA	1,435	248,845
ICADE	1,149	114,263
Klepierre	6,194	253,717
Merlin Properties Socimi SA	10,432	161,250
Unibail-Rodamco SE	3,284	788,788
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,703,820)		1,703,362

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (d)	487,588	$487,588
TOTAL SHORT-TERM INVESTMENTS
(Cost $487,588)		487,588

TOTAL INVESTMENTS
(Cost $160,781,909) – 99.8%		158,319,403
Other Assets in Excess of Liabilities – 0.2%		383,392
TOTAL NET ASSETS – 100.0%		$158,702,795

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $2,738,459 or 1.7% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 95.2%

Australia – 7.1%
Amcor Ltd.	54,927	$567,758
Aurizon Holdings Ltd.	115,663	391,845
BHP Billiton Ltd. – ADR (a)	83,249	3,891,891
Coca-Cola Amatil Ltd.	56,191	392,997
Fortescue Metals Group Ltd.	407,238	1,398,042
GPT Group	106,660	388,646
Mirvac Group	208,892	352,271
South32 Ltd.	273,571	766,161
Stockland	173,580	541,012
Wesfarmers Ltd.	78,000	2,570,267
Woodside Petroleum Ltd.	45,069	1,093,228
		12,354,118

Canada – 1.3%
BCE, Inc.	3	128
BCE, Inc. – ADR	53,014	2,250,444
		2,250,572

Finland – 1.2%
Kone OYJ – Class B	22,793	1,135,673
UPM-Kymmene OYJ	25,286	906,288
		2,041,961

France – 6.8%
Orange SA – ADR (a)	146,521	2,668,147
Publicis Groupe SA	9,414	704,836
Renault SA	13,906	1,508,671
Sanofi – ADR	79,163	3,112,689
TOTAL SA – ADR	62,380	3,905,612
		11,899,955

Germany – 3.8%
BASF SE	31,767	3,311,388
Siemens AG – ADR	52,323	3,319,371
		6,630,759

Hong Kong – 4.6%
CLP Holdings Ltd.	120,310	1,249,293
NWS Holdings Ltd.	271,021	535,920

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 95.2% (Continued)

Hong Kong – 4.6% (Continued)
PCCW Ltd.	649,386	$402,937
Power Assets Holdings Ltd.	119,506	889,978
Sands China Ltd.	558,848	3,257,541
Sun Art Retail Group Ltd.	375,788	425,168
Swire Pacific Ltd. – Class A	55,707	553,617
WH Group Ltd. (b)	629,647	657,031
		7,971,485

Israel – 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	297,204	375,082
Israel Chemicals Ltd.	59,118	265,780
Teva Pharmaceutical Industries Ltd. – ADR (a)	101,637	1,827,433
		2,468,295

Italy – 0.4%
PRADA SpA	132,531	670,368

Japan – 10.6%
Bridgestone Corp.	27,993	1,175,081
Canon, Inc. – ADR (c)	51,438	1,764,838
ITOCHU Corp.	63,932	1,283,085
Japan Tobacco, Inc.	88,203	2,369,266
KDDI Corp.	91,649	2,462,249
Lawson, Inc.	4,489	296,885
Marubeni Corp.	81,557	614,885
Mitsubishi Corp.	73,201	2,026,888
Mitsui & Co. Ltd.	84,367	1,525,351
NTT DOCOMO, Inc. – ADR	139,662	3,516,689
Subaru Corp.	40,373	1,358,693
		18,393,910

Jersey – 0.8%
WPP PLC – ADR (a)	15,363	1,315,380

Luxembourg – 0.5%
RTL Group SA	9,727	801,686

Netherlands – 1.0%
Koninklijke Ahold Delhaize NV – ADR	47,762	1,146,288

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 95.2% (Continued)

Netherlands – 1.0% (Continued)
Koninklijke KPN NV	178,085	$554,197
		1,700,485

New Zealand – 0.5%
Meridian Energy Ltd.	200,554	414,863
Spark New Zealand Ltd.	179,895	437,947
		852,810

Norway – 3.6%
Statoil ASA – ADR	172,540	4,417,024
Telenor ASA	83,352	1,847,349
		6,264,373

Republic of Korea – 0.4%
SK Telecom Co Ltd. – ADR	29,622	703,523

South Korea – 0.2%
KT&G Corp.	4,752	435,135

Spain – 3.4%
Ferrovial SA	29,414	629,953
Gas Natural SDG SA	53,876	1,360,416
Repsol SA	77,948	1,491,958
Telefonica SA – ADR	241,296	2,449,154
		5,931,481

Switzerland – 5.6%
ABB Ltd. – ADR	86,882	2,021,744
Novartis AG – ADR	41,035	3,146,974
Roche Holding AG – ADR (a)	110,887	3,082,659
Swisscom AG	2,929	1,409,821
		9,661,198

United Kingdom – 13.6%
BAE Systems PLC – ADR (a)	41,083	1,405,039
BT Group PLC – ADR	149,565	2,579,996
Centrica PLC	584,090	1,236,739
GlaxoSmithKline PLC – ADR (a)	100,335	4,024,437
Imperial Brands Plc – ADR	67,989	2,472,760
International Consolidated Airlines Group SA	77,852	675,445

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 95.2% (Continued)

United Kingdom – 13.6% (Continued)
Rio Tinto PLC – ADR (a)	73,155	$4,019,867
Royal Dutch Shell PLC – ADR (a)	53,385	3,866,142
Vodafone Group PLC – ADR	114,543	3,368,710
		23,649,135

United States – 28.4%
Archer-Daniels-Midland Co.	22,816	1,035,390
AT&T, Inc. (a)	95,743	3,130,796
Cardinal Health, Inc.	12,859	825,162
Cisco Systems, Inc.	96,420	4,270,442
Eaton Corp. PLC	18,452	1,384,454
Exxon Mobil Corp.	41,671	3,239,920
Ford Motor Co. (a)	256,826	2,886,724
General Mills, Inc. (a)	25,375	1,109,903
Gilead Sciences, Inc.	46,357	3,348,366
International Business Machines Corp.	22,485	3,259,426
Kellogg Co.	14,295	841,976
Kimberly-Clark Corp. (a)	14,834	1,535,912
Las Vegas Sands Corp.	43,871	3,217,060
LyondellBasell Industries NV – Class A	17,715	1,873,007
Omnicom Group, Inc. (a)	9,117	671,558
Paychex, Inc.	13,106	793,830
Pfizer, Inc. (a)	96,030	3,515,658
Philip Morris International, Inc.	33,754	2,767,828
Procter & Gamble Co.	38,498	2,784,945
QUALCOMM, Inc.	53,118	2,709,549
Target Corp. (a)	29,578	2,147,363
Valero Energy Corp.	18,636	2,067,292
		49,416,561
TOTAL COMMON STOCKS
(Cost $164,155,905)		165,413,190

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 4.4%

Australia – 0.6%
Dexus	59,234	$423,199
Vicinity Centres	323,700	594,620
		1,017,819

United States – 3.8%
AvalonBay Communities, Inc.	5,644	919,972
Public Storage (a)	8,683	1,752,056
Simon Property Group, Inc. (a)	17,663	2,761,433
Ventas, Inc.	22,235	1,143,324
		6,576,785
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $8,079,754)		7,594,604

SHORT-TERM INVESTMENTS – 0.3%

Money Market Funds – 0.3%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (d)	548,127	548,127
TOTAL SHORT-TERM INVESTMENTS
(Cost $548,127)		548,127

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 22.2%

Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (d)	38,582,883	$38,582,883
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $38,582,883)		38,582,883

TOTAL INVESTMENTS
(Cost $211,366,669) – 122.1%		212,138,804
Liabilities in Excess of Other Assets – (22.1)%		(38,428,678)
TOTAL NET ASSETS – 100.0%		$173,710,126

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $37,676,316 or 21.7% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $657,031 or 0.4% of net assets.

(c)	Non-income producing security.
(d)	Rate disclosed is the seven day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 94.4%

Advertising – 2.2%
Interpublic Group of Cos., Inc.	7,552	$178,152
Omnicom Group, Inc.	6,056	446,085
		624,237

Airlines – 0.9%
Alaska Air Group, Inc.	2,183	141,742
Copa Holdings SA	945	110,726
		252,468

Apparel – 1.6%
Michael Kors Holdings Ltd. (a)	3,609	246,927
Ralph Lauren Corp. – Class A	2,008	220,579
		467,506

Auto Manufacturers – 2.2%
Ford Motor Co. (b)	56,699	637,297

Auto Parts & Equipment – 3.1%
Allison Transmission Holdings, Inc.	3,613	140,871
Aptiv PLC	5,310	449,120
Lear Corp.	1,600	299,152
		889,143

Biotechnology – 6.1%
Amgen, Inc.	3,183	555,370
Celgene Corp. (a)	6,551	570,592
Gilead Sciences, Inc.	7,493	541,219
United Therapeutics Corp. (a)	845	93,043
		1,760,224

Building Materials – 0.5%
Owens Corning	2,091	136,940

Chemicals – 3.7%
CF Industries Holdings, Inc.	6,785	263,258
Huntsman Corp.	7,284	216,844
LyondellBasell Industries NV – Class A	5,501	581,621
		1,061,723

Coal – 0.1%
CONSOL Energy, Inc. (a)	1,289	40,539

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Commercial Services – 1.1%
Graham Holdings Co. – Class B	90	$54,275
H&R Block, Inc. (b)	5,196	143,669
Robert Half International, Inc.	1,744	105,948
		303,892

Computers – 9.2%
DXC Technology Co.	4,900	504,994
Fortinet, Inc. (a)	2,231	123,508
HP, Inc.	25,018	537,637
International Business Machines Corp.	3,818	553,457
NCR Corp. (a) (b)	3,359	103,356
NetApp, Inc.	4,902	326,375
Western Digital Corp.	6,683	526,554
		2,675,881

Cosmetics/Personal Care – 0.2%
Edgewell Personal Care Co. (a)	1,265	55,723

Diversified Financial Services – 1.8%
Alliance Data Systems Corp.	2,512	510,062

Electric – 0.7%
Vistra Energy Corp. (a)	8,328	190,295

Electrical Components & Equipment – 0.2%
Acuity Brands, Inc.	566	67,790

Electronics – 0.3%
Gentex Corp. (b)	4,300	97,782

Engineering & Construction – 0.5%
AECOM (a)	3,983	137,174

Food – 1.9%
General Mills, Inc.	10,915	477,422
TreeHouse Foods, Inc. (a)	1,988	76,538
		553,960

Forest Products & Paper – 0.2%
Domtar Corp.	1,443	63,348

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Healthcare-Products – 0.2%
Patterson Cos., Inc. (b)	2,553	$59,434

Healthcare-Services – 0.3%
MEDNAX, Inc. (a)	2,066	94,850

Home Builders – 0.8%
Toll Brothers, Inc.	5,142	216,787

Internet – 2.2%
Expedia Group, Inc.	2,557	294,413
F5 Networks, Inc. (a)	1,175	191,631
VeriSign, Inc. (a) (b)	1,384	162,509
		648,553

Leisure Time – 2.5%
Harley-Davidson, Inc.	5,484	225,557
Royal Caribbean Cruises Ltd.	4,622	500,054
		725,611

Machinery-Diversified – 1.4%
Cummins, Inc.	2,608	416,915

Media – 1.3%
Discovery, Inc. (a) (b)	15,622	369,460

Mining – 3.8%
Alcoa Corp. (a)	4,411	225,843
Freeport-McMoRan, Inc.	32,187	489,564
Newmont Mining Corp.	9,499	373,216
		1,088,623

Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	6,215	63,517

Oil & Gas – 5.9%
HollyFrontier Corp.	3,780	229,408
Marathon Petroleum Corp.	9,000	674,190
PBF Energy, Inc. – Class A	2,769	106,136
Valero Energy Corp.	6,395	709,397
		1,719,131

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Pharmaceuticals – 10.3%
Allergan PLC	4,064	$624,434
AmerisourceBergen Corp.	4,026	364,675
CVS Health Corp.	8,740	610,314
Express Scripts Holding Co. (a)	7,887	597,046
Mallinckrodt PLC (a) (b)	8,139	105,807
Pfizer, Inc. (b)	16,334	597,988
Premier, Inc. – Class A (a) (b)	2,840	93,691
		2,993,955

Retail – 13.4%
Bed Bath & Beyond, Inc.	5,042	88,033
Best Buy Co., Inc. (b)	5,774	441,884
Dick’s Sporting Goods, Inc.	1,759	58,205
Foot Locker, Inc.	3,560	153,365
GameStop Corp. – Class A (b)	3,766	51,406
Gap, Inc.	6,567	192,019
Kohl’s Corp.	3,738	232,205
Macy’s, Inc. (b)	8,883	275,995
Michaels Cos., Inc. (a) (b)	4,568	85,056
Nu Skin Enterprises, Inc. – Class A	760	54,074
Sally Beauty Holdings, Inc. (a)	3,836	66,325
Signet Jewelers Ltd.	7,451	289,695
Target Corp.	7,847	569,692
Urban Outfitters, Inc. (a)	1,751	70,513
Walgreens Boots Alliance, Inc.	8,354	555,123
Walmart, Inc.	6,643	587,640
Williams-Sonoma, Inc. (b)	1,435	68,593
World Fuel Services Corp.	1,909	40,986
		3,880,809

Semiconductors – 6.4%
Applied Materials, Inc.	10,161	504,697
KLA-Tencor Corp.	2,478	252,112
Lam Research Corp.	2,289	423,602
Marvell Technology Group Ltd.	6,487	130,129
Micron Technology, Inc. (a)	12,008	552,128
		1,862,668

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Software – 5.8%
CA, Inc.	7,071	$246,071
Citrix Systems, Inc. (a)	2,187	225,064
Oracle Corp.	11,718	535,161
VMware, Inc. – Class A (a) (b)	5,060	674,296
		1,680,592

Telecommunications – 3.4%
ARRIS International PLC (a) (b)	4,228	114,156
Cisco Systems, Inc. (b)	13,383	592,733
Juniper Networks, Inc.	11,790	289,916
		996,805
TOTAL COMMON STOCKS
(Cost $26,830,580)		27,343,694

REAL ESTATE INVESTMENT TRUSTS – 5.5%
Annaly Capital Management, Inc.	58,270	604,260
Apple Hospitality REIT, Inc.	4,626	83,221
CoreCivic, Inc.	3,280	66,125
Park Hotels & Resorts, Inc.	4,892	140,792
Tanger Factory Outlet Centers, Inc.	2,835	62,228
Ventas, Inc.	8,531	438,664
VEREIT, Inc.	27,555	187,374
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,622,014)		1,582,664

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	39,731	39,731
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,731)		39,731

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 12.7%
Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (c)	3,689,269	$3,689,269
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $3,689,269)		3,689,269

TOTAL INVESTMENTS
(Cost $32,181,594) – 112.7%		32,655,358
Liabilities in Excess of Other Assets – (12.7)%		(3,674,074)
TOTAL NET ASSETS – 100.0%		$28,981,284

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $3,559,563 or 12.3% of net assets.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 98.1%

Aerospace/Defense – 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)	3,483	$97,315

Apparel – 3.7%
Crocs, Inc. (a) (b)	3,227	50,987
Oxford Industries, Inc.	621	47,842
Perry Ellis International, Inc. (a)	546	14,169
Steven Madden Ltd.	1,694	81,735
		194,733

Auto Manufacturers – 1.1%
Wabash National Corp.	2,871	57,592

Biotechnology – 5.0%
Cambrex Corp. (a)	945	50,038
Emergent BioSolutions, Inc. (a)	1,570	81,420
Innoviva, Inc. (a) (b)	4,691	68,019
Myriad Genetics, Inc. (a)	2,117	59,890
		259,367

Building Materials – 0.5%
Quanex Building Products Corp.	1,515	25,982

Chemicals – 1.2%
Aceto Corp.	4,709	11,866
Stepan Co.	746	52,459
		64,325

Coal – 1.9%
CONSOL Energy, Inc. (a)	3,109	97,778

Commercial Services – 9.0%
American Public Education, Inc. (a)	422	17,006
Cross Country Healthcare, Inc. (a)	1,897	23,864
EVERTEC, Inc.	3,499	63,857
FTI Consulting, Inc. (a)	1,257	73,409
Insperity, Inc.	1,285	103,121
LSC Communications, Inc.	4,720	82,506
Navigant Consulting, Inc. (a)	1,690	36,149
Nutrisystem, Inc.	1,095	31,755

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 98.1% (Continued)

Commercial Services – 9.0% (Continued)
TrueBlue, Inc. (a)	1,498	$39,922
		471,589

Computers – 0.9%
Electronics For Imaging, Inc. (a)	1,767	48,946

Cosmetics/Personal Care – 1.8%
Avon Products, Inc. (a)	38,053	96,274

Distribution/Wholesale – 3.3%
Essendant, Inc.	10,406	77,421
Fossil Group, Inc. (a) (b)	6,522	97,504
		174,925

Diversified Financial Services – 1.3%
WageWorks, Inc. (a)	1,669	69,514

Electrical Components & Equipment – 1.5%
Advanced Energy Industries, Inc. (a)	1,302	77,534

Electronics – 6.1%
Bel Fuse, Inc.	481	9,307
Benchmark Electronics, Inc.	1,543	40,581
Brady Corp.	1,609	58,568
KEMET Corp. (a)	1,935	33,321
Methode Electronics, Inc.	1,055	42,094
Plexus Corp. (a)	945	51,824
TTM Technologies, Inc. (a)	5,898	82,218
		317,913

Energy-Alternate Sources – 2.0%
FutureFuel Corp.	1,870	21,879
REX American Resources Corp. (a)	247	18,471
SolarEdge Technologies, Inc. (a)	1,181	62,179
		102,529

Engineering & Construction – 0.3%
Orion Group Holdings, Inc. (a)	2,522	15,283

Healthcare-Products – 1.7%
Analogic Corp.	357	29,666

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 98.1% (Continued)

Healthcare-Products – 1.7% (Continued)
AngioDynamics, Inc. (a)	1,405	$27,229
MiMedx Group, Inc. (a) (b)	3,861	31,699
		88,594

Healthcare-Services – 0.9%
Tivity Health, Inc. (a)	1,291	46,412

Home Builders – 1.0%
Winnebago Industries, Inc.	1,338	50,710

Home Furnishings – 1.4%
Ethan Allen Interiors, Inc.	1,219	26,879
Sleep Number Corp. (a)	1,642	46,534
		73,413

Internet – 4.0%
DHI Group, Inc. (a)	6,319	8,847
New Media Investment Group, Inc.	3,092	51,265
NIC, Inc.	2,241	33,279
Perficient, Inc. (a) (b)	1,144	28,291
Shutterfly, Inc. (a) (b)	1,058	85,613
		207,295

Leisure Time – 3.5%
Callaway Golf Co.	3,099	53,489
Nautilus, Inc. (a)	1,332	19,381
Vista Outdoor, Inc. (a)	6,635	111,136
		184,006

Machinery-Diversified – 1.6%
SPX FLOW, Inc. (a)	1,868	84,060

Media – 1.6%
Gannett Co., Inc.	8,866	85,734

Miscellaneous Manufacturing – 3.2%
Hillenbrand, Inc.	2,232	103,453
Sturm Ruger & Co, Inc.	720	39,780
Tredegar Corp.	1,295	22,792
		166,025

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 98.1% (Continued)

Oil & Gas – 0.8%
Par Pacific Holdings, Inc. (a)	2,321	$39,155

Oil & Gas Services – 0.3%
Matrix Service Co. (a)	1,058	16,293

Pharmaceuticals – 2.2%
Depomed, Inc. (a)	4,756	29,868
Eagle Pharmaceuticals Inc/DE (a) (b)	507	26,369
Lannett Co, Inc. (a)	3,904	60,902
		117,139

Retail – 24.1%
Asbury Automotive Group, Inc. (a)	1,523	102,117
Barnes & Noble Education, Inc. (a)	2,281	16,400
Caleres, Inc.	2,262	74,035
Chico’s FAS, Inc.	8,804	87,424
DSW, Inc.	5,264	117,387
Express, Inc. (a)	8,384	65,731
Francesca’s Holdings Corp. (a)	1,743	8,628
Haverty Furniture Cos, Inc.	742	13,467
Hibbett Sports, Inc. (a)	1,718	46,730
La-Z-Boy, Inc.	1,999	57,571
Movado Group, Inc.	908	35,821
Red Robin Gourmet Burgers, Inc. (a)	645	40,216
RH (a) (b)	1,361	129,907
Shoe Carnival, Inc.	692	16,864
Tailored Brands, Inc.	4,497	141,880
The Buckle, Inc. (b)	3,512	80,952
The Cato Corp.	2,294	37,186
The Children’s Place, Inc.	621	79,209
The Finish Line, Inc.	5,072	68,827
Vera Bradley, Inc. (a)	1,773	20,177
Zumiez, Inc. (a)	981	22,955
		1,263,484

Semiconductors – 5.0%
Cohu, Inc.	784	16,778
FormFactor, Inc. (a)	2,385	27,368

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 98.1% (Continued)

Semiconductors – 5.0% (Continued)
Kulicke & Soffa Industries, Inc. (a)	2,768	$63,360
Rambus, Inc. (a)	4,167	56,254
Rudolph Technologies, Inc. (a)	946	23,981
Xperi Corp.	3,232	71,104
		258,845

Software – 3.2%
MicroStrategy, Inc. (a)	293	37,346
Progress Software Corp.	1,362	50,299
Quality Systems, Inc. (a)	2,317	31,117
Synchronoss Technologies, Inc. (a)	4,411	49,403
		168,165

Telecommunications – 0.5%
CalAmp Corp. (a)	1,281	25,300

Transportation – 0.7%
ArcBest Corp.	1,158	37,172

Trucking & Leasing – 0.9%
The Greenbrier Cos., Inc.	1,123	49,244
TOTAL COMMON STOCKS
(Cost $5,026,177)		5,132,645

REAL ESTATE INVESTMENT TRUSTS – 1.8%

CBL & Associates Properties, Inc. (b)	22,874	95,614
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $119,844)		95,614

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	5,679	5,679
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,679)		5,679

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 12.0%

Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (c)	629,653	$629,653
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $629,653)		629,653

TOTAL INVESTMENTS
(Cost $5,781,353) – 112.0%		5,863,591
Liabilities in Excess of Other Assets – (12.0)%		(630,446)
TOTAL NET ASSETS – 100.0%		$5,233,145

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $615,887 or 11.8% of net assets.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 99.7%

Australia – 9.3%
BHP Billiton Ltd. – ADR (a)	9,286	$434,120
BlueScope Steel Ltd.	7,770	96,577
Fortescue Metals Group Ltd.	112,218	385,243
Newcrest Mining Ltd.	6,782	107,988
Qantas Airways Ltd.	32,337	140,470
South32 Ltd.	107,293	300,484
Woodside Petroleum Ltd.	17,005	412,486
		1,877,368

Canada – 2.9%
Magna International, Inc.	4,745	279,955
Teck Resources Ltd.	11,917	299,474
		579,429

Denmark – 1.7%
Pandora A/S	1,118	124,563
Vestas Wind Systems A/S	3,521	228,391
		352,954

Finland – 1.2%
UPM-Kymmene OYJ	6,882	246,661

France – 8.9%
Arkema SA	729	95,517
Capgemini SE	1,487	204,709
Orange SA	22,662	413,646
Peugeot SA	13,662	336,893
Publicis Groupe SA	2,438	182,536
Sanofi – ADR (a)	8,746	343,893
Thales SA	1,696	215,049
		1,792,243

Germany – 5.6%
BASF SE	3,534	368,384
Covestro AG (b)	2,618	238,882
Deutsche Lufthansa AG	9,511	277,604
ProSiebenSat.1 Media SE	7,049	256,222
		1,141,092

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.7% (Continued)

Hong Kong – 2.3%
Galaxy Entertainment Group Ltd.	35,472	$313,654
WH Group Ltd. (b)	147,771	154,198
		467,852

Italy – 1.5%
Leonardo SpA	9,660	112,105
Pirelli & C SpA (c) (b)	14,543	126,517
Saipem SpA (c)	19,499	74,738
		313,360

Japan – 29.7%
Astellas Pharma, Inc.	8,032	117,960
Astellas Pharma, Inc. – ADR (c)	14,377	210,048
Bridgestone Corp.	7,354	308,704
Canon, Inc. – ADR (c)	10,263	352,124
DeNA Co Ltd.	996	18,996
Ebara Corp.	1,048	40,168
Fuji Electric Co Ltd.	7,624	54,676
FUJIFILM Holdings Corp.	5,531	222,869
Haseko Corp.	6,603	104,191
Hitachi Construction Machinery Co. Ltd.	2,230	81,289
Hoya Corp.	2,722	145,960
Japan Tobacco, Inc.	11,787	316,617
Kajima Corp.	20,478	197,624
KDDI Corp.	13,673	367,340
Koito Manufacturing Co. Ltd.	1,333	89,623
Kuraray Co. Ltd.	2,998	49,967
Mazda Motor Corp.	6,757	94,043
MINEBEA MITSUMI, Inc.	3,450	69,335
Mitsubishi Corp.	15,492	428,963
Mitsui Chemicals, Inc.	2,384	68,476
Nexon Co. Ltd. (c)	7,070	103,023
Nikon Corp.	4,931	86,063
NTT DOCOMO, Inc. – ADR	14,777	372,085
Obayashi Corp.	12,313	142,142
Persol Holdings Co Ltd.	1,865	44,407
SCREEN Holdings Co. Ltd.	464	38,242

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.7% (Continued)

Japan – 29.7% (Continued)
Secom Co Ltd.	2,038	$152,906
Shimizu Corp.	13,655	135,401
Sony Corp. – ADR	8,586	393,496
Subaru Corp.	7,231	243,348
Sumitomo Rubber Industries Ltd.	5,654	101,216
Suzuki Motor Corp.	5,313	286,305
Taisei Corp.	5,338	288,580
Teijin Ltd.	2,381	44,889
Tosoh Corp.	4,926	87,507
Ulvac, Inc.	617	33,243
Yamaha Motor Co. Ltd.	3,478	111,352
		6,003,178

Jersey – 1.4%
WPP PLC – ADR (a)	3,226	276,210

Netherlands – 1.9%
Gemalto NV	1,225	73,788
Koninklijke Ahold Delhaize NV	12,765	308,377
		382,165

Norway – 1.8%
Telenor ASA	16,607	368,065

Republic of Korea – 4.3%
Hanwha Chemical Corp.	2,262	61,313
Hyundai Mobis Co. Ltd.	716	166,254
Lotte Chemical Corp.	338	131,016
Samsung Heavy Industries Co Ltd. (c)	10,525	72,430
SK Hynix, Inc.	5,467	432,528
		863,541

South Korea – 0.7%
KT&G Corp.	1,553	142,206

Spain – 6.0%
ACS Actividades de Construccion y Servicios SA	4,493	190,063
Enagas SA	6,417	187,065
Gas Natural SDG SA	16,682	421,235

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.7% (Continued)

Spain – 6.0% (Continued)
Repsol SA	21,212	$406,007
		1,204,370

Sweden – 0.9%
Boliden AB	3,333	116,014
Electrolux AB	2,749	72,613
		188,627

Switzerland – 0.6%
Adecco Group AG	1,680	111,785

United Kingdom – 19.0%
Anglo American PLC	20,811	489,755
Antofagasta PLC	9,632	128,945
Barratt Developments PLC	10,524	80,846
Berkeley Group Holdings PLC	1,755	98,384
Burberry Group PLC	4,360	109,455
Centrica PLC	117,722	249,262
Fiat Chrysler Automobiles NV (c)	23,172	519,634
Imperial Brands PLC – ADR	9,180	333,877
Imperial Brands PLC	30	1,076
International Consolidated Airlines Group SA	21,296	184,764
J Sainsbury PLC	32,241	137,154
Marks & Spencer Group PLC	22,523	89,209
Next PLC	1,758	127,208
Persimmon PLC	3,903	145,885
Rio Tinto PLC – ADR (a)	7,983	438,666
Royal Mail PLC	11,602	92,833
Smiths Group PLC	3,430	75,436
Tate & Lyle PLC	4,136	32,718
Taylor Wimpey PLC	50,075	132,190
Vodafone Group PLC – ADR	12,655	372,183
		3,839,480
TOTAL COMMON STOCKS
(Cost $19,787,381)		20,150,586

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.9%

Money Market Funds – 0.9%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (d)	187,021	$187,021
TOTAL SHORT-TERM INVESTMENTS
(Cost $187,021)		187,021

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 5.5%

Mount Vernon Liquid Assets
Portfolio, LLC, 2.000% (d)	1,121,259	1,121,259
TOTAL INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING
(Cost $1,121,259)		1,121,259

TOTAL INVESTMENTS
(Cost $21,095,661) – 106.1%		21,458,866
Liabilities in Excess of Other Assets – (6.1)%		(1,224,220)
TOTAL NET ASSETS – 100.0%		$20,234,646

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	All or portion of this security is on loan as of April 30, 2018. The total value of securities on loan is $1,112,043 or 5.5% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $519,597 or 2.6% of net assets.

(c)	Non-income producing security.
(d)	Rate disclosed is the seven day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 99.4%

Advertising – 0.2%
Interpublic Group of Cos., Inc.	1,634	$38,546
Omnicom Group, Inc.	979	72,113
		110,659

Apparel – 1.1%
Hanesbrands, Inc.	1,531	28,278
Michael Kors Holdings Ltd. (a)	646	44,199
NIKE, Inc. – Class B	5,515	377,171
PVH Corp.	327	52,212
Ralph Lauren Corp. – Class A	236	25,925
Under Armour, Inc. – Class A (a)	788	13,995
Under Armour, Inc. – Class C (a)	784	12,034
VF Corp.	1,399	113,137
		666,951

Auto Manufacturers – 0.6%
Ford Motor Co.	16,584	186,404
General Motors Co.	5,366	197,147
		383,551

Auto Parts & Equipment – 0.3%
Aptiv PLC	1,130	95,575
BorgWarner, Inc.	841	41,159
Goodyear Tire & Rubber Co.	1,021	25,637
		162,371

Banks – 10.6%
Bank of America Corp.	35,794	1,070,957
Bank of New York Mellon Corp.	3,778	205,939
BB&T Corp.	2,908	153,542
Capital One Financial Corp.	1,819	164,838
Citigroup, Inc.	9,615	656,416
Citizens Financial Group, Inc.	1,823	75,636
Comerica, Inc.	647	61,193
Fifth Third Bancorp	2,596	86,109
Goldman Sachs Group, Inc.	1,321	314,834
Huntington Bancshares, Inc.	4,124	61,489
JPMorgan Chase & Co.	12,840	1,396,735

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Banks – 10.6% (Continued)
KeyCorp.	3,968	$79,043
M&T Bank Corp.	562	102,436
Morgan Stanley	5,162	266,462
Northern Trust Corp.	796	84,973
PNC Financial Services Group, Inc.	1,764	256,856
Regions Financial Corp.	4,200	78,540
State Street Corp.	1,376	137,297
SunTrust Banks, Inc.	1,752	117,034
SVB Financial Group (a)	198	59,323
US Bancorp	5,871	296,192
Wells Fargo & Co.	16,424	853,391
Zions Bancorp	736	40,296
		6,619,531

Biotechnology – 13.7%
Abeona Therapeutics, Inc. (a)	5,009	87,407
ACADIA Pharmaceuticals, Inc. (a)	7,543	119,255
Acceleron Pharma, Inc. (a)	1,897	66,224
Achillion Pharmaceuticals, Inc. (a)	9,047	34,107
Acorda Therapeutics, Inc. (a)	3,607	83,322
Agenus, Inc. (a)	4,503	15,445
Alder Biopharmaceuticals, Inc. (a)	7,940	112,748
Alexion Pharmaceuticals, Inc. (a)	1,520	178,798
Alnylam Pharmaceuticals, Inc. (a)	1,436	135,745
AMAG Pharmaceuticals, Inc. (a)	4,067	83,577
Amgen, Inc.	1,000	174,480
Amicus Therapeutics, Inc. (a)	12,813	181,304
AnaptysBio, Inc. (a)	1,635	153,330
Arena Pharmaceuticals, Inc. (a)	3,135	124,898
Arrowhead Pharmaceuticals, Inc. (a)	6,255	40,157
Atara Biotherapeutics, Inc. (a)	3,608	145,583
Audentes Therapeutics, Inc. (a)	1,687	63,026
Avexis, Inc. (a)	1,395	296,661
BioCryst Pharmaceuticals, Inc. (a)	7,098	34,922
Biogen, Inc. (a)	668	182,765
BioMarin Pharmaceutical, Inc. (a)	2,280	190,403
Bluebird Bio, Inc. (a)	824	140,204

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Biotechnology – 13.7% (Continued)
Blueprint Medicines Corp. (a)	1,838	$141,011
Celgene Corp. (a)	2,064	179,774
CytomX Therapeutics, Inc. (a)	1,578	41,501
Dynavax Technologies Corp. (a)	8,466	143,499
Editas Medicine, Inc. (a)	4,334	136,088
Emergent BioSolutions, Inc. (a)	2,033	105,431
Epizyme, Inc. (a)	2,281	29,311
Esperion Therapeutics, Inc. (a)	2,539	177,755
Exact Sciences Corp. (a)	3,664	183,237
Exelixis, Inc. (a)	7,788	162,146
FibroGen, Inc. (a)	3,445	156,575
Five Prime Therapeutics, Inc. (a)	3,594	60,200
Geron Corp. (a)	8,223	30,590
Gilead Sciences, Inc.	2,366	170,896
GlycoMimetics, Inc. (a)	4,254	71,850
Halozyme Therapeutics, Inc. (a)	6,832	129,330
ImmunoGen, Inc. (a)	13,407	147,343
Immunomedics, Inc. (a)	11,043	201,093
Incyte Corp. (a)	2,028	125,614
Inovio Pharmaceuticals, Inc. (a)	7,735	33,957
Insmed, Inc. (a)	5,061	123,134
Intellia Therapeutics, Inc. (a)	3,260	65,265
Intercept Pharmaceuticals, Inc. (a)	2,981	202,738
Intrexon Corp. (a)	7,609	138,332
Ionis Pharmaceuticals, Inc. (a)	3,606	155,166
Iovance Biotherapeutics, Inc. (a)	2,240	32,480
Karyopharm Therapeutics, Inc. (a)	955	12,491
Kura Oncology, Inc. (a)	1,186	17,968
Lexicon Pharmaceuticals, Inc. (a)	4,559	37,612
Ligand Pharmaceuticals, Inc. (a)	1,085	168,012
Loxo Oncology, Inc. (a)	1,481	186,473
MacroGenics, Inc. (a)	1,004	23,152
Myriad Genetics, Inc. (a)	4,702	133,020
Novavax, Inc. (a)	49,828	77,732
PDL BioPharma, Inc. (a)	7,969	23,269
Prothena Corp PLC (a)	2,590	31,080
PTC Therapeutics, Inc. (a)	3,660	101,492

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Biotechnology – 13.7% (Continued)
Puma Biotechnology, Inc. (a)	2,366	$150,833
Radius Health, Inc. (a)	5,415	163,533
Regeneron Pharmaceuticals, Inc. (a)	559	169,757
REGENXBIO, Inc. (a)	1,631	60,918
Retrophin, Inc. (a)	1,312	32,931
Rigel Pharmaceuticals, Inc. (a)	6,468	23,349
Sage Therapeutics, Inc. (a)	1,075	154,714
Sangamo Therapeutics, Inc. (a)	7,250	114,550
Seattle Genetics, Inc. (a)	3,340	170,975
Spark Therapeutics, Inc. (a)	3,103	236,821
Spectrum Pharmaceuticals, Inc. (a)	6,927	110,278
Stemline Therapeutics, Inc. (a)	1,291	22,205
Ultragenyx Pharmaceutical, Inc. (a)	2,983	151,656
United Therapeutics Corp. (a)	1,656	182,342
Vertex Pharmaceuticals, Inc. (a)	1,084	166,025
ZIOPHARM Oncology, Inc. (a)	10,688	45,103
		8,556,968

Commercial Services – 1.7%
Automatic Data Processing, Inc.	533	62,937
Gartner, Inc. (a)	110	13,342
Global Payments, Inc.	178	20,123
H&R Block, Inc.	889	24,581
Moody’s Corp.	622	100,888
PayPal Holdings, Inc. (a)	8,919	665,446
S&P Global, Inc.	950	179,170
Total System Services, Inc.	138	11,600
Western Union Co.	89	1,758
		1,079,845

Computers – 2.9%
Accenture PLC	943	142,582
Apple, Inc.	8,261	1,365,213
Cognizant Technology Solutions Corp. – Class A	482	39,437
DXC Technology Co.	296	30,506
Hewlett Packard Enterprise Co.	272	4,637
HP, Inc.	355	7,629

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Computers – 2.9% (Continued)
International Business Machines Corp.	1,258	$182,360
NetApp, Inc.	181	12,051
Seagate Technology PLC	170	9,841
Western Digital Corp.	242	19,067
		1,813,323

Distribution/Wholesale – 0.1%
LKQ Corp. (a)	1,315	40,791

Diversified Financial Services – 4.9%
Affiliated Managers Group, Inc.	204	33,631
Alliance Data Systems Corp.	99	20,102
American Express Co.	2,696	266,230
Ameriprise Financial, Inc.	548	76,835
BlackRock, Inc.	463	241,455
Cboe Global Markets, Inc.	421	44,954
Charles Schwab Corp.	4,484	249,669
CME Group, Inc.	1,273	200,727
Discover Financial Services	1,328	94,620
E*TRADE Financial Corp. (a)	6,929	420,452
Franklin Resources, Inc.	1,217	40,940
Intercontinental Exchange, Inc.	2,179	157,890
Invesco Ltd.	1,523	44,121
MasterCard, Inc. – Class A	1,596	284,519
Nasdaq, Inc.	436	38,508
Navient Corp.	984	13,048
Raymond James Financial, Inc.	485	43,529
Synchrony Financial	2,673	88,663
T Rowe Price Group, Inc.	915	104,145
TD Ameritrade Holding Corp.	5,713	331,868
Visa, Inc. – Class A	2,279	289,160
		3,085,066

Electronics – 0.1%
Amphenol Corp. – Class A	258	21,597
Corning, Inc.	238	6,431
FLIR Systems, Inc.	76	4,070
Garmin Ltd.	470	27,575

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Electronics – 0.1% (Continued)
TE Connectivity Ltd.	329	$30,185
		89,858

Healthcare-Products – 0.8%
Foundation Medicine, Inc. (a)	1,356	103,531
Genomic Health, Inc. (a)	1,145	36,331
MiMedx Group, Inc. (a)	21,830	179,224
OPKO Health, Inc. (a)	34,506	104,898
Repligen Corp. (a)	1,715	63,455
		487,439

Home Builders – 0.3%
DR Horton, Inc.	1,454	64,180
Lennar Corp. – Class A	1,160	61,352
PulteGroup, Inc.	1,120	34,003
		159,535

Home Furnishings – 0.1%
Leggett & Platt, Inc.	562	22,789
Whirlpool Corp.	300	46,485
		69,274

Housewares – 0.1%
Newell Brands, Inc.	2,062	56,973

Insurance – 5.7%
Aflac, Inc.	2,916	132,882
Allstate Corp.	1,327	129,807
American International Group, Inc.	3,363	188,328
Aon PLC	921	131,215
Arthur J Gallagher & Co.	679	47,523
Assurant, Inc.	196	18,193
Berkshire Hathaway, Inc. – Class B (a)	7,201	1,395,050
Brighthouse Financial, Inc. (a)	358	18,179
Chubb Ltd.	1,737	235,659
Cincinnati Financial Corp.	558	39,250
Everest Re Group Ltd.	153	35,598
Hartford Financial Services Group, Inc.	1,336	71,930
Lincoln National Corp.	816	57,642

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Insurance – 5.7% (Continued)
Loews Corp.	1,009	$52,932
Marsh & McLennan Cos., Inc.	1,899	154,768
MetLife, Inc.	3,879	184,912
Principal Financial Group, Inc.	1,008	59,694
Progressive Corp.	2,179	131,372
Prudential Financial, Inc.	1,579	167,879
Torchmark Corp.	397	34,436
Travelers Cos., Inc.	1,015	133,574
Unum Group	828	40,059
Willis Towers Watson PLC	494	73,364
XL Group Ltd.	961	53,422
		3,587,668

Internet – 29.4%
8x8, Inc. (a)	6,892	139,563
Alphabet, Inc. – Class A (a)	3,663	3,731,059
Alphabet, Inc. – Class C (a)	3,732	3,796,676
Amazon.com, Inc. (a)	2,517	3,941,949
Blucora, Inc. (a)	4,668	121,368
Booking Holdings, Inc. (a)	207	450,846
Cogent Communications Holdings, Inc.	3,117	146,967
eBay, Inc. (a)	11,437	433,234
Endurance International Group Holdings, Inc. (a)	11,050	81,217
Expedia Group, Inc.	3,357	386,525
F5 Networks, Inc. (a)	100	16,309
Facebook, Inc. – Class A (a)	10,107	1,738,404
GoDaddy, Inc. – Class A (a)	3,739	241,390
Groupon, Inc. (a)	29,861	138,555
GrubHub, Inc. (a)	2,551	258,008
Netflix, Inc. (a)	4,217	1,317,644
NIC, Inc.	7,370	109,444
Okta, Inc. (a)	3,253	139,261
Pandora Media, Inc. (a)	23,481	131,728
Snap, Inc. (a)	10,898	156,168
Symantec Corp.	172	4,780
TripAdvisor, Inc. (a)	5,210	194,958
Twitter, Inc. (a)	10,962	332,258

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Internet – 29.4% (Continued)
VeriSign, Inc. (a)	2,435	$285,918
Web.com Group, Inc. (a)	5,475	101,835
		18,396,064

Investment Companies – 0.0% (b)
Leucadia National Corp.	1,173	28,199

Leisure Time – 0.4%
Carnival Corp.	1,725	108,779
Harley-Davidson, Inc.	715	29,408
Norwegian Cruise Line Holdings Ltd. (a)	877	46,893
Royal Caribbean Cruises Ltd.	727	78,654
		263,734

Lodging – 0.7%
Hilton Worldwide Holdings, Inc.	1,203	94,844
Marriott International, Inc. – Class A	1,276	174,404
MGM Resorts International	2,166	68,056
Wyndham Worldwide Corp.	423	48,311
Wynn Resorts Ltd.	359	66,842
		452,457

Media – 3.6%
CBS Corp. – Class B	1,466	72,127
Charter Communications, Inc. – Class A (a)	791	214,590
Comcast Corp. – Class A	19,697	618,289
Discovery Communications, Inc. – Class A (a)	661	15,633
Discovery Communications, Inc. – Class C (a)	1,298	28,842
DISH Network Corp. – Class A (a)	969	32,510
News Corp. – Class B	517	8,401
News Corp. – Class A	1,628	26,015
Time Warner, Inc.	3,314	314,167
Twenty First Century Fox, Inc. – Class B	1,866	67,307
Twenty-First Century Fox, Inc. – Class A	4,480	163,789
Viacom, Inc. – Class B	1,500	45,240
Walt Disney Co.	6,390	641,109
		2,248,019

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Office/Business Equipment – 0.0% (b)
Xerox Corp.	67	$2,107

Pharmaceuticals – 5.6%
AbbVie, Inc.	1,601	154,577
Achaogen, Inc. (a)	6,462	92,471
Adamas Pharmaceuticals, Inc. (a)	6,464	195,148
Agios Pharmaceuticals, Inc. (a)	2,276	190,979
Aimmune Therapeutics, Inc. (a)	3,092	95,976
Akebia Therapeutics, Inc. (a)	1,871	17,232
Alkermes PLC (a)	3,266	144,586
Array BioPharma, Inc. (a)	10,584	143,519
Athenex, Inc. (a)	1,602	25,648
Cara Therapeutics, Inc. (a)	5,478	67,818
Clovis Oncology, Inc. (a)	3,075	133,393
Coherus Biosciences, Inc. (a)	3,042	36,808
Cytokinetics, Inc. (a)	2,774	23,024
Eagle Pharmaceuticals Inc/DE (a)	1,551	80,667
Enanta Pharmaceuticals, Inc. (a)	951	88,491
Flexion Therapeutics, Inc. (a)	4,480	111,642
Global Blood Therapeutics, Inc. (a)	3,342	147,549
Heron Therapeutics, Inc. (a)	5,482	166,105
Ironwood Pharmaceuticals, Inc. (a)	8,752	158,586
Keryx Biopharmaceuticals, Inc. (a)	8,730	38,674
La Jolla Pharmaceutical Co. (a)	2,912	84,506
Madrigal Pharmaceuticals, Inc. (a)	975	110,331
Mirati Therapeutics, Inc. (a)	1,710	52,668
Momenta Pharmaceuticals, Inc. (a)	4,204	87,443
Neurocrine Biosciences, Inc. (a)	2,066	167,511
Portola Pharmaceuticals, Inc. (a)	4,971	179,602
Progenics Pharmaceuticals, Inc. (a)	5,145	33,494
Sarepta Therapeutics, Inc. (a)	2,569	196,169
Sorrento Therapeutics, Inc. (a)	13,090	80,503
Synergy Pharmaceuticals, Inc. (a)	39,767	62,037
TESARO, Inc. (a)	2,805	142,803
TG Therapeutics, Inc. (a)	5,439	78,050
Vanda Pharmaceuticals, Inc. (a)	2,652	36,995
Voyager Therapeutics, Inc. (a)	1,363	24,752

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Pharmaceuticals – 5.6% (Continued)
Xencor, Inc. (a)	827	$23,975
		3,473,732

Retail – 6.2%
Advance Auto Parts, Inc.	314	35,937
AutoZone, Inc. (a)	115	71,820
Best Buy Co., Inc.	1,081	82,729
CarMax, Inc. (a)	768	48,000
Chipotle Mexican Grill, Inc. (a)	104	44,026
Darden Restaurants, Inc.	524	48,659
Dollar General Corp.	1,096	105,797
Dollar Tree, Inc. (a)	1,007	96,561
Foot Locker, Inc.	515	22,186
Gap, Inc.	926	27,076
Genuine Parts Co.	623	55,023
Home Depot, Inc.	4,962	916,978
Kohl’s Corp.	714	44,354
L Brands, Inc.	1,044	36,446
Lowe’s Cos., Inc.	3,526	290,648
Macy’s, Inc.	1,295	40,236
McDonald’s Corp.	3,388	567,287
Nordstrom, Inc.	497	25,128
O’Reilly Automotive, Inc. (a)	355	90,905
Ross Stores, Inc.	1,624	131,301
Starbucks Corp.	5,972	343,808
Tapestry, Inc.	1,210	65,062
Target Corp.	2,310	167,706
Tiffany & Co.	433	44,525
TJX Cos., Inc.	2,687	227,992
Tractor Supply Co.	532	36,176
Ulta Salon Cosmetics & Fragrance, Inc. (a)	246	61,724
Yum! Brands, Inc.	1,413	123,072
		3,851,162

Savings & Loans – 0.0% (b)
People’s United Financial, Inc.	1,299	23,759

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Semiconductors – 1.6%
Advanced Micro Devices, Inc. (a)	92	$1,001
Analog Devices, Inc.	326	28,476
Applied Materials, Inc.	520	25,828
Broadcom, Inc.	958	219,784
Intel Corp.	2,476	127,811
IPG Photonics Corp. (a)	81	17,256
KLA-Tencor Corp.	160	16,278
Lam Research Corp.	306	56,628
Microchip Technology, Inc.	199	16,648
Micron Technology, Inc. (a)	551	25,335
NVIDIA Corp.	1,373	308,788
Qorvo, Inc. (a)	86	5,796
QUALCOMM, Inc.	759	38,717
Skyworks Solutions, Inc.	159	13,795
Texas Instruments, Inc.	1,011	102,546
Xilinx, Inc.	165	10,600
		1,015,287

Software – 6.7%
2U, Inc. (a)	2,279	183,437
Activision Blizzard, Inc.	501	33,241
Adobe Systems, Inc. (a)	1,094	242,430
Akamai Technologies, Inc. (a)	4,380	313,827
ANSYS, Inc. (a)	137	22,147
Autodesk, Inc. (a)	280	35,252
Box, Inc. (a)	7,708	176,205
CA, Inc.	109	3,793
Cadence Design System, Inc. (a)	113	4,527
Citrix Systems, Inc. (a)	3,328	342,484
Cornerstone OnDemand, Inc. (a)	3,450	152,249
Ebix, Inc.	1,673	129,658
Electronic Arts, Inc. (a)	361	42,591
Fidelity National Information Services, Inc.	314	29,821
Fiserv, Inc. (a)	296	20,975
HubSpot, Inc. (a)	1,620	171,558
Intuit, Inc.	455	84,079
j2 Global, Inc.	2,334	185,273

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 99.4% (Continued)

Software – 6.7% (Continued)
Microsoft Corp.	7,400	$692,048
MSCI, Inc.	337	50,493
New Relic, Inc. (a)	2,303	160,957
Oracle Corp.	1,380	63,025
Paychex, Inc.	197	11,932
Red Hat, Inc. (a)	290	47,287
Salesforce.com, Inc. (a)	5,861	709,122
Synopsys, Inc. (a)	128	10,945
Take-Two Interactive Software, Inc. (a)	113	11,267
Veeva Systems, Inc. – Class A (a)	3,414	239,424
		4,170,047

Telecommunications – 1.8%
Arista Networks, Inc. (a)	1,089	288,095
Cisco Systems, Inc.	2,160	95,666
Juniper Networks, Inc.	10,273	252,613
LogMeIn, Inc.	1,879	207,066
Motorola Solutions, Inc.	179	19,660
NETGEAR, Inc. (a)	2,371	131,116
Vonage Holdings Corp. (a)	13,814	154,441
		1,148,657

Textiles – 0.1%
Mohawk Industries, Inc. (a)	268	56,248

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	481	42,371
Mattel, Inc.	1,461	21,623
		63,994
TOTAL COMMON STOCKS (Cost $62,187,090)		62,163,269

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 12.7%

Money Market Funds – 12.7%
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	7,972,749	$7,972,749
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,972,749)		7,972,749

TOTAL INVESTMENTS
(Cost $70,159,839) – 112.1%		70,136,018
Liabilities in Excess of Other Assets – (12.1)%		(7,597,094)
TOTAL NET ASSETS – 100.0%		$62,538,924

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
April 30, 2018

	Shares	Value

COMMON STOCKS – 100.0%

Aerospace/Defense – 2.7%
Lockheed Martin Corp.	210	$67,376

Auto Manufacturers – 2.5%
General Motors Co.	1,754	64,442

Banks – 11.2%
Bank of America Corp.	2,682	80,245
Citigroup, Inc.	942	64,310
JPMorgan Chase & Co.	704	76,581
US Bancorp	1,250	63,063
		284,199

Commercial Services – 6.1%
Booz Allen Hamilton Holding Corp.	1,878	74,425
United Rentals, Inc. (a)	542	81,300
		155,725

Computers – 8.8%
Accenture PLC	490	74,088
DXC Technology Co.	754	77,707
Leidos Holdings, Inc.	1,098	70,525
		222,320

Diversified Financial Services – 3.5%
Charles Schwab Corp.	1,606	89,422

Electric – 9.6%
Dominion Energy, Inc.	814	54,180
Exelon Corp.	1,692	67,139
Southern Co.	1,328	61,247
Xcel Energy, Inc.	1,294	60,611
		243,177

Environmental Control – 2.7%
Waste Management, Inc.	830	67,471

Food – 3.0%
Hormel Foods Corp.	2,084	75,545

Healthcare-Services – 2.7%
DaVita, Inc. (a)	1,094	68,692

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

COMMON STOCKS – 100.0% (Continued)

Insurance – 8.7%
Progressive Corp.	1,378	$83,079
Prudential Financial, Inc.	628	66,769
Travelers Cos., Inc.	528	69,485
		219,333

Internet – 6.8%
Amazon.com, Inc. (a)	64	100,232
CDW Corp.	1,010	72,003
		172,235

Lodging – 3.1%
Hilton Worldwide Holdings, Inc.	996	78,525

Miscellaneous Manufacturing – 4.1%
Eaton Corp. PLC	892	66,927
General Electric Co.	2,610	36,722
		103,649

Pharmaceuticals – 5.4%
Express Scripts Holding Co. (a)	1,020	77,214
Merck & Co., Inc.	1,004	59,106
		136,320

Retail – 6.0%
Home Depot, Inc.	428	79,095
Wal-Mart Stores, Inc.	820	72,537
		151,632

Software – 2.5%
First Data Corp. – Class A (a)	3,482	63,024

Telecommunications – 4.8%
AT&T, Inc.	1,710	55,917
Verizon Communications, Inc.	1,336	65,932
		121,849

Transportation – 5.8%
Union Pacific Corp.	608	81,247
Werner Enterprises, Inc.	1,936	66,405
		147,652
TOTAL COMMON STOCKS (Cost $2,488,495)		2,532,588

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
April 30, 2018 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.0% (b)

Money Market Funds – 0.0% (b)
STIT-Government & Agency Portfolio,
Institutional Class, 1.600% (c)	505	$505
TOTAL SHORT-TERM INVESTMENTS
(Cost $505)		505

TOTAL INVESTMENTS
(Cost $2,489,000) – 100.0%		2,533,093
Other Assets in Excess of Liabilities – 0.0% (b)		342
TOTAL NET ASSETS – 100.0%		$2,533,435

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of April 30, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2018

	Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer
	US Large Cap	US Mid Cap	Trendpilot®
	ETF	ETF	100 ETF
ASSETS
Investments in Securities, at Value*+	$996,595,581	$616,468,898	$240,286,060
Cash	5,725	19,650	—
Interest and Dividends Receivable	776,258	236,326	15,022
Receivable for Investment
Securities Sold	—	—	—
Receivable for Fund Shares Sold	5,682,420	—	1,558,125
Securities Lending Income Receivable	10,851	28,887	7,184
Total Assets	1,003,070,835	616,753,761	241,866,391

LIABILITIES
Management Fees Payable	443,937	243,584	109,234
Payable for Fund Shares Redeemed	—	—	—
Payable for Investment
Securities Purchased	5,670,381	—	1,557,582
Collateral Received for
Securities Loaned (See Note 5)	74,981,610	118,919,916	28,293,207
Total Liabilities	81,095,928	119,163,500	29,960,023
NET ASSETS	$921,974,907	$497,590,261	$211,906,368

NET ASSETS CONSIST OF:
Paid-in Capital	$856,163,052	$474,122,874	$193,577,485
Undistributed Accumulated
Net Investment Income	3,159,758	1,152,697	99,202
Accumulated Net
Realized Gain (Loss)	(38,525,723)	(3,662,034)	(11,981,113)
Net Unrealized Appreciation on:
Investments in Securities	101,177,820	25,976,724	30,210,794
Net Assets	$921,974,907	$497,590,261	$211,906,368
* Identified Cost:
Investments in Securities	$895,417,761	$590,492,174	$210,075,266
+ Includes loaned
securities with a value of	72,719,957	115,212,192	27,593,246
Net Asset Value (unlimited
shares authorized):
Net Assets	$921,974,907	$497,590,261	$211,906,368
Shares Outstanding (No Par Value)	32,450,000	16,200,000	6,800,000
Net Asset Value, Offering and
Redemption Price per Share	$28.41	$30.72	$31.16

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2018

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
ASSETS
Investments in Securities, at Value*+	$158,319,403	$212,138,804	$32,655,358
Cash	3,634	51	—
Foreign Currency at Value*	—	3	—
Interest and Dividends Receivable	461,714	618,157	25,441
Receivable for Investment
Securities Sold	—	—	—
Receivable for Fund Shares Sold	—	—	—
Securities Lending Income Receivable	—	17,536	880
Total Assets	158,784,751	212,774,551	32,681,679

LIABILITIES
Payable for Investment
Securities Purchased	—	397,450	—
Management Fees Payable	81,956	84,092	11,126
Collateral Received for
Securities Loaned (See Note 5)	—	38,582,883	3,689,269
Total Liabilities	81,956	39,064,425	3,700,395
NET ASSETS	$158,702,795	$173,710,126	$28,981,284

NET ASSETS CONSIST OF:
Paid-in Capital	$165,188,751	$174,827,845	$29,180,654
Undistributed Accumulated Net
Investment Income	827,950	672,131	38,618
Accumulated Net
Realized Gain (Loss)	(4,852,254)	(2,559,544)	(711,752)
Net Unrealized
Appreciation (Depreciation) on:
Investments in Securities	(2,462,472)	772,135	473,764
Foreign Currencies	820	(2,441)	—
Net Assets	$158,702,795	$173,710,126	$28,981,284
* Identified Cost:
Investments in Securities	$160,781,909	$211,366,669	$32,181,594
Foreign Currencies	—	2	—
+ Includes loaned
securities with a value of	—	37,676,316	3,559,563
Net Asset Value (unlimited
shares authorized):
Net Assets	$158,702,795	$173,710,126	$28,981,284
Shares Outstanding (No Par Value)	5,350,000	5,650,000	1,000,000
Net Asset Value, Offering and
Redemption Price per Share	$29.66	$30.75	$28.98

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2018

		Pacer
	Pacer	Developed
	US Small	Markets
	Cap Cash	International	Pacer
	Cows	Cash Cows	WealthShield
	100 ETF	100 ETF	ETF
ASSETS
Investments in Securities, at Value*+	$5,863,591	$21,458,866	$70,136,018
Cash	—	2,364	108
Interest and Dividends Receivable	472	49,099	19,346
Securities Lending Income Receivable	803	1,015	—
Receivable for Investment
Securities Sold	—	—	53,349,069
Receivable for Fund Shares Sold	—	1,595	1,251,265
Total Assets	5,864,866	21,512,939	124,755,806

LIABILITIES
Payable for Investment
Securities Purchased	—	148,035	62,187,090
Management Fees Payable	2,068	8,999	29,792
Collateral Received for
Securities Loaned (See Note 5)	629,653	1,121,259	—
Total Liabilities	631,721	1,278,293	62,216,882
NET ASSETS	$5,233,145	$20,234,646	$62,538,924

NET ASSETS CONSIST OF:
Paid-in Capital	$5,345,963	$19,873,832	$65,087,083
Undistributed Accumulated Net
Investment Income	2,037	60,172	60,273
Accumulated Net Realized
Gain (Loss)	(197,093)	(59,882)	(2,584,611)
Net Unrealized
Appreciation (Depreciation) on:
Investments in Securities	82,238	363,205	(23,821)
Foreign Currencies	—	(2,681)	—
Net Assets	$5,233,145	$20,234,646	$62,538,924
* Identified Cost:
Investments in Securities	$5,781,353	$21,095,661	$70,159,839
+ Includes loaned
securities with a value of	615,887	1,112,043	—
Net Asset Value (unlimited
shares authorized):
Net Assets	$5,233,145	$20,234,646	$62,538,924
Shares Outstanding (No Par Value)	200,000	700,000	2,500,000
Net Asset Value, Offering and
Redemption Price per Share	$26.17	$28.91	$25.02

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENT OF ASSETS & LIABILITIES
April 30, 2018

Pacer
Military Times
Best Employers
ETF
ASSETS
Investments in Securities, at Value*	$2,533,093
Interest and Dividends Receivable	1,178
Total Assets	2,534,271

LIABILITIES
Management Fees Payable	836
Total Liabilities	836
NET ASSETS	$2,533,435

NET ASSETS CONSIST OF:
Paid-in Capital	$2,489,000
Undistributed Accumulated Net Investment Income	342
Net Unrealized Appreciation on:
Investments in Securities	44,093
Foreign Currencies	—
Net Assets	$2,533,435
* Identified Cost:
Investments in Securities	$2,489,000
Net Asset Value (unlimited shares authorized):
Net Assets	$2,533,435
Shares Outstanding (No Par Value)	100,000
Net Asset Value, Offering and Redemption Price per Share	$25.33

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2018

	Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer
	US Large Cap	US Mid Cap	Trendpilot®
	ETF	ETF	100 ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign
withholding tax of $765, $3,304,
and $522, respectively)	$12,443,352	$5,653,529	$1,314,078
Interest	8,691	6,565	1,283
Securities Lending Income	34,365	101,703	21,316
Total Investment Income	12,486,408	5,761,797	1,336,677
Expenses:
Management Fees	3,907,780	2,296,859	843,234
Total Expenses	3,907,780	2,296,859	843,234
Net Investment Income	8,578,628	3,464,938	493,443

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	1,324,527	3,679,029	(157,554)
In-Kind Redemptions	7,758,960	29,352,518	1,101
Total	9,083,487	33,031,547	(156,453)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities	45,094,752	(2,103,852)	17,873,120
Total	45,094,752	(2,103,852)	17,873,120
Net Realized and Unrealized
Gain on Investments	54,178,239	30,927,695	17,716,667
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$62,756,867	$34,392,633	$18,210,110

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2018

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign
withholding tax of $228,226,
$267,055 and $0, respectively)	$1,489,700	$4,722,949	$425,034
Interest	359,844	2,660	296
Securities Lending Income	6,867	63,967	3,384
Total Investment Income	1,856,411	4,789,576	428,714
Expenses:
Management Fees	514,863	701,665	79,218
Total Expenses	514,863	701,665	79,218
Net Investment Income	1,341,548	4,087,911	349,496

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(3,466,426)	(2,161,275)	(781,066)
In-Kind Redemptions	8,363,145	8,885,739	1,824,014
Foreign Currencies	(60,321)	(15,207)	—
Total	4,836,398	6,709,257	1,042,948
Net Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities	(6,254,481)	(1,910,656)	328,507
Foreign Currencies	758	(2,648)	—
Total	(6,253,723)	(1,913,304)	328,507
Net Realized and Unrealized
Gain (Loss) on Investments	(1,417,325)	4,795,953	1,371,455
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$(75,777)	$8,883,864	$1,720,951

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2018

		Pacer
	Pacer	Developed
	US Small	Markets
	Cap Cash	International	Pacer
	Cows	Cash Cows	WealthShield
	100 ETF(a)	100 ETF(a)	ETF(b)
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign
withholding tax of $0, $13,936
and $0, respectively)	$51,441	$163,809	$89,837
Interest	36	164	182,167
Securities Lending Income	1,793	2,772	—
Total Investment Income	53,270	166,745	272,004
Expenses:
Management Fees	17,119	35,258	99,411
Total Expenses	17,119	35,258	99,411
Net Investment Income	36,151	131,487	172,593

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(219,857)	(68,745)	(2,804,774)
In-Kind Redemptions	395,677	123,319	1,584,842
Foreign Currencies	—	(1,093)	—
Total	175,820	53,481	(1,219,932)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investment Securities	82,238	363,205	(23,821)
Foreign Currencies	—	(2,681)	—
Total	82,238	360,524	(23,821)
Net Realized and Unrealized
Gain (Loss) on Investments	258,058	414,005	(1,243,753)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$294,209	$545,492	$(1,071,160)

(a)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to April 30, 2018.
(b)	Fund commenced operations on December 11, 2017. The information presented is from December 11, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2018

Pacer
Military Times
Best Employers
ETF(a)
INVESTMENT INCOME
Income:
Dividends	$1,178
Total Investment Income	1,178
Expenses:
Management Fees	836
Total Expenses	836
Net Investment Income	342

UNREALIZED GAIN ON INVESTMENTS
Net Change in Unrealized Appreciation of:
Investment Securities	44,093
Total	44,093
Net Unrealized Gain on Investments	44,093
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$44,435

(a)	Fund commenced operations on April 9, 2018. The information presented is from April 9, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS
Net Investment Income	$8,578,628	$5,745,979
Net Realized Gain on Investments	9,083,487	6,673,431
Change in Unrealized
Appreciation of Investments	45,094,752	53,023,376
Net Increase in Net Assets
Resulting from Operations	62,756,867	65,442,786

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(7,017,355)	(4,351,256)
Total Distributions to Shareholders	(7,017,355)	(4,351,256)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	433,608,925	78,013,750
Payments for Shares Redeemed	(23,553,530)	(48,373,550)
Transaction Fees (Note 1)	—	13
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	410,055,395	29,640,213
Net Increase in Net Assets	$465,794,907	$90,731,743

NET ASSETS
Beginning of Period	$456,180,000	$365,448,257
End of Period	$921,974,907	$456,180,000
Undistributed Accumulated
Net Investment Income	$3,159,758	$1,598,599

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	15,400,000	3,250,000
Redemptions	(850,000)	(2,050,000)
Net Increase	14,550,000	1,200,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS
Net Investment Income	$3,464,938	$2,023,489
Net Realized Gain on Investments	33,031,547	6,213,725
Change in Unrealized
Appreciation (Depreciation) of Investments	(2,103,852)	24,359,494
Net Increase in Net Assets
Resulting from Operations	34,392,633	32,596,708

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(2,882,696)	(1,391,416)
Total Distributions to Shareholders	(2,882,696)	(1,391,416)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	278,026,940	134,728,500
Payments for Shares Redeemed	(93,376,700)	(34,312,200)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	184,650,240	100,416,300
Net Increase in Net Assets	$216,160,177	$131,621,592

NET ASSETS
Beginning of Period	$281,430,084	$149,808,492
End of Period	$497,590,261	$281,430,084
Undistributed Accumulated
Net Investment Income	$1,152,697	$570,219

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	9,250,000	5,050,000
Redemptions	(3,100,000)	(1,300,000)
Net Increase	6,150,000	3,750,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS
Net Investment Income	$493,443	$289,569
Net Realized Loss on Investments	(156,453)	(1,261,535)
Change in Unrealized
Appreciation of Investments	17,873,120	13,440,533
Net Increase in Net Assets
Resulting from Operations	18,210,110	12,468,567

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(466,293)	(172,111)
Total Distributions to Shareholders	(466,293)	(172,111)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	120,466,075	25,020,200
Payments for Shares Redeemed	—	(33,309,025)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions (a)	120,466,075	(8,288,825)
Net Increase in Net Assets	$138,209,892	$4,007,631

NET ASSETS
Beginning of Period	$73,696,476	$69,688,845
End of Period	$211,906,368	$73,696,476
Undistributed Accumulated
Net Investment Income	$99,202	$72,052

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	4,000,000	1,100,000
Redemptions	—	(1,550,000)
Net Increase (Decrease)	4,000,000	(450,000)

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS
Net Investment Income	$1,341,548	$183,400
Net Realized Gain (Loss) on Investments	4,836,398	(1,657,904)
Change in Unrealized
Appreciation (Depreciation) of Investments	(6,253,723)	3,789,571
Net Increase (Decrease) in Net Assets
Resulting from Operations	(75,777)	2,315,067

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(538,237)	—
Total Distributions to Shareholders	(538,237)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	174,437,090	10,855,340
Payments for Shares Redeemed	(46,201,745)	(4,559,345)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	128,235,345	6,295,995
Net Increase in Net Assets	$127,621,331	$8,611,062

NET ASSETS
Beginning of Period	$31,081,464	$22,470,402
End of Period	$158,702,795	$31,081,464
Undistributed Accumulated
Net Investment Gain (Loss)	$827,950	$(9,004)

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	5,750,000	450,000
Redemptions	(1,550,000)	(200,000)
Net Increase	4,200,000	250,000

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
OPERATIONS
Net Investment Income	$4,087,911	$1,021,488
Net Realized Gain on Investments	6,709,257	119,136
Change in Unrealized
Appreciation (Depreciation) of Investments	(1,913,304)	2,465,195
Net Increase in Net Assets
Resulting from Operations	8,883,864	3,605,819

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(3,669,616)	(862,811)
Total Distributions to Shareholders	(3,669,616)	(862,811)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	157,190,990	73,947,045
Payments for Shares Redeemed	(58,760,010)	(12,074,900)
Transaction Fees (Note 1)	5,956	12,013
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	98,436,936	61,884,158
Net Increase in Net Assets	$103,651,184	$64,627,166

NET ASSETS
Beginning of Period	$70,058,942	$5,431,776
End of Period	$173,710,126	$70,058,942
Undistributed Accumulated
Net Investment Income	$672,131	$183,656

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	5,150,000	2,700,000
Redemptions	(1,950,000)	(450,000)
Net Increase	3,200,000	2,250,000

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	April 30, 2018	April 30, 2017(b)
OPERATIONS
Net Investment Income	$349,496	$30,292
Net Realized Gain on Investments	1,042,948	22,881
Change in Unrealized
Appreciation of Investments	328,507	145,257
Net Increase in Net Assets
Resulting from Operations	1,720,951	198,430

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(319,520)	(21,662)
Total Distributions to Shareholders	(319,520)	(21,662)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	29,991,055	12,878,695
Payments for Shares Redeemed	(14,169,800)	(1,296,865)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	15,821,255	11,581,830
Net Increase in Net Assets	$17,222,686	$11,758,598

NET ASSETS
Beginning of Period	$11,758,598	$—
End of Period	$28,981,284	$11,758,598
Undistributed Accumulated
Net Investment Income	$38,618	$8,642

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,050,000	500,000
Redemptions	(500,000)	(50,000)
Net Increase	550,000	450,000

(b)	Fund commenced operations on December 16, 2016. The information presented is from December 16, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2018(b)
OPERATIONS
Net Investment Income	$36,151
Net Realized Gain on Investments	175,820
Change in Unrealized Appreciation of Investments	82,238
Net Increase in Net Assets Resulting from Operations	294,209

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(34,114)
Total Distributions to Shareholders	(34,114)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	8,898,460
Payments for Shares Redeemed	(3,925,410)
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	4,973,050
Net Increase in Net Assets	$5,233,145

NET ASSETS
Beginning of Period	$—
End of Period	$5,233,145
Undistributed Accumulated Net Investment Income	$2,037

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	350,000
Redemptions	(150,000)
Net Increase	200,000

(b)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2018(b)
OPERATIONS
Net Investment Income	$131,487
Net Realized Gain on Investments	53,481
Change in Unrealized Appreciation of Investments	360,524
Net Increase in Net Assets Resulting from Operations	545,492

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(70,528)
Total Distributions to Shareholders	(70,528)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	21,155,825
Payments for Shares Redeemed	(1,402,765)
Transaction Fees (Note 1)	6,622
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	19,759,682
Net Increase in Net Assets	$20,234,646

NET ASSETS
Beginning of Period	$—
End of Period	$20,234,646
Undistributed Accumulated Net Investment Income	$60,172

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	750,000
Redemptions	(50,000)
Net Increase	700,000

(b)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2018(b)
OPERATIONS
Net Investment Income	$172,593
Net Realized Loss on Investments	(1,219,932)
Change in Unrealized Depreciation of Investments	(23,821)
Net Decrease in Net Assets Resulting from Operations	(1,071,160)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(112,441)
Total Distributions to Shareholders	(112,441)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	83,838,565
Payments for Shares Redeemed	(20,116,040)
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	63,722,525
Net Increase in Net Assets	$62,538,924

NET ASSETS
Beginning of Period	$—
End of Period	$62,538,924
Undistributed Accumulated Net Investment Income	$60,273

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	3,300,000
Redemptions	(800,000)
Net Increase	2,500,000

(b)	Fund commenced operations on December 11, 2017. The information presented is from December 11, 2017 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
April 30, 2018(b)
OPERATIONS
Net Investment Income	$342
Change in Unrealized Appreciation of Investments	44,093
Net Increase in Net Assets Resulting from Operations	44,435

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,489,000
Net Increase in Net Assets Derived from
Capital Share Transactions (a)	2,489,000
Net Increase in Net Assets	$2,533,435

NET ASSETS
Beginning of Period	$—
End of Period	$2,533,435
Undistributed Accumulated Net Investment Income	$342

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	100,000
Net Increase	100,000

(b)	Fund commenced operations on April 9, 2018. The information presented is from April 9, 2018 to April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	April 30, 2018	April 30, 2017	April 30, 2016(a)
Net Asset Value, Beginning of Period	$25.48	$21.88	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(b)	0.37	0.34	0.13
Net Realized and Unrealized
Gain (Loss) on Investments	2.84	3.52	(3.15)
Total from Investment Operations	3.21	3.86	(3.02)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.28)	(0.26)	(0.10)
Total Distributions	(0.28)	(0.26)	(0.10)
Net Asset Value, End of Period	$28.41	$25.48	$21.88
Total Return	12.56%	17.72%	-12.10	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$921,975	$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60	%(d)
Net Investment Income
to Average Net Assets	1.32%	1.44%	0.62	%(d)
Portfolio Turnover Rate(e)	12%	7%	317	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	April 30, 2018	April 30, 2017	April 30, 2016(a)
Net Asset Value, Beginning of Period	$28.00	$23.78	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.27	0.27	(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	2.66	4.13	(1.16)
Total from Investment Operations	2.93	4.40	(1.20)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.21)	(0.18)	—
Distributions from Return of Capital	—	—	(0.02)
Total Distributions	(0.21)	(0.18)	(0.02)
Net Asset Value, End of Period	$30.72	$28.00	$23.78
Total Return	10.42%	18.54%	-4.82	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$497,590	$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60	%(d)
Net Investment Income
to Average Net Assets	0.91%	1.02%	-0.17	%(d)
Portfolio Turnover Rate(e)	66%	27%	379	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	April 30, 2018	April 30, 2017	April 30, 2016(a)
Net Asset Value, Beginning of Period	$26.32	$21.44	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(b)	0.11	0.11	0.04
Net Realized and Unrealized
Gain (Loss) on Investments	4.83	4.84	(3.55)
Total from Investment Operations	4.94	4.95	(3.51)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.10)	(0.07)	(0.05)
Total Distributions	(0.10)	(0.07)	(0.05)
Net Asset Value, End of Period	$31.16	$26.32	$21.44
Total Return	18.78%	23.11%	-14.04	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$211,906	$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65	%(d)
Net Investment Income
to Average Net Assets	0.38%	0.46%	0.18	%(d)
Portfolio Turnover Rate(e)	3%	125%	295	%(c)

(a)	Commencement of operations on June 11, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	April 30, 2018	April 30, 2017		April 30, 2016(a)
Net Asset Value, Beginning of Period	$27.03	$24.97		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Gain (Loss)(b)	0.51	0.18		(0.04)
Net Realized and Unrealized
Gain on Investments	2.31	1.88	(c)	0.01
Total from Investment Operations	2.82	2.06		(0.03)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.19)	—		—
Total Distributions	(0.19)	—		—
Net Asset Value, End of Period	$29.66	$27.03		$24.97
Total Return	10.43%	8.25	%(e)	-0.13	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$158,703	$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%		0.65	%(f)
Net Investment Income (Loss)
to Average Net Assets	1.69%	0.77%		-0.39	%(f)
Portfolio Turnover Rate(g)	228%	143%		0	%(d)

(a)	Commencement of operations on December 14, 2015.
(b)	Calculated based on average shares outstanding during the period.
(c)	Includes $0.41 gain derived from contribution from a settlement. See Note 5.
(d)	Not annualized.
(e)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 8.
(f)	Annualized.
(g)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	April 30, 2018	April 30, 2017	April 30, 2016(a)
Net Asset Value, Beginning of Period	$28.60	$27.16	$25.00

INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income(b)	1.07	0.88	0.23
Net Realized and Unrealized
Gain on Investments	2.01	1.26	1.93
Total from Investment Operations	3.08	2.14	2.16

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.93)	(0.70)	—
Total Distributions	(0.93)	(0.70)	—
Net Asset Value, End of Period	$30.75	$28.60	$27.16
Total Return	10.86%	8.03%	8.64	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$173,710	$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60	%(d)
Net Investment Income
to Average Net Assets	3.50%	3.19%	4.63	%(d)
Portfolio Turnover Rate(e)	76%	44%	0	%(c)

(a)	Commencement of operations on February 22, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the	For the
	Year Ended	Period Ended
	April 30, 2018	April 30, 2017(a)
Net Asset Value, Beginning of Period	$26.13	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.61	0.13
Net Realized and Unrealized Gain on Investments	2.84	1.09
Total from Investment Operations	3.45	1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.60)	(0.09)
Total Distributions	(0.60)	(0.09)
Net Asset Value, End of Period	$28.98	$26.13
Total Return	13.35%	4.87	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$28,981	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49%	0.49	%(d)
Net Investment Income to Average Net Assets	2.16%	1.37	%(d)
Portfolio Turnover Rate(e)	101%	36	%(c)

(a)	Commencement of operations on December 16, 2016.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	April 30, 2018(a)
Net Asset Value, Beginning of Period	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.28
Net Realized and Unrealized Gain on Investments	1.38
Total from Investment Operations	1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.27)
Total Distributions	(0.27)
Net Asset Value, End of Period	$26.17
Total Return	6.69	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(d)
Net Investment Income to Average Net Assets	1.25	%(d)
Portfolio Turnover Rate(e)	97	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	April 30, 2018(a)
Net Asset Value, Beginning of Period	$25.09

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.60
Net Realized and Unrealized Gain on Investments	3.53
Total from Investment Operations	4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.31)
Total Distributions	(0.31)
Net Asset Value, End of Period	$28.91
Total Return	16.48	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(d)
Net Investment Income to Average Net Assets	2.42	%(d)
Portfolio Turnover Rate(e)	25	%(c)

(a)	Commencement of operations on June 16, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	April 30, 2018(a)
Net Asset Value, Beginning of Period	$25.02

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.10
Net Realized and Unrealized Loss on Investments	(0.05)
Total from Investment Operations	0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$25.02
Total Return	0.23	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(d)
Net Investment Income to Average Net Assets	1.04	%(d)
Portfolio Turnover Rate(e)	131	%(c)

(a)	Commencement of operations on December 11, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	April 30, 2018(a)
Net Asset Value, Beginning of Period	$24.89

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	—	(c)
Net Unrealized Gain on Investments	0.44
Total from Investment Operations	0.44
Net Asset Value, End of Period	$25.33
Total Return	1.79	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,533

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)
Net Investment Income to Average Net Assets	0.25	%(e)
Portfolio Turnover Rate(f)	0	%(d)

(a)	Commencement of operations on April 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than 0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018

NOTE 1 – ORGANIZATION

Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, and Pacer Military Times Best Employers ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index, the Pacer Trendpilot® US Mid-Cap Index, the Pacer NASDAQ-100 Trendpilot® Index, the Pacer Trendpilot® European Index, the Pacer Global Cash Cows High Dividends 100 Index, the Pacer US Cash Cows 100 Index, the Pacer US Small Cap Cash Cows Index, the Pacer Developed Markets International Cash Cows 100 Index, the Pacer WealthShield Index, and the Military Times Best for VETSSM Index. Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, and Pacer Trendpilot® 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot® European Index ETF commenced operations on December 14, 2015. Pacer Global Cash Cows Dividend ETF commenced operations on February 22, 2016. Pacer US Cash Cows 100 ETF commenced operations on December 16, 2016. Pacer US Small Cap Cash Cows 100 ETF and Pacer Developed Markets International Cash Cows 100 ETF commenced operations on June 16, 2017. Pacer WealthShield ETF commenced operations on December 11, 2017. Pacer Military Times Best Employers ETF commenced operations on April 9, 2018. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”) with the exception of Pacer Military Times Best Employers ETF, which is listed and traded on the Nasdaq, Inc. (“Nasdaq”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Pacer Trendpilot® US Large Cap ETF charges $500, Pacer Trendpilot® US Mid Cap ETF charges $500, Pacer Trendpilot® 100 ETF charges $250, Pacer Trendpilot® European Index ETF charges $2,000, Pacer Global Cash Cows Dividend ETF charges $1,500, Pacer US Cash Cows 100 ETF charges $250, Pacer US Small Cap Cash Cows 100 ETF charges $250, Pacer Developed Markets International Cash Cows 100 ETF charges $1,500, Pacer WealthShield ETF charges $250, and Pacer Military Times Best Employers ETF charges $250 for the standard fixed creation fee. For the Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, and the Pacer Trendpilot® European Index ETF, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with the procedures adopted by the Board of Trustees (the “Board”). The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018:

Pacer Trendpilot® US Large Cap ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$895,945,713	$—	$—	$—	$895,945,713
Real Estate
Investment Trusts	24,408,076	—	—	—	24,408,076
Short-Term Investments	1,260,182	—	—	—	1,260,182
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	74,981,610	74,981,610
Total Investments
in Securities	$921,613,971	$—	$—	$74,981,610	$996,595,581

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot® US Mid Cap ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$451,296,098	$—	$—	$—	$451,296,098
Exchange Traded Funds	3,234,845	—	—	—	3,234,845
Real Estate
Investment Trusts	42,591,277	—	—	—	42,591,277
Short-Term Investments	426,762	—	—	—	426,762
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	118,919,916	118,919,916
Total Investments
in Securities	$497,548,982	$—	$—	$118,919,916	$616,468,898

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Pacer Trendpilot® 100 ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$211,838,887	$—	$—	$—	$211,838,887
Short-Term Investments	153,966	—	—	—	153,966
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	28,293,207	28,293,207
Total Investments
in Securities	$211,992,853	$—	$—	$28,293,207	$240,286,060

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot® European Index ETF

Description^		Level 1	Level 2	Level 3	Total
Common Stocks		$154,366,750	$—	$—	$154,366,750
Preferred Stocks		1,761,703	—	—	1,761,703
Real Estate
Investment Trusts		1,703,362	—	—	1,703,362
Short-Term Investments		487,588	—	—	487,588
Total Investments
in Securities		$158,319,403	$—	$—	$158,319,403

^ See Schedule of Investments for sector breakouts.

Pacer Global Cash Cows Dividend ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$165,413,190	$—	$—	$—	$165,413,190
Real Estate Investment Trusts	7,594,604	—	—	—	7,594,604
Short-Term Investments	548,127	—	—	—	548,127
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	38,582,883	38,582,883
Total	$173,555,921	$—	$—	$38,582,883	$212,138,804

^ See Schedule of Investments for country breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Pacer US Cash Cows 100 ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$27,343,694	$—	$—	$—	$27,343,694
Real Estate
Investment Trusts	1,582,664	—	—	—	1,582,664
Short-Term Investments	39,731	—	—	—	39,731
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	3,689,269	3,689,269
Total Investments
in Securities	$28,966,089	$—	$—	$3,689,269	$32,655,358

^ See Schedule of Investments for sector breakouts.

Pacer US Small Cap Cash Cows 100 ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$5,132,645	$—	$—	$—	$5,132,645
Real Estate
Investment Trusts	95,614	—	—	—	95,614
Short-Term Investments	5,679	—	—	—	5,679
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	629,653	629,653
Total	$5,233,938	$—	$—	$629,653	$5,863,591

^ See Schedule of Investments for sector breakouts.

Pacer Developed Markets International Cash Cows 100 ETF
				Investments
				Measured
				at Net
Description^	Level 1	Level 2	Level 3	Asset Value	Total
Common Stocks	$20,150,586	$—	$—	$—	$20,150,586
Short-Term Investments	187,021	—	—	—	187,021
Investments Purchased
with Proceeds from
Securities Lending	—	—	—	1,121,259	1,121,259
Total Investments
in Securities	$20,337,607	$—	$—	$1,121,259	$21,458,866

^ See Schedule of Investments for country breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Pacer WealthShield ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$62,163,269	$—	$—	$62,163,269
Short-Term Investments	7,972,749	—	—	7,972,749
Total Investments
in Securities	$70,136,018	$—	$—	$70,136,018

^ See Schedule of Investments for sector breakouts.

Pacer Military Times Best Employers ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,532,588	$—	$—	$2,532,588
Short-Term Investments	505	—	—	505
Total Investments
in Securities	$2,533,093	$—	$—	$2,533,093

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period/year ended April 30, 2018, the Funds recognized no transfers to or from Levels 1, 2, or 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2018, the Funds did not have any tax

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, and Pacer Military Times Best Employers ETF are declared and paid on a quarterly basis. The Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® Mid Cap ETF, Pacer Trendpilot® 100 ETF, and the Pacer Trendpilot® European Index ETF are declared and paid on an annual basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe and/or Nasdaq is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2018, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Pacer Trendpilot®
US Large Cap ETF	$(114)	$(7,746,478)	$7,746,592
Pacer Trendpilot®
US Mid Cap ETF	236	(29,116,965)	29,116,729
Pacer Trendpilot® 100 ETF	—	(1,101)	1,101
Pacer Trendpilot®
European Index ETF	33,643	(8,266,147)	8,232,504
Pacer Global Cash
Cows Dividend ETF	70,180	(8,538,769)	8,468,589
Pacer US Cash Cows 100 ETF	—	(1,666,560)	1,666,560
Pacer US Small Cap
Cash Cows 100 ETF	—	(372,913)	372,913
Pacer Developed Markets
International Cash
Cows 100 ETF	(787)	(113,363)	114,150
Pacer WealthShield ETF	121	(1,364,679)	1,364,558
Pacer Military Times
Best Employers ETF	—	—	—

During the fiscal period/year ended April 30, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

Pacer Trendpilot® US Large Cap ETF	$7,758,960
Pacer Trendpilot® US Mid Cap ETF	$29,352,518
Pacer Trendpilot® 100 ETF	$1,101
Pacer Trendpilot® European Index ETF	$8,363,145
Pacer Global Cash Cows Dividend ETF	$8,885,739
Pacer US Cash Cows 100 ETF	$1,824,014
Pacer US Small Cap Cash Cows 100 ETF	$395,677
Pacer Developed Markets International Cash Cows 100 ETF	$123,319
Pacer WealthShield ETF	$1,584,842
Pacer Military Times Best Employers ETF	$—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot® US Large Cap ETF pays the Adviser 0.60%, Pacer Trendpilot® US Mid Cap ETF pays the Adviser 0.60%, Pacer Trendpilot® 100 ETF pays the Adviser 0.65%, Pacer Trendpilot® European ETF pays the Adviser 0.65%, Pacer Global Cash Cows Dividend ETF pays the Adviser 0.60%, Pacer US Cash Cows 100 ETF pays the Adviser 0.49%, Pacer US Small Cap Cash Cows 100 ETF pays the Adviser 0.59%, Pacer Developed Markets International Cash Cows 100 ETF pays the Adviser 0.65%, Pacer WealthShield ETF pays the Adviser 0.60%, and Pacer Military Times Best Employers ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period/year ended April 30, 2018.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 5 – SECURITIES LENDING

Pacer ETF’s may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2018, the Funds had loaned securities and received cash collateral for the loans.  The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities.  In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period/year ended April 30, 2018, the Funds (excluding Pacer WealthShield ETF and Pacer Military Times Best Employers ETF) had loaned securities that were collateralized by cash.  The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments.  Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.  Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2018.

Securities Lending Transactions

Investments Purchased with
Proceeds from Securities
Overnight and Continuous	Lending Collateral*
Pacer Trendpilot® US Large Cap ETF	$74,981,610
Pacer Trendpilot® US Mid Cap ETF	118,919,916
Pacer Trendpilot® 100 ETF	28,293,207
Pacer Trendpilot® European Index ETF	—
Pacer Global Cash Cows Dividend ETF	38,582,883
Pacer US Cash Cows 100 ETF	3,689,269
Pacer US Small Cap Cash Cows 100 ETF	629,653
Pacer Developed Markets International Cash Cows 100 ETF	1,121,259

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2018:

Liabilities

		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	Net Offset in the
		in the	in the	Statements of
	Gross	Statement	Statements	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Pacer Trendpilot®
US Large Cap ETF
Securities Lending	$74,981,610	$—	$74,981,610	$74,981,610	$—	$—
Pacer Trendpilot®
US Mid Cap ETF
Securities Lending	118,919,916	—	118,919,916	118,919,916	—	—
Pacer Trendpilot®
100 ETF
Securities Lending	28,293,207	—	28,293,207	28,293,207	—	—
Pacer Trendpilot®
European Index ETF
Securities Lending	—	—	—	—	—	—
Pacer Global Cash
Cows Dividend ETF
Securities Lending	38,582,883	—	38,582,883	38,582,883	—	—
Pacer US Cash
Cows 100 ETF
Securities Lending	3,689,269	—	3,689,269	3,689,269	—	—
Pacer Small Cap
Cash Cows 100 ETF
Securities Lending	629,653	—	629,653	629,653	—	—
Pacer Developed Markets
International Cash
Cows 100 ETF
Securities Lending	1,121,259	—	1,121,259	1,121,259	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 8 – INVESTMENT TRANSACTIONS

For the fiscal period/year ended April 30, 2018, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot® US Large Cap ETF	$86,375,262	$81,527,674
Pacer Trendpilot® US Mid Cap ETF	268,754,575	253,282,054
Pacer Trendpilot® 100 ETF	3,998,187	3,873,313
Pacer Trendpilot® European Index ETF	187,864,907	148,053,853
Pacer Global Cash Cows Dividend ETF	111,978,229	88,698,913
Pacer US Cash Cows 100 ETF	16,790,562	16,767,199
Pacer US Small Cap Cash Cows 100 ETF	3,368,209	4,059,774
Pacer Developed Markets
International Cash Cows 100 ETF	5,200,361	1,707,490
Pacer WealthShield ETF	71,731,157	61,235,942
Pacer Military Times Best Employers ETF	—	—

For the fiscal period/year ended April 30, 2018, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot® US Large Cap ETF	$432,600,595	$23,595,997
Pacer Trendpilot® US Mid Cap ETF	277,395,886	92,869,165
Pacer Trendpilot® 100 ETF	120,362,970	—
Pacer Trendpilot® European Index ETF	134,248,426	45,877,719
Pacer Global Cash Cows Dividend ETF	132,144,188	56,988,835
Pacer US Cash Cows 100 ETF	29,833,369	14,021,868
Pacer US Small Cap Cash Cows 100 ETF	8,884,870	3,207,101
Pacer Developed Markets
International Cash Cows 100 ETF	17,631,849	1,391,318
Pacer WealthShield ETF	72,757,824	19,820,757
Pacer Military Times Best Employers ETF	2,488,495	—

For the fiscal period/year ended April 30, 2018, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

During the fiscal year ended April 30, 2017, Pacer Trendpilot® European Index ETF accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 9 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2018 were as follows:

	Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer
	US Large	US Mid	Trendpilot®
	Cap ETF	Cap ETF	100 ETF
Tax cost of investments	$896,631,194	$591,463,327	$212,336,266
Gross tax unrealized appreciation	138,735,190	50,883,288	36,734,948
Gross tax unrealized depreciation	(38,770,803)	(25,877,717)	(8,785,154)
Net tax unrealized
appreciation (depreciation)	99,964,387	25,005,571	27,949,794
Undistributed ordinary income	3,141,639	1,152,697	99,202
Undistributed long-term gain	—	—	—
Total distributable earnings	3,141,639	1,152,697	99,202
Other accumulated (loss)	(37,294,171)	(2,690,881)	(9,720,113)
Total accumulated gain (loss)	$65,811,855	$23,467,387	$18,328,883

	Pacer	Pacer	Pacer
	Trendpilot®	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
Tax cost of investments	$160,790,032	$212,395,952	$32,545,520
Gross tax unrealized appreciation	892,602	10,499,024	1,649,434
Gross tax unrealized depreciation	(3,362,377)	(10,758,613)	(1,539,596)
Net tax unrealized
appreciation (depreciation)	(2,469,775)	(259,589)	109,838
Undistributed ordinary income	835,849	865,710	38,618
Undistributed long-term gain	—	—	—
Total distributable earnings	835,849	865,710	38,618
Other accumulated (loss)	(4,852,030)	(1,723,840)	(347,826)
Total accumulated gain (loss)	$(6,485,956)	$(1,117,719)	$(199,370)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

		Pacer
	Pacer	Developed
	US Small	Markets
	Cap	International	Pacer
	Cash Cows	Cash Cows	WealthShield
	100 ETF	100 ETF	ETF
Tax cost of investments	$5,887,320	$21,131,737	$70,159,839
Gross tax unrealized appreciation	351,910	899,795	—
Gross tax unrealized depreciation	(375,640)	(575,347)	(23,821)
Net tax unrealized
appreciation (depreciation)	(23,730)	324,448	(23,821)
Undistributed ordinary income	2,037	65,836	60,273
Undistributed long-term gain	—	—	—
Total distributable earnings	2,037	65,836	60,273
Other accumulated (loss)	(91,125)	(29,470)	(2,584,611)
Total accumulated gain (loss)	$(112,818)	$360,814	$(2,548,159)

	Pacer
	Military
	Times Best
	Employers
	ETF
Tax cost of investments	$2,489,000
Gross tax unrealized appreciation	75,346
Gross tax unrealized depreciation	(31,253)
Net tax unrealized
appreciation (depreciation)	44,093
Undistributed ordinary income	342
Undistributed long-term gain	—
Total distributable earnings	342
Other accumulated (loss)	—
Total accumulated gain (loss)	$44,435

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

At April 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
	Amount	Amount	Expires

Pacer Trendpilot® US Large Cap ETF	$37,294,171	$—	Indefinite
Pacer Trendpilot® US Mid Cap ETF	2,690,881	—	Indefinite
Pacer Trendpilot® 100 ETF	9,715,335	4,778	Indefinite
Pacer Trendpilot® European Index ETF	4,852,030	—	Indefinite
Pacer Global Cash Cows Dividend ETF	1,610,376	113,464	Indefinite
Pacer US Cash Cows 100 ETF	347,826	—	Indefinite
Pacer US Small Cap Cash Cows 100 ETF	91,125	—	Indefinite
Pacer Developed Markets
International Cash Cows 100 ETF	29,470	—	Indefinite
Pacer WealthShield ETF	2,584,611	—	Indefinite
Pacer Military Times Best Employers ETF	—	—	Indefinite

NOTE 10 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period/year ended April 30, 2018 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital

Pacer Trendpilot® US Large Cap ETF	$7,017,355	$—	$—
Pacer Trendpilot® US Mid Cap ETF	2,882,696	—	—
Pacer Trendpilot® 100 ETF	466,293	—	—
Pacer Trendpilot® European Index ETF	538,237	—	—
Pacer Global Cash Cows Dividend ETF	3,669,616	—	—
Pacer US Cash Cows 100 ETF	319,520	—	—
Pacer US Small Cap Cash Cows 100 ETF	34,114	—	—
Pacer Developed Markets
International Cash Cows 100 ETF	70,528	—	—
Pacer WealthShield ETF	112,441	—	—
Pacer Military Times Best Employers ETF	—	—	—

The tax character of distributions paid by the Funds during the fiscal period/year ended April 30, 2017 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital

Pacer Trendpilot® US Large Cap ETF	$4,351,256	$—	$—
Pacer Trendpilot® US Mid Cap ETF	1,391,416	—	—
Pacer Trendpilot® 100 ETF	172,111	—	—
Pacer Trendpilot® European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	862,811	—	—
Pacer US Cash Cows 100 ETF	21,662	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2018 (Continued)

NOTE 11 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On May 15, 2018, the Adviser launched three new Funds in the Pacer Funds Trust: Pacer Benchmark Retail Real Estate ETF, Pacer Benchmark Industrial Real Estate ETF and Pacer Benchmark Data & Infrastructure Real Estate ETF.

On June 25, 2018, the following Funds declared distributions from ordinary income to shareholders of record as of June 27, 2018 payable June 28, 2018, as follows:

	Ordinary	Per Share
Fund	Income	Amount
Pacer Global Cash Cows Dividend ETF	$1,429,925	$0.24443164
Pacer US Cash Cows 100 ETF	$108,692	$0.07763696
Pacer US Small Cap Cash Cows 100 ETF	$12,447	$0.04149140
Pacer Developed Markets
International Cash Cows 100 ETF	$180,726	$0.18072634
Pacer WealthShield ETF	$137,115	$0.04811069
Pacer Military Times Best Employers ETF	$6,782	$0.06782260

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Pacer Funds Trust and the Shareholders of Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, and Pacer Military Times Best Employers ETF:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, and Pacer Military Times Best Employers ETF (the “Funds”), including the schedules of investments, as of April 30, 2018 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the three-year period then ended.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of April 30, 2018, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of April 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015

Abington, Pennsylvania
June 28, 2018

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period/year ended April 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Trendpilot® US Large Cap ETF	100.00%
Pacer Trendpilot® US Mid Cap ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European Index ETF	96.34%
Pacer Global Cash Cows Dividend ETF	92.40%
Pacer US Cash Cows 100 ETF	95.70%
Pacer US Small Cap Cash Cows 100 ETF	100.00%
Pacer Developed Markets International Cash Cows 100 ETF	100.00%
Pacer WealthShield ETF	72.06%
Pacer Military Times Best Employers ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period/year ended April 30, 2018 was as follows:

Pacer Trendpilot® US Large Cap ETF	100.00%
Pacer Trendpilot® US Mid Cap ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European Index ETF	0.00%
Pacer Global Cash Cows Dividend ETF	29.78%
Pacer US Cash Cows 100 ETF	96.20%
Pacer US Small Cap Cash Cows 100 ETF	100.00%
Pacer Developed Markets International Cash Cows 100 ETF	0.00%
Pacer WealthShield ETF	72.06%
Pacer Military Times Best Employers ETF	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot® US Large Cap ETF	0.00%
Pacer Trendpilot® US Mid Cap ETF	0.00%
Pacer Trendpilot® 100 ETF	0.00%
Pacer Trendpilot® European Index ETF	0.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	0.00%
Pacer US Small Cap Cash Cows 100 ETF	0.00%
Pacer Developed Markets International Cash Cows 100 ETF	0.00%
Pacer WealthShield ETF	0.00%
Pacer Military Times Best Employers ETF	0.00%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), attended an in-person meeting held on March 12, 2018 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) relating to the Pacer Benchmark Hotel & Lodging Real Estate SCTR ETF, Apartments & Residential Real Estate SCTR ETF, Office Real Estate SCTR ETF, Healthcare Real Estate SCTR ETF, Industrial Real Estate SCTR ETF, Net Lease Real

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Estate SCTR ETF and Data & Infrastructure Real Estate SCTR ETF (the “Benchmark Funds”); in addition, the Board also considered the proposed renewal of the Investment Advisory Agreement between the Trust and the Advisor relating to the Pacer Trendpilot US Large Cap ETF, Trendpilot US Mid Cap ETF Trendpilot 100 ETF, Trendpilot European Index ETF, Global Cash Cows Dividend ETF, US Cash Cows 100 ETF, US Small Cap Cash Cows 100 ETF and the Developed Markets International Cash Cows 100 ETF (each a “Existing Pacer Fund” and, together with the Benchmark Funds, the “Funds”).  The Board, including all of the Trust’s Independent Trustees voting separately, unanimously approved the Investment Advisory Agreement based on its review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to deciding to approve or renew, as applicable, the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  The Independent Trustees received assistance and advice from and met separately with independent counsel.  In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval or renewal of the Investment Advisory Agreement. Prior to the Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding the Fund’s expenses (both actual and, where relevant, proposed), relative to the expenses of other comparable funds.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing  the nature, quality and extent of services that the Advisor, where relevant, has provided and is prepared in the future to provide to each Fund, and the advisory fees payable to the Advisor for its services; (5) certain comparative information regarding the Funds’ expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement; and (7) information regarding the financial condition of the Advisor.  Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the continuation and/or approval, respectively, of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the fee to be paid to the Advisor; and (iii) potential economies of scale, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor.  The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor has been

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

providing, where relevant, and is capable of providing in the future all necessary advisory services required by the Funds, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio management personnel.  The Board also considered other services provided or to be provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor from an unaffiliated third party proprietary database comparing the expense ratios and performance of each Fund with the expense ratios and performance of other ETFs having similar investment objectives (each Fund’s “Peer Group”).  The Board compared each Fund’s expense ratio to the expense ratios of ETFs in the Fund’s Peer Group, focusing on whether each Fund charged fees that were within the range of fees charged by the Peer Group.  It also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses.  It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and benefits received (or proposed or likely to be received), by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Advisor.

•	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grew or may grow in the future.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund were and are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services rendered and expected to be rendered by the Advisor to each Fund; (c) agreed to approve the Investment Advisory Agreement as to each Benchmark Fund for a term of two years; and (d) agreed to renew the Investment Advisory

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Agreement as to each Existing Pacer Fund for a term of one year.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 16 Industrial Blvd., Suite 201, Paoli, PA 19301.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years

Interested Trustee

Joe M. Thomson	Trustee,	Indefinite	Founder/President at	11	Director, First
Born: 1944	Chairman,	Term;	Pacer Advisors, Inc.		Cornerstone
	President	since	(since 2005); President		Bank
	and Principal	2014	and Chief Compliance		(2000-2016)
	Executive		Officer, Pacer Financial,
	Officer		Inc. (since 2004)

Independent Trustees

Deborah G. Wolk	Lead	Indefinite	Self-employed providing	11	None
Born: 1950	Independent	Term;	accounting services and
	Trustee	since	computer modeling
		2015	(since 1997)

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	11	None
Newman, Sr.		Term;	Newman Wine &
Born: 1962		since	Spirits (since 2007)
2015

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years

Officers who are not Trustees:

Dennis J. Ryan	Trustee	Indefinite	Principal/Owner,	11	None
Born: 1947		Term;	Brendan Abstract
		since	Company, Inc.
		2017	(title insurance)
(since 1999)

Sean E. O’Hara	Treasurer	Indefinite	Director, Index Design	N/A	None
Born: 1962	and Principal	Term;	Group (since 2015);
	Financial	since	Director, Pacer Financial,
	Officer	2014	Inc. (since 2007);
Director, Pacer Advisors,
Inc. (since 2007)

Bruce Kavanaugh	Secretary	Indefinite	Vice President, Pacer	N/A	None
Born: 1964		Term;	Advisors, Inc. (since 2005),
		since	Vice President, Pacer
		2016	Financial , Inc. (since 2005)

Perpetua Seidenberg	Chief	Indefinite	Compliance Director,	N/A	None
Gateway Corporate	Compliance	Term;	Vigilant Compliance,
Center, Suite 216	Officer and	since	LLC (an investment
223 Wilmington	AML Officer	2018	management
West Chester Pike			services company)
Chadds Ford, PA			(since 2014); Auditor,
19317			PricewaterhouseCoopers
Born: 1990			(since 2012)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Privacy Policy

FACTS	WHAT DOES PACER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all information sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this Notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Pacer Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Pacer Funds	Can you limit
	Trust share?	this sharing?
For our everyday business purposes –	Yes	No
such as to process your transactions, maintain your
account(s), respond to court orders and legal
investigations, or report to credit bureaus
For our marketing purposes –	No	We don’t share
to offer our products and services to you
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For to market to you	No	We don’t share

Questions?	Call [1-800-617-0004] or go to [www.paceretfs.com]

Privacy Policy (Continued)

What we do
How does Pacer Funds Trust	To protect your personal information from
protect my personal information?	unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Pacer Funds Trust	We collect your personal information,
collect my personal information?	for example, when you
• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies such as Pacer Advisors, Inc. and Pacer Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Pacer Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Pacer Funds Trust doesn’t jointly market.

(This Page Intentionally Left Blank.)

Advisor
Pacer Advisors, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Index Provider
Index Design Group, LLC
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
DLA Piper LLP
1650 Market St., Suite 4900
Philadelphia, PA 19103-7300

PACER	PACER	PACER	PACER	PACER GLOBAL
TRENDPILOT®	TRENDPILOT®	TRENDPILOT®	TRENDPILOT®	CASH COWS
US LARGE CAP ETF	US MID CAP ETF	100 ETF	EUROPEAN INDEX ETF	DIVIDEND ETF
PTLC	PTMC	PTNQ	PTEU	GCOW
CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303	69374H808	69374H709

PACER US	PACER US SMALL	PACER DEVELOPED	PACER	PACER MILITARY
CASH COWS	CAP CASH COWS	MARKETS INTERNATIONAL	WEALTHSHIELD	TIMES BEST
100 ETF	100 ETF	CASH COWS 100 ETF	ETF	EMPLOYERS ETF
COWZ	CALF	ICOW	PWS	VETS
CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H881	69374H857	69374H873	69374H840	69374H832

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  No “Other services” were provided by the principal accountant were.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2018	FYE 04/30/2017
Audit Fees	$85,000	$51,000
Audit-Related Fees	$0	$0
Tax Fees	$10,000	$6,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2018	FYE 04/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 04/30/2018	FYE 04/30/2017
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee [, consisting of the entire Board,] are as follows: Jonathan Newman, Dennis Ryan and Deborah Wolk.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)  /s/ Joe Thomson
     Joe M. Thomson, President (Principal Executive Officer)

Date   06/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title  /s/ Joe Thomson
    Joe M. Thomson, President (Principal Executive Officer)

Date  06/28/2018

By (Signature and Title)  /s/ Sean O’Hara
    Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date   06/28/2018

* Print the name and title of each signing officer under his or her signature.